As filed with the Securities and Exchange Commission on October 24, 2007

File Nos. 333-123998

811-21749

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 7

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 9

CRM Mutual Fund Trust

(Exact Name of Registrant as Specified in Charter)

c/o PFPC Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-326-5334

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Thomas John Holton

Bingham McCutchen LLP

150 Federal Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☒ On October 26, 2007 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph a(1)

☐ On [date] pursuant to paragraph a(1)

☐ 75 days after filing pursuant to paragraph a(2)

☐ On [date] pursuant to paragraph (a)(2) of Rule 485

The investment objective of each Fund is long-term capital appreciation

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

OCTOBER 26, 2007

CRM SMALL CAP VALUE FUND

CRM SMALL/MID CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM LARGE CAP OPPORTUNITY FUND

CRM ALL CAP VALUE FUND

Investor Shares

PROSPECTUS

INVESTMENT OBJECTIVES

OF THE FUNDS

The CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund* and CRM All Cap Value Fund (the “Funds”) each seek to achieve long-term capital appreciation. Each Fund may change its objective without shareholder approval. There is no guarantee that a Fund will achieve its investment objective. The Funds will provide written notice at least 60 days prior to implementing any change in a Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Small Cap Value Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase similar to those in the Russell 2000 Value Index (“small cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 2000 Value Index changes constantly, and as a result, the capitalization of small cap companies in which the Small Cap Value Fund will invest will also change. As of September 30, 2007, the market capitalization range of the Russell 2000 Value Index was from approximately $72 million to $5 billion.

The Small/Mid Cap Value Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase similar to those in the Russell 2500 Value Index or in the S&P Mid Cap 400/Citigroup Value Index (together, “small/mid cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization ranges of the Russell 2500 Value Index and/or the S&P Mid Cap 400/Citigroup Value Index change constantly, and as a result, the capitalization of small/mid cap companies in which the Small/Mid Cap Value Fund will invest will also change. As of September 30, 2007, the market capitalization range of the Russell 2500 Value Index was from approximately $72 million to $8 billion, and the market capitalization range of the S&P Mid Cap 400/ Citigroup Value Index was from approximately $1 billion to $4.5 billion.

The Mid Cap Value Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase similar to those in the Russell Midcap Value Index (“mid cap companies”) that are publicly traded on a U.S. securities market.

*	Prior to October 26, 2007, CRM Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.

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The market capitalization range of the Russell Midcap Value Index changes constantly, and as a result, the capitalization of mid cap companies in which the Mid Cap Value Fund will invest will also change. As of September 30, 2007, the market capitalization range of the Russell Midcap Value Index was from approximately $901 million to $24 billion.

The Large Cap Opportunity Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase similar to those in the Russell 1000 Value Index (“large cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 1000 Value Index changes constantly, and as a result, the capitalization of large cap companies in which the Large Cap Opportunity Fund will invest will also change. As of September 30, 2007, the market capitalization range of the Russell 1000 Value Index was from approximately $901 million to $521 billion.

The All Cap Value Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies that are publicly traded on a U.S. securities market. There are no limits on the market capitalizations of the companies in which the All Cap Value Fund may invest.

For purposes of the 80% investment policy for each Fund, equity and equity related securities include:

•	common and preferred stocks;

•

securities convertible into common stock (such as convertible preferred stock and convertible bonds) that are rated, at the time of initial purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), or if unrated, are determined by the adviser to be of comparable quality; and

•	warrants on common stock.

Value Investing. Each Fund pursues a value strategy. Cramer Rosenthal McGlynn, LLC (“CRM” or the “Adviser”), the Funds’ investment adviser, seeks to identify changes that are material to a company’s operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to today. This type of dynamic change often creates confusion and misunderstanding that can result in the securities of a company being “neglected by investors” and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the marketplace will recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/ product/means of production/distribution and regulatory change.

The Investment Adviser’s Process. CRM identifies change from a variety of both qualitative and quantitative sources. These sources include the extensive use of CRM’s proprietary database of analysis and information, as well as

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news services and event driven information, and a screening process which uses various criteria, including neglect (where CRM seeks to identify companies whose future earnings or cash flow will surpass more modest market expectations) and valuation relationships (where CRM seeks to identify companies that are under-earning their potential with margins that are below their previous highs or those of peer companies). “Connecting the Dots” research involves companies within the same and different industries that might be affected by similar positive changes or developments. For example, when CRM identifies a business trend that affects one company, it may seek to identify other companies affected by the same trend. CRM’s ideas are generated internally with significant interaction among the members of CRM’s portfolio management teams. Members of CRM’s portfolio management teams regularly meet with representatives for companies both around the country and globally, and in a typical year they annually attend more than 500 company/management meetings.

Once change is identified, CRM evaluates a company on several levels by analyzing:

•	financial models based principally upon projected cash flows;

•	the price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	the extent of management’s ownership interest in a company; and

•	a company’s market position by corroborating CRM’s observations and assumptions through meetings with the company’s management, customers and suppliers.

CRM also evaluates the degree of recognition of a company by Wall Street by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base.

An important function of CRM’s investment process is to set a price target at which the stock will be sold, provided that there has been no fundamental change in the investment case. CRM constantly monitors the portfolio companies held by the Funds to determine if the stocks continue to act in accordance with CRM’s initial assessment. A stock may be sold when its fundamentals deteriorate or when the identified change is not having the expected impact on earnings and cash flow.

Each Fund also may use other strategies and engage in other investment practices described below and in the Funds’ Statement of Additional Information (“SAI”).

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PRINCIPAL INVESTMENT RISKS OF THE FUNDS

It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Fund buys will increase in value. The Funds are subject to the following principal investment risks:

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition, and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The investment adviser may be incorrect when it decides that some stocks are undervalued by the market.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Funds may be more volatile because they invest in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Risks of Foreign Investments. Each Fund may invest in foreign securities. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, currency exchange controls and political or social instability. The Funds could also lose money if the currency in which a foreign security is priced declines in value relative to the U.S. dollar. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Foreign markets may offer less protection to investors. Enforcing legal rights in some foreign countries may be difficult, costly and slow.

Portfolio Turnover Risk. Each Fund may actively trade portfolio securities to achieve its principal investment strategies. Consequently, a Fund’s portfolio turnover rate may exceed 100% per year. To the extent that a Fund’s strategies lead it to buy and sell securities more actively than other mutual funds, the Fund could have higher expenses, including increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate also may expose shareholders to higher taxable distributions.

Additional Risks. The Funds are also subject to other risks, some of which are described below under “Additional Information on Investment Risks.”

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PERFORMANCE INFORMATION, FEE TABLES AND EXAMPLES

SMALL CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Small Cap Value Fund’s Investor Shares by showing changes in the performance of the Fund’s Investor Shares from calendar year to calendar year and by showing how the average annual total returns of the Fund’s Investor Shares for one, five and ten years, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, two broad based measures of market performance. This performance information includes performance of the Fund’s predecessors, the CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005 and the CRM Funds—Small Cap Value Fund, for periods prior to November 1, 1999. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

27.30%	(22.80)%
For the quarter ended June 30, 2003	For the quarter ended September 30, 1998

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SMALL CAP VALUE FUND

INVESTOR SHARES

Average Annual Total Returns as of December 31, 2006	1 Year	5 Years(1)	10 Years(1)
Before Taxes	14.46%	12.65%	12.37%
After Taxes on Distributions(2)	11.69%	10.82%	10.92%
After Taxes on Distributions and Sale of Shares(2)	11.88%	10.35%	10.38%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)(3)	23.48%	15.37%	13.27%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(4)	18.37%	11.39%	9.44%

(1)	For periods from November 1, 1999 through September 30, 2005, performance is based upon the performance of CRM Small Cap Value Fund (a series of WT Mutual Fund) and for periods from October 1, 1995 to November 1, 1999, the CRM Funds—Small Cap Value Fund.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell 2000 Value Index is the Fund’s benchmark. The Russell 2000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
(4)	The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

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SMALL CAP VALUE FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the Small Cap Value Fund.

INVESTOR SHARES

Management Fees(1)	0.75%
Distribution (12b-1) Fees	None
Other Expenses(2)
Shareholder Servicing Fee	0.25%
Other Miscellaneous Expenses(2)	0.12%

Total Other Expenses(2)	0.37%

Total Annual Operating Expenses(3)	1.12%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody and accounting services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

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EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Small Cap Value Fund	1 Year	3 Years	5 Years	10 Years
Investor Shares	$114	$356	$617	$1,363

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SMALL/MID CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Small/Mid Cap Value Fund’s Investor Shares by showing changes in the performance of the Fund’s Investor Shares from calendar year to calendar year and by showing how the average annual total returns of the Fund’s Investor Shares for one year and since inception, both before and after taxes, compare with those of the Russell 2500 Value Index and the Russell 2500 Index, two broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, a series of WT Mutual Fund with the same name, for periods from September 1, 2004 (commencement of operations) through September 30, 2005. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

9.60%	(3.49)%
For the quarter ended March 31, 2006	For the quarter ended June 30, 2006

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SMALL/MID CAP VALUE FUND

INVESTOR SHARES

Average Annual Total Returns as of December 31, 2006	1 Year	Since Inception (September 1, 2004)(1)
Before Taxes	19.16%	18.21%
After Taxes on Distributions(2)	17.37%	17.37%
After Taxes on Distributions and Sale of Shares(2)	13.08%	15.37%
Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)(3)	20.18%	19.58%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)(4)	16.17%	18.58%

(1)	For periods from September 1, 2004 through September 30, 2005, performance is based upon the performance of CRM Small/Mid Cap Value Fund (a series of WT Mutual Fund).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell 2500 Value Index is the Fund’s benchmark. The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
(4)	The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in an index.

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SMALL/MID CAP VALUE FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the Small/Mid Cap Value Fund.

INVESTOR SHARES

Management Fees(1)	0.75%
Distribution (12b-1) fees	None
Other expenses(2)
Shareholder Servicing Fee	0.25%
Other Miscellaneous Expenses(2)	0.44%

Total Other Expenses(2)	0.69%

Total Annual Operating Expenses(3)(4)	1.44%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody and accounting services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2008 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.
(4)	From time to time, CRM may agree to waive its fees to lower annual operating expenses beyond the ones contractually agreed upon. Effective March 29, 2007, CRM voluntarily agreed to cap annual operating expenses of the Investor Shares of the Fund to the extent they exceed 1.35% of average net assets. After voluntary waivers, annual operating expenses of the Investor Shares of the Fund for the fiscal year ended June 30, 2007 were 1.42%. This voluntary cap may be increased or terminated at any time.

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EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the Small/Mid Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Small/Mid Cap Value Fund	1 Year	3 Years	5 Years	10 Years
Investor Shares	$147	$456	$787	$1,724

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MID CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund’s Investor Shares by showing changes in the performance of the Fund’s Investor Shares from calendar year to calendar year and by showing how the average annual total returns of the Fund’s Investor Shares for one and five years and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, two broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Mid Cap Value Fund (a series of WT Mutual Fund), for periods prior to September 30, 2005. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

24.81%	(16.75)%
For the quarter ended December 31, 2001	For the quarter ended September 30, 2002

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MID CAP VALUE FUND

INVESTOR SHARES

Average Annual Total Returns as of December 31, 2006	1 Year	5 Years(1)	Since Inception (September 20, 2000)(1)
Before Taxes	16.95%	13.07%	16.03%
After Taxes on Distributions(2)	15.62%	12.39%	14.77%
After Taxes on Distributions and Sale of Shares(2)	12.05%	11.21%	13.51%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)(3)	20.22%	15.88%	14.80%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)(4)	15.26%	12.88%	8.63%

(1)	For periods prior to September 30, 2005, performance is based upon the performance of the CRM Mid Cap Value Fund (a series of WT Mutual Fund).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell Midcap Value Index is the Fund’s benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
(4)	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market. It is not possible to invest directly in an index.

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MID CAP VALUE FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the Mid Cap Value Fund.

INVESTOR SHARES

Management Fees(1)	0.71%
Distribution (12b-1) fees	None
Other Expenses(2)
Shareholder Servicing Fee	0.25%
Other Miscellaneous Expenses(2)	0.08%

Total Other Expenses(2)	0.33%

Total Annual Operating Expenses(3)	1.04%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody and accounting services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

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EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the Mid Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Mid Cap Value Fund	1 Year	3 Years	5 Years	10 Years
Investor Shares	$106	$331	$574	$1,271

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LARGE CAP OPPORTUNITY FUND*

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Large Cap Opportunity Fund’s Investor Shares by showing changes in the performance of the Fund’s Investor Shares from calendar year to calendar year and by showing how the average annual total returns of the Fund’s Investor Shares for one year and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the Russell 1000 Index, two broad-based measures of market performance this performance information includes performance for the period from December 1, 2005 (commencement of operations). Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

7.20%	(2.24)%
For the quarter ended March 31, 2006	For the quarter ended June 30, 2006

*	Prior to October 26, 2007, CRM Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.

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LARGE CAP OPPORTUNITY FUND

INVESTOR SHARES

Average Annual Total Returns as of December 31, 2006	1 Year	Since Inception (December 1, 2005)
Before Taxes	16.62%	15.26%
After Taxes on Distributions(1)	16.41%	15.07%
After Taxes on Distributions and Sale of Shares(1)	10.91%	12.92%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	22.25%	21.02%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)(3)	15.46%	14.32%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Russell 1000 Value Index is the Fund’s benchmark. The Russell 1000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
(3)	The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in an index.

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LARGE CAP OPPORTUNITY FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the Large Cap Opportunity Fund.

INVESTOR SHARES

Management Fees(1)	0.75%
Distribution (12b-1) Fees	None
Other Expenses(2)
Shareholder Servicing Fee	0.25%
Other Miscellaneous Expenses(2)	0.80%

Total Other Expenses(2)	1.05%

Total Annual Operating Expenses(3)	1.80%
Fee Waiver(3)	(0.30)%

Net Expenses(3)(4)	1.50%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody and accounting services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.
(4)	From time to time, CRM may agree to waive its fees to lower annual operating expenses beyond the ones contractually agreed upon. Effective March 29, 2007, CRM voluntarily agreed to cap annual operating expenses of the Investor Shares of the Fund to the extent they exceed 1.40% of the average net assets. After voluntary waivers, annual operating expenses of the Investor Shares for the fiscal year ended June 30, 2007 were 1.47%. This voluntary cap may be increased or terminated at any time.

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EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the Large Cap Opportunity Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Large Cap Opportunity	1 Year	3 Years	5 Years	10 Years
Investor Shares	$153	$474	$886	$2,037

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ALL CAP VALUE FUND

PERFORMANCE INFORMATION

The Investor Shares of the All Cap Value Fund commenced operations on October 24, 2006. Therefore because the Fund does not yet have performance information for a full calendar year, information on the Fund’s performance is not included in this section. However, performance of another account that is similarly managed by the Adviser is presented in the section entitled “Management of the Fund—Adviser Performance Information.”

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ALL CAP VALUE FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the All Cap Value Fund.

INVESTOR SHARES

Management Fees(1)	0.95%
Distribution (12b-1) fees	None
Other Expenses(2)
Shareholder Servicing Fee	0.25%
Other Miscellaneous Expenses(2)	4.93%

Total Other Expenses(2)	5.18%

Total Annual Operating Expenses(3)	6.13%
Fee Waiver(3)	(4.63)%

Net Expenses(3)	1.50%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.95% on net assets up to and including $1 billion; 0.90% on net assets over $1 billion and up to and including $2 billion; and 0.85% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody and accounting services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

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EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the All Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

All Cap Value Fund	1 Year	3 Years	5 Years	10 Years
Investor Shares	$153	$474	$1,818	$5,047

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ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

The Funds’ investment objectives and their principal investment strategies and risks are summarized at the beginning of this prospectus. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve the Funds’ investment objectives. More information on investment strategies and risks appears in this section. A Fund may also use strategies and invest in securities that are not described below but which are described in the Funds’ SAI. The Adviser may decide, as a matter of investment strategy, not to use the investment and investment techniques described below and in the SAI at any particular time. Also note that there are many other factors that could adversely affect your investment and that could prevent the Funds from achieving their goals, which are not described here.

Convertible Securities. Under normal circumstances, each Fund invests at least 80% of its assets in equity and equity related securities. Equity and equity related securities include convertible securities that are rated, at the time of purchase, in the three highest rating categories by a NRSRO such as Moody’s or S&P, or if unrated, are determined by CRM to be of comparable quality.

Debt Securities. Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in the three highest categories by a NRSRO such as Moody’s or S&P, or if unrated, are determined by CRM to be of comparable quality. Each Fund may invest in debt securities of any maturity.

Derivatives. The Funds may also invest in derivative contracts, such as options on securities and securities indices. However, as a fundamental policy, each Fund may not commit nor expose more than 15% of its total assets to derivative strategies.

Restricted Securities. Although each Fund usually invests in securities listed on securities exchanges, it may also purchase securities that are not registered for sale to the general public, or to a limited extent, securities that are not readily marketable. Each Fund may invest up to 15% of its net assets in illiquid securities.

Exchange Traded Funds. Subject to applicable statutory and regulatory limits, each Fund may invest in securities of exchange-traded funds (“ETFs”) which are registered investment companies that are listed on securities exchanges. These limitations currently provide, in part, that each Fund may not purchase shares of an ETF if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the ETF, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the ETF or (c) more than 10% of the Fund’s total assets would be invested in ETFs and other investment companies.

Defensive Investing. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the three highest rating categories by a NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Funds will be unable to achieve their investment objectives.

Money Market Investments. To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term investment grade bonds, money market mutual funds and other money market instruments. Each Fund may also hold collateral with the loan of portfolio securities consisting of money market mutual funds and other money market instruments.

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Portfolio Turnover. Each Fund’s investment objective is to seek to achieve long-term capital appreciation and the Funds do not purchase securities with the intention of engaging in short-term trading. A Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Adviser, regardless of the length of the holding period. Frequent trading involves higher securities transaction costs which may adversely affect a Fund’s performance. To the extent that this policy results in the realization of gains on investments, a Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

ADDITIONAL INFORMATION ON INVESTMENT RISKS

Risks of Debt Securities. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

Risks of Convertible Securities. Convertible securities, such as convertible preferred stock and convertible bonds, are subject to the market risks of stocks as well as the risks of credit and interest rate risk of debt securities.

Liquidity Risk. Restricted securities and thinly traded securities may be difficult or impossible to sell at the time and the price that a Fund would like.

Risks of Derivatives. A Fund’s use of derivative contracts, such as options on securities, and securities indices, may be risky. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivatives can have a big impact on a Fund’s stock and index exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets, and derivative counterparties may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

Risk of ETFs. The return on investments in ETFs will be reduced by the operating expenses, including investment advisory, of the ETFs, and will be further reduced by the expenses of a Fund, including advisory fee payable by the Fund. As such, there is a layering of fees and expenses.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is contained in the SAI.

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MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUNDS

The Board of Trustees of the CRM Mutual Fund Trust has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by each Fund and its shareholders.

ADVISER

Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 20th Floor, New York, New York 10022, serves as the investment adviser to each Fund. As a Fund’s investment adviser, CRM has the overall responsibility for directing the Fund’s investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and have been in business for more than thirty years. CRM has advised the CRM Funds and their predecessors since each Fund’s inception. As of June 30, 2007, CRM had over $11 billion of assets under management.

For the fiscal year ended June 30, 2007, CRM received investment advisory fees of 0.75% as a percentage of average daily net assets for the management of the Small Cap Value Fund.

For the fiscal year ended June 30, 2007, CRM received, after waivers, investment advisory fees of 0.72% as a percentage of average daily net assets for the management of the Small/Mid Cap Value Fund.

For the fiscal year ended June 30, 2007, CRM received investment advisory fees of 0.71% as a percentage of average daily net assets for the management of the Mid Cap Value Fund.

For the fiscal year ended June 30, 2007, CRM received, after waivers, investment advisory fees of 0.38% as a percentage of average daily net assets for the management of the Large Cap Opportunity Fund.

The All Cap Value Fund pays a monthly advisory fee to CRM at the annual rate of 0.95% of the Fund’s average daily net assets up to and including $1 billion, 0.90% of the Fund’s average daily net assets over $1 billion and up to and including $2 billion, and 0.85% of the Fund’s average daily net assets over $2 billion.

CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Funds. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ management agreement is available in the Funds’ Annual Report for the fiscal period ended June 30, 2007.

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PORTFOLIO MANAGERS

Ronald McGlynn, Chairman & CEO and Jay Abramson, President & CIO are responsible for the overall management of the CRM Funds. The investment research team for all of the CRM Funds consists of eighteen individuals, with an average of fourteen years investment experience. The portfolio managers who have responsibility for the day-to-day management of the Funds, together with their business experience for at least the past five years, are set forth below.

Small Cap Value Fund. James Stoeffel and Carl Brown are leaders of the team that is responsible for the day-to-day management of the Small Cap Value Fund.

Carl D. Brown—Senior Vice President

Carl, with fourteen years of financial and investment-related experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 1999, Carl was a tax consultant and CPA at KPMG Peat Marwick. He received a BA from the University of Pennsylvania and an MBA from New York University’s Stern School of Business. Carl has served as portfolio manager of the Small Cap Value Fund since 2007.

James P. Stoeffel—Senior Vice President

Jim, with sixteen years of investment experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 2001, he was the Director of Research at Palisade Capital Management. His other work experiences include Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney; a Senior Financial Analyst/ Assistant Treasurer with Ticor Title Insurance; and an auditor. Jim received a BA from Washington & Lee University and an MBA from New York University’s Stern School of Business. Jim has served as a portfolio manager of the Small Cap Value Fund since 2001.

Small/Mid Cap Value Fund. Jay Abramson, Carl Brown, Brendan Hartman and Robert Rewey are leaders of the team responsible for the day-to-day management of the Small/Mid Cap Value Fund.

Jay B. Abramson—President, Chief Investment Officer

Jay has been with the firm for twenty-two years and has the overall responsibility for CRM’s investment team. Prior to joining the firm, Jay earned his CPA. He received a BSE from the University of Pennsylvania Wharton School and a JD from the University of Pennsylvania Law School. Jay has served as a portfolio manager of the Small/Mid Cap Value Fund since its inception.

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Carl D. Brown—Senior Vice President

Carl, with fourteen years of financial and investment-related experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 1999, Carl was a tax consultant and CPA at KPMG Peat Marwick. He received a BA from the University of Pennsylvania and an MBA from New York University’s Stern School of Business. Carl has served as portfolio manager of the Small/Mid Cap Value Fund since its inception.

Brendan J. Hartman—Senior Vice President

Brendan, with thirteen years of investment experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 2001, Brendan was a research analyst at DLJ and Salomon Brothers. He received a BA from Lehigh University and an MBA from New York University’s Stern School of Business. Brendan has served as a portfolio manager of the Small/Mid Cap Value Fund since its inception.

Robert “Chip” L. Rewey III, CFA—Senior Vice President

Chip, with seventeen years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm at the start of 2003, he spent eight years as a portfolio manager/senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He received a BS from the Carroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University. Chip has served as a portfolio manager of the Small/Mid Cap Value Fund since its inception.

Mid Cap Value Fund. Jay Abramson, Carl Brown, Brendan Hartman and Robert Rewey are co-leaders of the team responsible for the day-to-day management of the Mid Cap Value Fund.

Jay B. Abramson—President, Chief Investment Officer

Jay has been with the firm for twenty-two years and has the overall responsibility for CRM’s investment team. Prior to joining the firm, Jay earned his CPA. He received a BSE from the University of Pennsylvania Wharton School and a JD from the University of Pennsylvania Law School. Jay has served as a portfolio manager of the Mid Cap Value Fund since its inception.

Carl D. Brown—Senior Vice President

Carl, with fourteen years of financial and investment-related experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 1999, Carl was a tax consultant at KPMG Peat Marwick. He received a BA from the University of Pennsylvania and an MBA from New York University’s Stern School of Business. Carl has served as a portfolio manager of the Mid Cap Value Fund since 2005.

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Brendan J. Hartman—Senior Vice President

Brendan, with thirteen years of investment experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 2001, Brendan was a research analyst at DLJ and Salomon Brothers. He received a BA from Lehigh University and an MBA from New York University’s Stern School of Business. Brendan has served as a portfolio manager of the Mid Cap Value Fund since 2001.

Robert “Chip” L. Rewey III, CFA—Senior Vice President

Chip, with seventeen years of investment experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm at the start of 2003, he spent eight years as a portfolio manager/senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He received a BS from the Carroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University. Chip has served as a portfolio manager of the Mid Cap Value Fund since 2003.

Large Cap Opportunity Fund. Jay Abramson and David Tillson are co-leaders of the team responsible for the day-to-day management of the Large Cap Opportunity Fund.

Jay B. Abramson—President, Chief Investment Officer

Jay has been with the firm for twenty-two years and has the overall responsibility for CRM’s investment team. Prior to joining the firm, Jay earned his CPA. He received a BSE from the University of Pennsylvania Wharton School and a JD from the University of Pennsylvania Law School. Jay has served as a portfolio manager of the Large Cap Opportunity Fund since its inception.

David A. Tillson, CFA—Senior Vice President

David, with thirty-three years of investment experience, is responsible for portfolio management and research. Prior to joining the firm in 2002, he was a Managing Director and Head of Personal Investments in New York for the U.S. Trust Company responsible for the Wealth Management Group, Wealth Advisory and Domestic Equity Trading. David received his BA from Brown University and an MBA from New York University’s Stern School of Business. David has served as a portfolio manager of the Large Cap Opportunity Fund since its inception.

All Cap Value Fund. Kevin M. Chin and Ronald McGlynn are co-leaders of the team responsible for the day-to-day management of the All Cap Value Fund.

Kevin M. Chin—Senior Vice President

Kevin, with twenty-one years of investment experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 1989, he was a financial analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrager with Credit Suisse First Boston. He received a BS from Columbia University. Kevin has served as a portfolio manager of the All Cap Value Fund since 2007.

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Ronald H. McGlynn—Chairman, Chief Executive Officer

Ron is a co-founder, the Chairman and Chief Executive Officer of CRM with over thirty-six years of investment experience. Prior to founding CRM, he was a portfolio manager and an investment research analyst for Standard & Poor’s Inter-Capital, Chase Manhattan Bank and Oppenheimer & Company. Mr. McGlynn earned a B.A. from Williams College and an MBA from Columbia University Business School. Ron has served as a portfolio manager of the All Cap Value Fund since its inception.

The SAI provides additional information about compensation of the portfolio managers listed above, the other funds, pooled investment vehicles and accounts they manage, and their ownership of securities of the Funds.

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ADVISER PERFORMANCE INFORMATION

The table below sets forth the average annual returns of a separate account (referred to as the All Cap Value Account) managed by CRM. The All Cap Value Account is the only account managed by CRM with an investment goal, policies and restrictions substantially similar to the All Cap Value Fund, and has been managed in substantially the same way that the All Cap Value Fund is managed by CRM. The All Cap Value Account is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, that the All Cap Value Fund is subject to, which had they applied might have adversely affected the performance of the All Cap Value Account. In addition, securities held by the All Cap Value Fund are not identical to the securities held by the All Cap Value Account.

The data is provided to illustrate the past performance of CRM in managing an account with an investment goal, policies and restrictions substantially similar to those of the All Cap Value Fund as measured against the index that is the benchmark for the All Cap Value Fund, and does not represent the performance of the All Cap Value Fund. Investors should not consider this performance data as a substitute for the performance of the All Cap Value Fund, nor should investors consider this data as an indication of future performance of the All Cap Value Fund or of any other Fund. The returns are not intended to predict or suggest the returns that might be experienced by the All Cap Value Fund or an individual investing in the All Cap Value Fund.

The performance figures represent the total return for the 1-year and 5-years periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Investor Shares of the All Cap Value Fund which are presently in effect and which are listed in the Fees and Expenses Table were deducted during such periods. All returns are for the periods ended on December 31, 2006.

Annual Total Return	1 Year	5 Years(2)
All Cap Value Account	15.73%	10.37%
Russell 3000 Index(1)	15.72%	7.17%
(1)	The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.
(2)	The All Cap Value Account commenced operations January 1, 2002.

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SERVICE PROVIDERS

The chart below provides information on the Funds’ primary service providers.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

The net asset value (“NAV”) of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds’ transfer agent are open for business) (a “Business Day”). The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds’ transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not Business Days.

The Funds value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees. The Board of Trustees has delegated to the Adviser the authority to approve fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

The Funds may use fair value pricing for, among other things, the following investments: (i) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (ii) a security whose trading has been suspended or which has been delisted from its primary trading exchange; (iii) a security that is thinly traded; (iv) a security whose issuer is in default or bankruptcy proceedings; (v) a security affected by extreme market conditions; (vi) a security affected by currency controls or restrictions; and (vii) a security whose issuer is affected by a significant event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net asset value is computed and that may materially affect the value of the security. Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings could change at a time when you are not able to buy or sell Fund shares.

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PURCHASE OF SHARES

Fund shares are offered on a continuous basis and when purchased directly from the Funds are sold without any sales charges. The minimum initial investment in a Fund’s Investor Shares is $2,500 ($2,000 for Individual Retirement Accounts (“IRAs”), or automatic investment plans). The Funds, in their sole discretion, may waive the minimum initial investment to establish certain Investor Share accounts. The minimum additional investment for direct investors in each Fund is $100. You may purchase shares from the Funds as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (an “Intermediary”). The policies and fees charged by an Intermediary may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

MID CAP VALUE FUND IS CLOSED TO NEW INVESTORS

The Adviser monitors the total assets of each Fund and may recommend to the Board of Trustees of the Funds that a Fund be closed to new investors due to concerns that an increase in the asset size of the Fund may adversely affect the Fund’s ability to achieve its investment objective. Accordingly, pursuant to the Adviser’s recommendation and the Board’s approval, the Mid Cap Value Fund is currently closed to new investors. Shares of the Mid Cap Value Fund are only being offered to:

(i)	persons who hold shares of the Mid Cap Value Fund directly or through accounts maintained by Intermediaries pursuant to arrangements with the Adviser;

(ii)	persons who are advisory clients of the Adviser;

(iii)	persons who are clients of consultants or Intermediaries designated by the Adviser; and

(iv)	trustees, directors, officers and employees of the Adviser, and their respective spouses, parents and children.

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PURCHASE OF SHARES FROM THE FUNDS

By Mail. You may purchase shares by sending a check drawn on a U.S. bank payable to the CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Funds	CRM Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9812	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

By Wire. You may purchase shares by wiring federal funds immediately available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company

c/o PNC Bank

Philadelphia, PA

ABA #031-0000-53

DDA #86-1282-2896

Attention: CRM Funds

[YOUR NAME]

[YOUR FUND ACCOUNT NUMBER]

If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above.

Additional Information Regarding Purchases. You must submit your purchase order by the close of regular trading on the Exchange on any Business Day to purchase shares at that day’s NAV. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds will not accept third party checks.

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Federal Law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual) social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder’s identity.

If you place an order to an Intermediary, it is the responsibility of the Intermediary, rather than the Fund, to transmit your order for the purchase of shares to the Fund’s transfer agent. The Intermediary may impose an earlier deadline for submitting your purchase order. Please consult your Intermediary for additional information.

For information on other ways to purchase shares, including through an IRA, or an automatic investment plan, please refer to the SAI.

REDEMPTION OF SHARES

You may sell your shares on any Business Day. Redemption requests received by an Intermediary or the Funds’ transfer agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading on that day. Redemption requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. The Fund does not impose any fees when Fund shares are redeemed. However, an Intermediary may impose a fee upon redemptions of Fund shares. Please consult your Intermediary. It is the responsibility of each Intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis.

To be in “good order” a redemption request must include:

•	Your account number;

•	The amount of the transaction (in dollars or shares);

•	Signatures of all owners exactly as registered on the account (for requests by mail);

•	Signature guarantees, for mail requests only; and

•	Any supporting legal documentation that may be required.

Redemption checks are normally mailed on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt.

If you purchased your shares through an account with an Intermediary, you should contact the Intermediary for information relating to redemptions.

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REDEMPTION OF SHARES FROM THE FUNDS

By Mail. If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:

CRM Funds	CRM Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9812	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

By Telephone. In order to be eligible to redeem shares by telephone, you must check the appropriate box on the Funds’ application form. To redeem shares by telephone, please call PFPC at (800) CRM-2883 for instructions. A telephone request to sell shares must be received prior to the close of the Exchange. If you telephone your request to the Funds’ transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. The Funds will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Funds nor their transfer agent will be responsible if they act on telephone instructions they reasonably believe to be genuine.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Redemption proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

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If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected.

Small Accounts. If the value of your investment in a Fund falls below $2,500 for Investor Share accounts ($2,000 for IRAs or automatic investment plans), a Fund may ask you to increase your balance. If the account value is still below $2,500 ($2,000 for IRAs or automatic investment plans) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $2,500 solely as a result of a reduction in your account’s market value.

Redemptions in Kind. The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect a Fund’s operations (for example, if it represents more than 1% of a Fund’s assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Investor Shares of another CRM Fund. The Funds reserve the right to reject any exchange request at any time and for any reason, without prior written notice.

Exchange requests received by an Intermediary or the Funds’ transfer agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading on that day. Exchange requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $2,500 for Investor Share accounts ($2,000 for IRAs or automatic investment plans). See “Taxes” for a discussion of the tax effect on an exchange of shares.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with an Intermediary, contact the Intermediary. Generally, all written requests must be signed by all owners and must include any required signature. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Investor Shares to be acquired through an exchange may be legally made.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can

39

disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all Fund shareholders. In particular, frequent trading can (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.

The Board of Trustees of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds’ policy is intended to discourage excessive trading in a Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order or exchange request at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor’s trading history in any of the Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

The Funds will generally monitor trading activity within a 90-day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and may consider trading activity in multiple accounts under common ownership, control or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Adviser will seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders, whether an individual account or omnibus accounts maintained by Intermediaries, in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. The Funds or the Distributor, in accordance with applicable law, enter into agreements with Intermediaries requiring the Intermediaries to provide certain information to help identify excessive trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. Nonetheless, the Funds’ ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and the Funds’ success in accomplishing the

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objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the Intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Fund. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

Federal Income Taxes. As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

You will normally have to pay Federal income taxes, and any state or local taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gains rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. For taxable years beginning on or before December 31, 2010, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income,” provided that they are so designated by that Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at long-term capital gain rates to the extent derived from “qualified dividend income” of the Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations will be “qualified dividend income” if that stock is readily tradable on an established U.S. securities market. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

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You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you redeem, sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being redeemed, sold or exchanged and the sale price of the shares you redeem, sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

If you are neither a citizen nor a resident of the United States, a Fund in which you invest will withhold U.S. Federal income tax at the rate of 30% (or lower applicable treaty rate) on taxable dividends and certain other payments (but not including distributions of net capital gains). For Fund taxable years beginning before 2008, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

State and Local Income Taxes. You should consult your tax advisor concerning the state and local tax consequences of an investment in a Fund, which may be different from those under Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the SAI.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under Federal tax law, and under other tax laws, such as foreign, state or local tax laws, of an investment in a Fund, which are not addressed here.

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DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. (the “Distributor”) manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with Intermediaries to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of its Investor Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund’s Investor Shares. Service activities provided by service providers under this plan include (a) answering shareholder inquiries, (b) assisting in designating and changing dividend options, account designations and addresses, (c) establishing and maintaining shareholder accounts and records, (d) assisting in processing Fund share purchase, exchange and redemption transactions, (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances, (i) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders, (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders, (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares, (m) completing all customer identification procedures in relation to the shareholders under the Funds’ anti-money laundering program, (n) providing to shareholders all privacy notices, and (o) providing other services requested by shareholders of Investor Shares. The Adviser may provide services to some holders of Investor Shares and receive the applicable shareholder service fee or may remit all or a portion of shareholder service fees to an Intermediary.

ADDITIONAL PAYMENTS

The Adviser may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this Prospectus for shareholder servicing. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to

43

the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries. Please contact your Intermediary for information regarding any additional payments they may receive.

SHARE CLASSES

Each Fund offers Investor and Institutional Shares. The Large Cap Opportunity Fund and the All Cap Value Fund also offer Advisor Shares. Each class has different minimum investment requirements, fees and expenses. Investors investing $2,500 ($2,000 for IRAs and automatic investment plans) or more may purchase Investor Shares. Other investors investing $1,000 or more may purchase Advisor Shares. Institutional Shares are offered only to those investors who invest in a Fund through an Intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Unlike the Investor Shares and the Advisor Shares, the Institutional Shares are not subject to a shareholder service fee. The Advisor Shares are subject to a Rule 12b-1 distribution fee. The Investor Shares and the Institutional Shares are not subject to a Rule 12b-1 distribution fee.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 fiscal years or since inception, if shorter. Certain information reflects financial results for a single Investor Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). Financial highlights for the periods through June 30, 2007 have been audited by Ernst & Young LLP, the Funds’ Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in the CRM Funds’ Annual Report, which is available, without charge, upon request.

	For the Years Ended June 30,
	2007	2006(1)	2005(1)		2004(1)		2003(1)
SMALL CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Year	$26.56	$26.41	$26.34		$19.77		$21.00

Investment Operations:
Net investment loss(2)	(0.02)	(0.06)	(0.10)		(0.14)		(0.07)
Net realized and unrealized gain (loss) on investments	5.06	3.73	2.53		6.71		(0.52)

Total from investment operations	5.04	3.67	2.43		6.57		(0.59)

Distributions to shareholders:
From net investment income	(0.03)	—	—		—		(0.02)
From net realized gain on investments	(3.79)	(3.52)	(2.36)		—		(0.62)

Total distributions to shareholders	(3.82)	(3.52)	(2.36)		—		(0.64)

Net Asset Value—End of Year	$27.78	$26.56	$26.41		$26.34		$19.77

Total Return	20.47%	14.27%	9.46%		33.23%		(2.26)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.12%	1.14%	1.22	%(3)	1.22	%(3)	1.27	%(3)
Net investment loss, including reimbursement/waiver	(0.08)%	(0.23)%	(0.40	)%(3)	(0.58	)%(3)	(0.39	)%(3)
Portfolio turnover rate	84%	80%	84	%(3)	77	%(3)	74	%(3)
Net Assets at end of year (000’s omitted)	$245,746	$294,362	$273,817		$282,119		$181,296
(1)	Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.
(2)	The net investment loss per share was calculated using average shares outstanding method.
(3)	For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I—Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

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	For the Year Ended June 30, 2007	For the Year Ended June 30, 2006(2)	For the Period September 1, 2004(1) through June 30, 2005(2)
SMALL/MID CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Period	$13.00	$11.57	$10.00

Investment operations:
Net investment income (loss)(3)	(0.06)	(0.05)	0.12
Net realized and unrealized gain on investments	3.78	1.59	1.45

Total from investment operations	3.72	1.54	1.57

Distributions to shareholders:
From net investment income	—	(0.01)	—
From net realized gain on investments	(0.85)	(0.10)	—

Total distributions to shareholders	(0.85)	(0.11)	—

Net Asset Value—End of Period	$15.87	$13.00	$11.57

Total Return	29.55%	13.33%	15.70	%(4)

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.42%	1.47%	1.50	%(5,6)
Expenses, excluding reimbursement/waiver	1.44%	1.48%	2.59	%(5,6)
Net investment income (loss), including reimbursement/waiver	(0.41)%	(0.38)%	1.28	%(5,6)
Portfolio turnover rate	94%	109%	71	%(4,6)
Net Assets at end of period (000’s omitted)	$37,191	$25,926	$25,566
(1)	Inception of Investor Share class.
(2)	Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.
(3)	The net investment income (loss) per share was calculated using the average shares outstanding method.
(4)	Not annualized.
(5)	Annualized.
(6)	For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I—Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

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	For the Years Ended June 30,
	2007	2006(1)	2005(1)		2004(1)		2003(1)
MID CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Year	$28.07	$26.08	$23.73		$17.57		$17.85

Investment operations:
Net investment income (loss)	0.15 (2)	0.10 (2)	0.33	(2)	(0.02	)(2)	0.01
Net realized and unrealized gain (loss) on investments	6.76	2.86	3.17		6.20		(0.21)

Total from investment operations	6.91	2.96	3.50		6.18		(0.20)

Distributions to shareholders:
From net investment income	(0.14)	(0.17)	(0.09)		(0.02)		—
From net realized gain on investments	(1.66)	(0.80)	(1.06)		—		(0.08)

Total distributions to shareholders	(1.80)	(0.97)	(1.15)		(0.02)		(0.08)

Net Asset Value—End of Year	$33.18	$28.07	$26.08		$23.73		$17.57

Total Return	25.41%	11.55%	14.90%		35.22%		(1.07)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.04%	1.08%	1.20	%(3)	1.28	%(3)	1.37	%(3)
Expenses, excluding reimbursement/waiver	1.04%	1.08%	1.20	%(3)	1.28	%(3)	1.40	%(3)
Net investment income (loss), including reimbursement/waiver	0.48%	0.38%	1.31	%(3)	(0.10	)%(3)	0.04	%(3)
Portfolio turnover rate	92%	110%	112	%(3)	152	%(3)	142	%(3)
Net Assets at end of year (000’s omitted)	$1,716,638	$1,136,565	$632,006		$136,994		$42,554
(1)	Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.
(2)	The net investment income (loss) per share was calculated using average shares outstanding method.
(3)	For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I—Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

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	For the Year Ended June 30, 2007	For the Period December 1, 2005(1) through June 30, 2006
LARGE CAP OPPORTUNITY FUND*—Investor Shares
Net Asset Value—Beginning of Period	$10.48	$10.00

Investment Operations:
Net investment income(2)	0.02	—
Net realized and unrealized gain on investments	2.27	0.48

Total from investment operations	2.29	0.48

Distributions to shareholders:
From net investment income	(0.01)	—
From net realized gain on investments	(0.08)	—

Total distributions to shareholders	(0.09)	—

Net Asset Value—End of Period	$12.68	$10.48

Total Return	21.95%	4.80	%(3)

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.47%	1.50	%(4)
Expenses, excluding reimbursement/waiver	1.80%	6.26	%(4)
Net investment income including reimbursement/waiver	0.15%	0.03	%(4)
Portfolio turnover rate	119%	101	%(3)
Net Assets at end of period (000’s omitted)	$25,852	$2,243
*	Prior to October 26, 2007, CRM Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.
(1)	Inception of Investor Share class.
(2)	The net investment income per share was calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

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	For the Period October 24, 2006(1) through June 30, 2007
ALL CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Period	$10.00

Investment operations:
Net investment loss(2)	(0.01)
Net realized and unrealized gain on investments	1.43

Total from investment operations	1.42

Distributions to shareholders:
From net investment income	(0.01)
From net realized gain on investments	(0.01)

Total distributions to shareholders	(0.02)

Net Asset Value—End of Period	$11.40

Total Return	14.21	%(3)

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50	%(4)
Expenses, excluding reimbursement/waiver	6.13	%(4)
Net investment loss, including reimbursement/waiver	(0.07	)%(4)
Portfolio turnover rate	54	%(3)
Net Assets at the end of period (000’s omitted)	$4,322
(1)	Inception of Investor Share class.
(2)	The net investment loss per share was calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

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THIS PRIVACY POLICY IS BEING DELIVERED WITH THE FUNDS’ PROSPECTUS BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ PROSPECTUS

APPENDIX A

PRIVACY POLICY

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, the CRM Large Cap Opportunity Fund and the CRM All Cap Value Fund (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refer to the Trust and the Funds. The words “you” and “your” refer to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic, and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents will comply with these laws to the extent we are required to do so. In addition, we and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained, free of charge, by (i) visiting the Funds’ website at www.crmfunds.com, (ii) calling the Funds at 800-CRM-2883; and (iii) writing to the CRM Funds, c/o PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-800-CRM-2883.

The investment company registration number is 811-21749.

CRM SMALL CAP VALUE FUND

CRM SMALL/MID CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM LARGE CAP OPPORTUNITY FUND

CRM ALL CAP VALUE FUND

CRM Funds

c/o PFPC Inc.

PO Box 9812

Providence, RI 02940

800-CRM-2883

www.crmfunds.com

The investment objective of each Fund is long-term capital appreciation

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS

OCTOBER 26, 2007

CRM SMALL CAP VALUE FUND

CRM SMALL/MID CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM LARGE CAP OPPORTUNITY FUND

CRM ALL CAP VALUE FUND

Institutional Shares

INVESTMENT OBJECTIVES

OF THE FUNDS

The CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund* and CRM All Cap Value Fund (the “Funds”) each seek to achieve long-term capital appreciation. Each Fund may change its objective without shareholder approval. There is no guarantee that a Fund will achieve its investment objective. The Funds will provide written notice at least 60 days prior to implementing any change in a Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Small Cap Value Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase similar to those in the Russell 2000 Value Index (“small cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 2000 Value Index changes constantly, and as a result, the capitalization of small cap companies in which the Small Cap Value Fund will invest will also change. As of September 30, 2007, the market capitalization range of the Russell 2000 Value Index was from approximately $72 million to $5 billion.

The Small/Mid Cap Value Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase similar to those in the Russell 2500 Value Index or in the S&P Mid Cap 400/Citigroup Value Index (together, “small/mid cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization ranges of the Russell 2500 Value Index and/or the S&P Mid Cap 400/Citigroup Value Index change constantly, and as a result, the capitalization of small/mid cap companies in which the Small/Mid Cap Value Fund will invest will also change. As of September 30, 2007, the market capitalization range of the Russell 2500 Value Index was from approximately $72 million to $8 billion, and the market capitalization range of the S&P Mid Cap 400/Citigroup Value Index was from approximately $1 billion to $4.5 billion.

The Mid Cap Value Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase similar to those in the Russell Midcap Value Index (“mid cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell Midcap Value Index changes constantly, and as a result, the capitalization of mid cap companies in which the Mid Cap Value Fund will invest will also change. As of September 30, 2007, the market capitalization range of the Russell Midcap Value Index was from approximately $901 million to $24 billion.

*	Prior to October 26, 2007, CRM Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.

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The Large Cap Opportunity Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase similar to those in the Russell 1000 Value Index (“large cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 1000 Value Index changes constantly, and as a result, the capitalization of large cap companies in which the Large Cap Opportunity Fund will invest will also change. As of September 30, 2007, the market capitalization range of the Russell 1000 Value Index was from approximately $901 million to $521 billion.

The All Cap Value Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies that are publicly traded on a U.S. securities market. There are no limits on the market capitalizations of the companies in which the All Cap Value Fund may invest.

For purposes of the 80% investment policy for each Fund, equity and equity related securities include:

•	common and preferred stocks;

•

securities convertible into common stock (such as convertible preferred stock and convertible bonds) that are rated, at the time of initial purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), or if unrated, are determined by the adviser to be of comparable quality; and

•	warrants on common stock.

Value Investing. Each Fund pursues a value strategy. Cramer Rosenthal McGlynn, LLC (“CRM” or the “Adviser”), the Funds’ investment adviser, seeks to identify changes that are material to a company’s operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to today. This type of dynamic change often creates confusion and misunderstanding that can result in the securities of a company being “neglected by investors” and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the marketplace will recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution and regulatory change.

The Investment Adviser’s Process. CRM identifies change from a variety of both qualitative and quantitative sources. These sources include the extensive use of CRM’s proprietary database of analysis and information, as well as news services and event driven information, and a screening process which uses various criteria, including neglect (where CRM seeks to identify companies whose future earnings or cash flow will surpass more modest market expectations) and valuation relationships (where CRM seeks to identify companies that are under-earning their potential with margins that are below their previous highs or those of peer companies). “Connecting the Dots” research involves companies within

3

the same and different industries that might be affected by similar positive changes or developments. For example, when CRM identifies a business trend that affects one company, it may seek to identify other companies affected by the same trend. CRM’s ideas are generated internally with significant interaction among the members of CRM’s portfolio management teams. Members of CRM’s portfolio management teams regularly meet with representatives for companies both around the country and globally, and in a typical year they annually attend more than 500 company/management meetings.

Once change is identified, CRM evaluates a company on several levels by analyzing:

•	financial models based principally upon projected cash flows;

•	the price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	the extent of management’s ownership interest in a company; and

•	a company’s market position by corroborating CRM’s observations and assumptions through meetings with the company’s management, customers and suppliers.

CRM also evaluates the degree of recognition of a company by Wall Street by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base.

An important function of CRM’s investment process is to set a price target at which the stock will be sold, provided that there has been no fundamental change in the investment case. CRM constantly monitors the portfolio companies held by the Funds to determine if the stocks continue to act in accordance with CRM’s initial assessment. A stock may be sold when its fundamentals deteriorate or when the identified change is not having the expected impact on earnings and cash flow.

Each Fund also may use other strategies and engage in other investment practices described below and in the Funds’ Statement of Additional Information (“SAI”).

PRINCIPAL INVESTMENT RISKS OF THE FUNDS

It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Fund buys will increase in value. The Funds are subject to the following principal investment risks:

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

4

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition, and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The investment adviser may be incorrect when it decides that some stocks are undervalued by the market.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Funds may be more volatile because they invest in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Risks of Foreign Investments. Each Fund may invest in foreign securities. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, currency exchange controls and political or social instability. The Funds could also lose money if the currency in which a foreign security is priced declines in value relative to the U.S. dollar. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Foreign markets may offer less protection to investors. Enforcing legal rights in some foreign countries may be difficult, costly and slow.

Portfolio Turnover Risk. Each Fund may actively trade portfolio securities to achieve its principal investment strategies. Consequently, a Fund’s portfolio turnover rate may exceed 100% per year. To the extent that a Fund’s strategies lead it to buy and sell securities more actively than other mutual funds, the Fund could have higher expenses, including increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate also may expose shareholders to higher taxable distributions.

Additional Risks. The Funds are also subject to other risks, some of which are described below under “Additional Information on Investment Risks.”

5

PERFORMANCE INFORMATION,

FEE TABLES AND EXAMPLES

SMALL CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Small Cap Value Fund’s Institutional Shares by showing changes in the performance of the Fund’s Institutional Shares from calendar year to calendar year and by showing how the average annual total returns of the Fund’s Institutional Shares for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, two broad based measures of market performance. This performance information includes performance of the Fund’s predecessors, the CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005 and the CRM Funds—Small Cap Value Fund, for periods prior to November 1, 1999. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

27.38%	(19.28)%
For the quarter ended June 30, 2003	For the quarter ended September 30, 2002

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SMALL CAP VALUE FUND

INSTITUTIONAL SHARES

Average Annual Total Returns as of December 31, 2006	1 Year	5 Years(1)	Since Inception (January 28, 1998)(1)
Before Taxes	14.75%	12.94%	11.98%
After Taxes on Distributions(2)	12.00%	11.14%	10.53%
After Taxes on Distributions and Sale of Shares(2)	12.00%	10.61%	9.98%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)(3)	23.48%	15.37%	11.87%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(4)	18.37%	11.39%	8.56%

(1)	For periods from November 1, 1999 through September 30, 2005, performance is based upon the performance of CRM Small Cap Value Fund (a series of WT Mutual Fund) and for periods prior to November 1, 1999, the CRM Funds—Small Cap Value Fund.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell 2000 Value Index is the Fund’s benchmark. The Russell 2000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
(4)	The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in an index.

7

SMALL CAP VALUE FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the Small Cap Value Fund.

INSTITUTIONAL SHARES

Management Fees(1)	0.75%
Distribution (12b-1) fees	None
Other expenses(2)	0.12%

Total Annual Operating Expenses(3)	0.87%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody, accounting, sub-transfer agent and recordkeeping services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

8

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Small Cap Value Fund	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$89	$278	$482	$1,073

9

SMALL/MID CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Small/Mid Cap Value Fund’s Institutional Shares by showing changes in the performance of the Fund’s Institutional Shares from calendar year to calendar year and by showing how the average annual total returns of the Fund’s Institutional Shares for one year and since inception, both before and after taxes, compare with those of the Russell 2500 Value Index and Russell 2500 Index, two broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, a series of WT Mutual Fund with the same name, for periods from September 1, 2004 (commencement of operations) through September 30, 2005. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

9.66%	(3.41)%
For the quarter ended March 31, 2006	For the quarter ended June 30, 2006

10

SMALL/MIDCAP VALUE FUND

INSTITUTIONAL SHARES

Average Annual Total Returns as of December 31, 2006	1 Year	Since Inception (September 1, 2004)(1)
Before Taxes	19.35%	18.51%
After Taxes on Distributions(2)	17.57%	17.65%
After Taxes on Distributions and Sale of Shares(2)	13.20%	15.62%
Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)(3)	20.18%	19.58%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)(4)	16.17%	18.58%

(1)	For periods from September 1, 2004 through September 30, 2005, performance is based upon the performance of CRM Small/Mid Cap Value Fund (a series of WT Mutual Fund).
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell 2500 Value Index is the Fund’s benchmark. The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
(4)	The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in an index.

11

SMALL/MID CAP VALUE FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the Small/Mid Cap Value Fund.

INSTITUTIONAL SHARES

Management Fees(1)	0.75%
Distribution (12b-1) fees	None
Other expenses(2)	0.47%

Total Annual Operating Expenses(3)(4)	1.22%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody, accounting, sub-transfer agent and recordkeeping services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2008 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.
(4)	From time to time, CRM may agree to waive its fees to lower annual operating expenses beyond the ones contractually agreed upon. Effective March 29, 2007, CRM voluntarily agreed to cap annual operating expenses of the Institutional Shares of the Fund to the extent they exceed 1.10% of the average net assets. After voluntary waivers, annual operating expenses of the Institutional Shares for the fiscal year ended June 30, 2007 were 1.19%. This voluntary cap may be increased or terminated at any time.

12

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the Small/Mid Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Small/Mid Cap Value Fund	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$124	$387	$670	$1,477

13

MID CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund’s Institutional Shares by showing changes in the performance of the Fund’s Institutional Shares from calendar year to calendar year and by showing how the average annual total returns of the Fund’s Institutional Shares for one and five years and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, two broad based measures of market performance. This performance information includes performance of the Fund’s predecessors, the CRM Mid Cap Value Fund (a series of WT Mutual Fund) for periods from November 1, 1999 through September 30, 2005 and the CRM Funds—Mid Cap Value Fund, for periods prior to November 1, 1999. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

24.87%	(16.68)%
For the quarter ended December 31, 2001	For the quarter ended September 30, 2002

14

MID CAP VALUE FUND

INSTITUTIONAL SHARES

Average Annual Total Returns as of December 31, 2006	1 Year	5 Years(1)	Since Inception (January 6, 1998)(1)
Before Taxes	17.26%	13.35%	16.29%
After Taxes on Distributions(2)	15.89%	12.66%	15.34%
After Taxes on Distributions and Sale of Shares(2)	12.25%	11.46%	14.17%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)(3)	20.22%	15.88%	11.61%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)(4)	15.26%	12.88%	10.46%

(1)	For periods from November 1, 1999 through September 30, 2005, performance is based upon the performance of the CRM Mid Cap Value Fund (a series of WT Mutual Fund) and for periods prior to November 1, 1999, the CRM Funds—Mid Cap Value Fund.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Russell Midcap Value Index is the Fund’s benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
(4)	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market. It is not possible to invest directly in an index.

15

MID CAP VALUE FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the Mid Cap Value Fund.

INSTITUTIONAL SHARES

Management Fees(1)	0.71%
Distribution (12b-1) Fees	None
Other Expenses(2)	0.11%

Total Annual Operating Expenses(3)	0.82%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody, accounting, sub-transfer agent and recordkeeping services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

16

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the Mid Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Mid Cap Value Fund	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$84	$262	$455	$1,014

17

LARGE CAP OPPORTUNITY FUND*

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Large Cap Opportunity Fund’s Institutional Shares by showing changes in the performance of the Fund’s Institutional Shares from calendar year to calendar year and by showing how the average annual total returns of the Fund’s Institu-tional Shares for one year and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the Russell 1000 Index, two broad-based measures of market performance. This performance information includes performance for the period from December 1, 2005 (commencement of operations). Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

7.30%	(2.14)%
For the quarter ended March 31, 2006	For the quarter ended June 30, 2006

*	Prior to October 26, 2007, CRM Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.

18

LARGE CAP OPPORTUNITY FUND

INSTITUTIONAL SHARES

Average Annual Total Returns as of December 31, 2006	1 Year	Since Inception December 1, 2005
Before Taxes	16.94%	15.55%
After Taxes on Distributions(1)	16.70%	15.34%
After Taxes on Distributions and Sale of Shares(1)	11.13%	13.16%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	22.25%	21.02%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)(3)	15.46%	14.32%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Russell 1000 Value Index is the Fund’s benchmark. The Russell 1000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
(3)	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in an index.

19

LARGE CAP OPPORTUNITY FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the Large Cap Opportunity Fund.

INSTITUTIONAL SHARES

Management Fees(1)	0.75%
Distribution (12b-1) fees	None
Other expenses(2)	0.80%

Total Annual Operating Expenses(3)	1.55%
Fee Waiver(3)	(0.30)%

Net Expenses(3)(4)	1.25%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody, accounting, sub-transfer agent and recordkeeping services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.
(4)	From time to time, CRM may agree to waive its fees to lower annual operating expenses beyond the ones contractually agreed upon. Effective March 29, 2007, CRM voluntarily agreed to cap annual operating expenses of the Institutional Shares of the Fund to the extent they exceed 1.15% of average net assets. After voluntary waivers, annual operating expenses of the Institutional Shares of the Fund for the fiscal year ended June 30, 2007 were 1.21%. This voluntary cap may be increased or terminated at any time.

20

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the Large Cap Opportunity Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Large Cap Opportunity Fund	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$127	$397	$755	$1,764

21

ALL CAP VALUE FUND

PERFORMANCE INFORMATION

The Institutional Shares of All Cap Value Fund commenced operations on October 24, 2006. Therefore, because the Fund does not yet have performance information for a full calendar year, information on the Fund’s performance is not included in this section. However, performance of another account that is similarly managed by the Adviser is presented in the section entitled “Management of the Fund—Adviser Performance Information.”

22

ALL CAP VALUE FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the All Cap Value Fund.

INSTITUTIONAL SHARES

Management Fees(1)	0.95%
Distribution (12b-1) fees	None
Other expenses(2)	4.89%

Total Annual Operating Expenses(3)	5.84%
Fee Waiver(3)	(4.59)%

Net Expenses(3)	1.25%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.95% on net assets up to and including $1 billion; 0.90% on net assets over $1 billion and up to and including $2 billion; and 0.85% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody, accounting, sub-transfer agent and recordkeeping services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

23

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the All Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

All Cap Value Fund	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$127	$397	$1,690	$4,830

24

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

The Funds’ investment objectives and their principal investment strategies and risks are summarized at the beginning of this prospectus. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve the Funds’ investment objectives. More information on investment strategies and risks appears in this section. A Fund may also use strategies and invest in securities that are not described below but which are described in the Funds’ SAI. The Adviser may decide, as a matter of investment strategy, not to use the investment and investment techniques described below and in the SAI at any particular time. Also note that there are many other factors that could adversely affect your investment and that could prevent the Funds from achieving their goals, which are not described here.

Convertible Securities. Under normal circumstances, each Fund invests at least 80% of its assets in equity and equity related securities. Equity and equity related securities include convertible securities that are rated, at the time of purchase, in the three highest rating categories by a NRSRO such as Moody’s or S&P, or if unrated, are determined by CRM to be of comparable quality.

Debt Securities. Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in one of the three highest categories by a NRSRO such as Moody’s or S&P, or if unrated, are determined by CRM to be of comparable quality. Each Fund may invest in debt securities of any maturity.

Derivatives. The Funds may also invest in derivative contracts, such as options on securities and securities indices. However, as a fundamental policy, each Fund may not commit nor expose more than 15% of its total assets to derivative strategies.

Restricted Securities. Although each Fund usually invests in securities listed on securities exchanges, it may also purchase securities that are not registered for sale to the general public, or to a limited extent, securities that are not readily marketable. Each Fund may invest up to 15% of its net assets in illiquid securities.

Exchange Traded Funds. Subject to applicable statutory and regulatory limits, each Fund may invest in securities of exchange traded funds (“ETFs”) which are registered investment companies that are listed on securities exchanges. These limitations currently provide, in part, that each Fund may not purchase shares of an ETF if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the ETF, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the ETF or (c) more than 10% of the Fund’s total assets would be invested in ETFs and other investment companies.

Defensive Investing. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the three highest rating categories by a NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Funds will be unable to achieve their investment objectives.

Money Market Investments. To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term investment grade bonds, money market mutual funds and other money market instruments. Each Fund may

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also hold collateral in connection with the loan of portfolio securities consisting of money market mutual funds and other money market instruments.

Portfolio Turnover. Each Fund’s investment objective is to seek to achieve long-term capital appreciation and the Funds do not purchase securities with the intention of engaging in short-term trading. A Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Adviser, regardless of the length of the holding period. Frequent trading involves higher securities transaction costs which may adversely affect a Fund’s performance. To the extent that this policy results in the realization of gains on investments, a Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

ADDITIONAL INFORMATION ON INVESTMENT RISKS

Risks of Debt Securities. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

Risks of Convertible Securities. Convertible securities, such as convertible preferred stock and convertible bonds, are subject to the market risks of stocks as well as the risks of credit and interest rate risk of debt securities.

Liquidity Risk. Restricted securities and thinly traded securities may be difficult or impossible to sell at the time and the price that a Fund would like.

Risks of Derivatives. A Fund’s use of derivative contracts, such as options on securities, and securities indices, may be risky. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivatives can have a big impact on a Fund’s stock and index exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets, and derivative counterparties may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

Risk of ETFs. The return on investments in ETFs will be reduced by the operating expenses, including investment advisory, of the ETFs, and will be further reduced by the expenses of a Fund, including advisory fee payable by the Fund. As such, there is a layering of fees and expenses.

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PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is contained in the SAI.

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MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUNDS

The Board of Trustees of the CRM Mutual Fund Trust has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by each Fund and its shareholders.

ADVISER

Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 20th Floor, New York, New York 10022, serves as the investment adviser to each Fund. As a Fund’s investment adviser, CRM has the overall responsibility for directing the Fund’s investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and have been in business for more than thirty years. CRM has advised the CRM Funds and their predecessors since each Fund’s inception. As of June 30, 2007, CRM had over $11 billion of assets under management.

For the fiscal year ended June 30, 2007, CRM received investment advisory fees of 0.75% as a percentage of average daily net assets for the management of the Small Cap Value Fund.

For the fiscal year ended June 30, 2007, CRM received, after waivers, investment advisory fees of 0.72% as a percentage of average daily net assets for the management of the Small/Mid Cap Value Fund.

For the fiscal year ended June 30, 2007, CRM received investment advisory fees of 0.71% as a percentage of average daily net assets for the management of the Mid Cap Value Fund.

For the fiscal year ended June 30, 2007, CRM received, after waivers, investment advisory fees of 0.38% as a percentage of average daily net assets for the management of the Large Cap Opportunity Fund.

The All Cap Value Fund pays a monthly advisory fee to CRM at the annual rate of 0.95% of the Fund’s average daily net assets up to and including $1 billion, 0.90% of the Fund’s average daily net assets over $1 billion and up to and including $2 billion, and 0.85% of the Fund’s average daily net assets over $2 billion.

CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ management agreement is available in the Funds’ Annual Report for the fiscal period ended June 30, 2007.

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PORTFOLIO MANAGERS

Ronald McGlynn, Chairman & CEO and Jay Abramson, President & CIO are responsible for the overall management of each of the CRM Funds. The investment research team for all of the CRM Funds consists of eighteen individuals, with an average of fourteen years investment experience. The portfolio managers who have responsibility for the day-to-day management of the Funds, together with their business experience for at least the past five years, are set forth below.

Small Cap Value Fund. James Stoeffel and Carl Brown are leaders of the team that is responsible for the day-to-day management of the Small Cap Value Fund.

Carl D. Brown—Senior Vice President

Carl, with fourteen years of financial and investment-related experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 1999, Carl was a tax consultant and CPA at KPMG Peat Marwick. He received a BA from the University of Pennsylvania and an MBA from New York University’s Stern School of Business. Carl has served as portfolio manager of the Small Cap Value Fund since 2007.

James P. Stoeffel—Senior Vice President

Jim, with sixteen years of investment experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 2001, he was the Director of Research at Palisade Capital Management. His other work experiences include Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney; a Senior Financial Analyst/ Assistant Treasurer with Ticor Title Insurance; and an auditor. Jim received a BA from Washington & Lee University and an MBA from New York University’s Stern School of Business. Jim has served as a portfolio manager of the Small Cap Value Fund since 2001.

Small/Mid Cap Value Fund. Jay Abramson, Carl Brown, Brendan Hartman and Robert Rewey are leaders of the team responsible for the day-to-day management of the Small/Mid Cap Value Fund.

Jay B. Abramson—President, Chief Investment Officer

Jay has been with the firm for twenty-two years and has the overall responsibility for CRM’s investment team. Prior to joining the firm, Jay earned his CPA. He received a BSE from the University of Pennsylvania Wharton School and a JD from the University of Pennsylvania Law School. Jay has served as a portfolio manager of the Small/Mid Cap Value Fund since its inception.

Carl D. Brown—Senior Vice President

Carl, with fourteen years of financial and investment-related experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 1999, Carl was a tax consultant and CPA at KPMG

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Peat Marwick. He received a BA from the University of Pennsylvania and an MBA from New York University’s Stern School of Business. Carl has served as a portfolio manager of the Small/Mid Cap Value Fund since its inception.

Brendan J. Hartman—Senior Vice President

Brendan, with thirteen years of investment experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 2001, Brendan was a research analyst at DLJ and Salomon Brothers. He received a BA from Lehigh University and an MBA from New York University’s Stern School of Business. Brendan has served as a portfolio manager of the Small/Mid Cap Value Fund since its inception.

Robert “Chip” L. Rewey III, CFA—Senior Vice President

Chip, with seventeen years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm at the start of 2003, he spent eight years as a portfolio manager/senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He received a BS from the Carroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University. Chip has served as a portfolio manager of the Small/Mid Cap Value Fund since its inception.

Mid Cap Value Fund. Jay Abramson, Carl Brown, Brendan Hartman and Robert Rewey are leaders of the team responsible for the day-to-day management of the Mid Cap Value Fund.

Jay B. Abramson—President, Chief Investment Officer

Jay has been with the firm for twenty-two years and has the overall responsibility for CRM’s investment team. Prior to joining the firm, Jay earned his CPA. He received a BSE from the University of Pennsylvania Wharton School and a JD from the University of Pennsylvania Law School. Jay has served as a portfolio manager of the Mid Cap Value Fund since its inception.

Carl D. Brown—Senior Vice President

Carl, with fourteen years of financial and investment related experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 1999, Carl was a tax consultant at KPMG Peat Marwick. He received a BA from the University of Pennsylvania and an MBA from New York University’s Stern School of Business. Carl has served as a portfolio manager of the Mid Cap Value Fund since 2005.

Brendan J. Hartman—Senior Vice President

Brendan, with thirteen years of investment experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 2001, Brendan was a research analyst at DLJ and Salomon Brothers. He received a BA from Lehigh University and an MBA from New York University’s Stern School of Business. Brendan has served as a portfolio manager of the Mid Cap Value Fund since 2001.

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Robert “Chip” L. Rewey III, CFA—Senior Vice President

Chip, with seventeen years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm at the start of 2003, he spent eight years as a portfolio manager/senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He received a BS from the Carroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University. Chip has served as a portfolio manager of the Mid Cap Value Fund since 2003.

Large Cap Opportunity Fund. Jay Abramson and David Tillson are co-leaders of the team responsible for the day-to-day management of the Large Cap Opportunity Fund.

Jay B. Abramson—President, Chief Investment Officer

Jay has been with the firm for twenty-two years and has the overall responsibility for CRM’s investment team. Prior to joining the firm, Jay earned his CPA. He received a BSE from the University of Pennsylvania Wharton School and a JD from the University of Pennsylvania Law School. Jay has served as a portfolio manager of the Large Cap Opportunity Fund since its inception.

David A. Tillson, CFA—Senior Vice President

David, with thirty-three years of investment experience, is responsible for portfolio management and research. Prior to joining the firm in 2002, he was a Managing Director and Head of Personal Investments in New York for the U.S. Trust Company responsible for the Wealth Management Group, Wealth Advisory and Domestic Equity Trading. David received his BA from Brown University and an MBA from New York University’s Stern School of Business. David has served as a portfolio manager of the Large Cap Opportunity Fund since its inception.

All Cap Value Fund. Kevin M. Chin and Ronald McGlynn are co-leaders of the team responsible for the day-to-day management of the All Cap Value Fund.

Kevin M. Chin— Senior Vice President

Kevin, with twenty-one years of investment experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 1989, he was a financial analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrager with Credit Suisse First Boston. He received a BS from Columbia University. Kevin has served as a portfolio manager of the All Cap Value Fund since 2007.

Ronald H. McGlynn—Chairman, Chief Executive Officer

Ron is a co-founder, the Chairman and Chief Executive Officer of CRM with over thirty-six years of investment experience. Prior to founding CRM, he was a portfolio manager and an investment research analyst for Standard &

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Poor’s Inter-Capital, Chase Manhattan Bank and Oppenheimer & Company. Mr. McGlynn earned a B.A. from Williams College and an MBA from Columbia University Business School. Ron has served as a portfolio manager of the All Cap Value Fund since its inception.

The SAI provides additional information about compensation of the portfolio managers listed above, the other funds, pooled investment vehicles and accounts they manage, and their ownership of securities of the Funds.

ADVISER PERFORMANCE INFORMATION

The table below sets forth the average annual returns of a separate account (referred to as the All Cap Value Account) managed by CRM. The All Cap Value Account is the only account managed by CRM with an investment goal, policies and restrictions substantially similar to the All Cap Value Fund, and has been managed in substantially the same way that the All Cap Value Fund is managed by CRM. The All Cap Value Account is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, that the All Cap Value Fund is subject to, which had they applied might have adversely affected the performance of the All Cap Value Account. In addition, securities held by the All Cap Value Fund are not identical to the securities held by the All Cap Value Account.

The data is provided to illustrate the past performance of CRM in managing an account with an investment goal, policies and restrictions substantially similar to those of the All Cap Value Fund as measured against the index that is the benchmark for the All Cap Value Fund, and does not represent the performance of the All Cap Value Fund. Investors should not consider this performance data as a substitute for the performance of the All Cap Value Fund, nor should investors consider this data as an indication of future performance of the All Cap Value Fund or of any other Fund. The returns are not intended to predict or suggest the returns that might be experienced by the All Cap Value Fund or an individual investing in the All Cap Value Fund.

The performance figures represent the total return for the 1-year and 5-year periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Institutional Shares of the All Cap Value Fund which are presently in effect and which are listed in the Fees and Expenses Table were deducted during such periods. All returns are for the periods ended on December 31, 2006.

Annual Total Return	1 Year	5 Years(2)
All Cap Value Account	16.02%	10.64%
Russell 3000 Index(1)	15.72%	7.17%

(1)	The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.
(2)	The All Cap Value Account commenced operations on January 1, 2002.

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SERVICE PROVIDERS

The chart below provides information on the Funds’ primary service providers.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

The net asset value (“NAV”) of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds’ transfer agent are open for business) (a “Business Day”). The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds’ transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not Business Days.

The Funds value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees. The Board of Trustees has delegated to the Adviser the authority to approve fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

The Funds may use fair value pricing for, among other things, the following investments: (i) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (ii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iii) a security that is thinly traded; (iv) a security whose issuer is in default or bankruptcy proceedings; (v) a security affected by extreme market conditions; (vi) a security affected by currency controls or restrictions; and (vii) a security whose issuer is affected by a significant event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net asset value is computed and that may materially affect the value of the security. Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings could change at a time when you are not able to buy or sell Fund shares.

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PURCHASE OF SHARES

Fund shares are offered on a continuous basis and when purchased directly from the Funds are sold without any sales charges. The minimum initial investment in a Fund’s Institutional Shares is $1,000,000. The Funds, in their sole discretion, may waive the minimum initial investment to establish certain Institutional Share accounts. You may purchase shares from the Funds as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (an “Intermediary”). The policies and fees charged by an Intermediary may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

MID CAP VALUE FUND IS CLOSED TO NEW INVESTORS

The Adviser monitors the total assets of each Fund and may recommend to the Board of Trustees of the Funds that a Fund be closed to new investors due to concerns that an increase in the asset size of the Fund may adversely affect the Fund’s ability to achieve its investment objective. Accordingly, pursuant to the Adviser’s recommendation and the Board’s approval, the Mid Cap Value Fund is currently closed to new investors. Shares of the Mid Cap Value Fund are only being offered to:

(i)	persons who hold shares of the Mid Cap Value Fund directly or through accounts maintained by Intermediaries pursuant to arrangements with the Adviser;

(ii)	persons who are advisory clients of the Adviser;

(iii)	persons who are clients of consultants or Intermediaries designated by the Adviser; and

(iv)	trustees, directors, officers and employees of the Adviser and their respective spouses, parents and children.

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PURCHASE OF SHARES FROM THE FUNDS

By Mail. You may purchase shares by sending a check drawn on a U.S. bank payable to the CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:
CRM Funds	CRM Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9812	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

By Wire. You may purchase shares by wiring federal funds immediately available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company

c/o PNC Bank

Philadelphia, PA

ABA #031-0000-53

DDA #86-1282-2896

Attention: CRM Funds

[YOUR NAME]

[YOUR FUND ACCOUNT NUMBER]

If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above.

Additional Information Regarding Purchases: You must submit your purchase order by the close of regular trading on the Exchange on any Business Day to purchase shares at that day’s NAV. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds will not accept third party checks.

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Federal law requires the Funds to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Fund verifies the accountholder’s identity.

If you place an order to an Intermediary, it is the responsibility of the Intermediary, rather than the Fund, to transmit your order for the purchase of shares to the Fund’s transfer agent. The Intermediary may impose an earlier deadline for submitting your purchase order. Please consult your Intermediary for additional information.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to the SAI.

REDEMPTION OF SHARES

You may sell your shares on any Business Day. Redemption requests received by an Intermediary or the Funds’ transfer agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading on that day. Redemption requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. The Fund does not impose any fees when Fund shares are redeemed. However, an Intermediary may impose a fee upon redemptions of Fund shares. Please consult your Intermediary. It is the responsibility of each Intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis.

To be in “good order” a redemption request must include:

•	Your account number;

•	The amount of the transaction (in dollars or shares);

•	Signatures of all owners exactly as registered on the account (for requests by mail);

•	Signature guarantees, for mail requests only; and

•	Any supporting legal documentation that may be required.

Redemption checks are normally mailed on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt.

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If you purchased your shares through an account with an Intermediary, you should contact the Intermediary for information relating to redemptions.

REDEMPTION OF SHARES FROM THE FUNDS

By Mail. If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:
CRM Funds	CRM Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9812	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

By Telephone. In order to be eligible to redeem shares by telephone, you must check the appropriate box on the Funds’ application form. To redeem shares by telephone, please call PFPC at (800) CRM-2883 for instructions. A telephone request to sell shares must be received prior to the close of the Exchange. If you telephone your request to the Funds’ transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. The Funds will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Funds nor their transfer agent will be responsible if they act on telephone instructions they reasonably believe to be genuine.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Redemption proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive

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redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected.

Small Accounts. If the value of your investment in a Fund falls below $1,000,000 for Institutional Share accounts, a Fund may ask you to increase your balance. If the account value is still below $1,000,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $1,000,000 solely as a result of a reduction in your account’s market value.

Redemptions in Kind. The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect a Fund’s operations (for example, if it represents more than 1% of a Fund’s assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Institutional Shares of another CRM Fund. The Funds reserve the right to reject any exchange request at any time and for any reason, without prior written notice.

Exchange requests received by an Intermediary or the Funds’ transfer agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading on that day. Exchange requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $1,000,000 for Institutional Share accounts. See “Taxes” for a discussion of the tax effect on an exchange of shares.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with an Intermediary, contact the Intermediary. Generally, all written requests must be signed by all owners and must include any required signature. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Institutional Shares to be acquired through an exchange may be legally made.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all Fund shareholders. In particular, frequent trading can (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.

The Board of Trustees of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds’ policy is intended to discourage excessive trading in a Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order or exchange request at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor’s trading history in any of the Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

The Funds will generally monitor trading activity within a 90-day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and may consider trading activity in multiple accounts under common ownership, control or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Adviser will seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders, whether an individual account or omnibus accounts maintained by Intermediaries in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. The Funds or the Distributor, in accordance with applicable law, enter into agreements with Intermediaries requiring the Intermediaries to provide certain information to help

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identify excessive trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. Nonetheless, the Funds’ ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and the Funds’ success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the Intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Fund. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

Federal Income Taxes: As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

You will normally have to pay Federal income taxes, and any state or local taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. For taxable years beginning on or before December 31, 2010, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income,” provided that they are so designated by that Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at long-term capital gain rates to the extent derived from “qualified dividend income” of the Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign

41

corporations will be “qualified dividend income” if that stock is readily tradable on an established U.S. securities market. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you redeem, sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being redeemed, sold or exchanged and the sale price of the shares you redeem, sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

If you are neither a citizen nor a resident of the United States, a Fund in which you invest will withhold U.S. Federal income tax at the rate of 30% (or lower applicable treaty rate) on taxable dividends and certain other payments (but not including distributions of net capital gains). For Fund taxable years beginning before 2008, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

State and Local Income Taxes: You should consult your tax advisor concerning the state and local tax consequences of an investment in a Fund, which may be different from those under Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the SAI.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under Federal tax law, and under other tax laws, such as foreign, state or local tax laws, of an investment in a Fund, which are not addressed here.

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DISTRIBUTION

ARRANGEMENTS

PFPC Distributors, Inc. (the “Distributor”) manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with Intermediaries to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SUB-TRANSFER AGENT FEES

Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services of they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the Intermediaries. In some cases, where the sub-transfer agency fees of an Intermediary are greater than the amounts paid to CRM by the Funds for that Intermediary, CRM may pay the balance of those fees itself.

ADDITIONAL PAYMENTS

The Adviser may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this Prospectus for sub-transfer agent and record keeping services. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries. Please contact your Intermediary for information regarding any additional payments they may receive.

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SHARE CLASSES

Each Fund offers Investor and Institutional Shares. The Large Cap Opportunity Fund and the All Cap Value Fund also offer Advisor Shares. Each class has different minimum investment requirements, fees and expenses. Investors investing $2,500 ($2,000 for IRAs and automatic investment plans) or more may purchase Investor Shares. Other investors investing $1,000 or more may purchase Advisor Shares. Institutional Shares are offered only to those investors who invest in a Fund through an Intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Unlike the Investor Shares and the Advisor Shares, the Institutional Shares are not subject to a shareholder service fee. The Advisor Shares are subject to a Rule 12b-1 distribution fee. The Investor Shares and the Institutional Shares are not subject to a Rule 12b-1 distribution fee.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 fiscal years or since inception, if shorter. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). Financial highlights for the periods through June 30, 2007 have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in the CRM Funds’ Annual Report, which is available, without charge, upon request.

	For the Years Ended June 30,
	2007	2006(1)	2005(1)		2004(1)		2003(1)
SMALL CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Year	$27.58	$27.23	$27.03		$20.24		$21.42

Investment Operations:
Net investment income (loss)(2)	0.04	0.01	(0.04)		(0.08)		(0.03)
Net realized and unrealized gain (loss) on investments	5.28	3.86	2.60		6.87		(0.51)

Total from investment operations	5.32	3.87	2.56		6.79		(0.54)

Distributions to Shareholders:
From net investment income	(0.11)	—	—		—		(0.02)
From net realized gain on investments	(3.79)	(3.52)	(2.36)		—		(0.62)

Total distributions to shareholders	(3.90)	(3.52)	(2.36)		—		(0.64)

Net Asset Value—End of Year	$29.00	$27.58	$27.23		$27.03		$20.24

Total Return	20.75%	14.60%	9.71%		33.55%		(1.98)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.87%	0.89%	0.97	%(3)	0.97	%(3)	1.02	%(3)
Net investment income (loss)	0.16%	0.02%	(0.15	)%(3)	(0.32	)%(3)	(0.15	)%(3)
Portfolio turnover rate	84%	80%	84	%(3)	77	%(3)	74	%(3)
Net assets at end of year (000’s omitted)	$616,494	$529,694	$458,596		$361,660		$197,955

(1)	Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.
(2)	The net investment income (loss) per share was calculated using average shares outstanding method.
(3)	For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I—Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

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	For the Year Ended June 30, 2007	For the Year Ended June 30, 2006(2)	For the Period September 1, 2004(1,2) through June 30, 2005
SMALL/MIDCAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Period	$13.05	$11.60	$10.00

Investment Operations:
Net investment income (loss)(3)	(0.02)	(0.01)	0.04
Net realized and unrealized gain on investments	3.78	1.59	1.56

Total from investment operations	3.76	1.58	1.60

Distributions to Shareholders:
From net investment income	—	(0.03)	—
From net realized gain on investments	(0.85)	(0.10)	—

Total distributions to shareholders	(0.85)	(0.13)	—

Net Asset Value—End of Period	$15.96	$13.05	$11.60

Total Return	29.75%	13.67%	16.00	%(4)

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.19%	1.22%	1.25	%(5,6)
Expenses, excluding reimbursement/waiver	1.22%	1.22%	3.22	%(5,6)
Net investment income (loss), including reimbursement/waiver	(0.18)%	(0.12)%	0.58	%(5,6)
Portfolio turnover rate	94%	109%	71	%(4,6)
Net assets at end of period (000’s omitted)	$53,955	$35,476	$6,584

(1)	Inception of Institutional Share class.
(2)	Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.
(3)	The net investment income (loss) per share was calculated using average shares outstanding method.
(4)	Not annualized.
(5)	Annualized.
(6)	For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I—Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

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	For the Years Ended June 30,
	2007	2006(1)	2005(1)		2004(1)		2003(1)
MID CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Year	$28.47	$26.43	$23.97		$17.70		$17.93

Investment Operations:
Net investment income	0.22 (2)	0.17 (2)	0.37	(2)	0.03	(2)	0.04
Net realized and unrealized gain (loss) on investments	6.86	2.90	3.24		6.26		(0.19)

Total from investment operations	7.08	3.07	3.61		6.29		(0.15)

Distributions to Shareholders:
From net investment income	(0.20)	(0.23)	(0.09)		(0.02)		—
From net realized gain on investments	(1.66)	(0.80)	(1.06)		—		(0.08)

Total distributions to shareholders	(1.86)	(1.03)	(1.15)		(0.02)		(0.08)

Net Asset Value—End of Year	$33.69	$28.47	$26.43		$23.97		$17.70

Total Return	25.69%	11.82%	15.22%		35.58%		(0.78)%

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.82%	0.83%	0.95	%(3)	1.01	%(3)	1.12	%(3)
Expenses, excluding reimbursement/waiver	0.82%	0.83%	0.95	%(3)	1.01	%(3)	1.12	%(3)
Net investment income, including reimbursement/waiver	0.71%	0.63%	1.56	%(3)	0.16	%(3)	0.29	%(3)
Portfolio turnover rate	92%	110%	112	%(3)	152	%(3)	142	%(3)
Net assets at end of year (000’s omitted)	$2,613,797	$1,768,982	$1,028,600		$337,365		$125,891

(1)	Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.
(2)	The net investment income per share was calculated using average shares outstanding method.
(3)	For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I—Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

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	For the Year Ended June 30, 2007	For the Period December 1, 2005(1) through June 30, 2006
LARGE CAP OPPORTUNITY FUND*—Institutional Shares
Net Asset Value—Beginning of Period	$10.50	$10.00

Investment Operations:
Net investment income(2)	0.05	0.02
Net realized and unrealized gain on investments	2.26	0.48

Total from investment operations	2.31	0.50

Distributions to Shareholders:
From net investment income	(0.02)	—
From net realized gain on investments	(0.08)	—

Total distributions to shareholders	(0.10)	—

Net Asset Value—End of Period	$12.71	$10.50

Total Return	22.13%	5.00	%(3)

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.21%	1.25	%(4)
Expenses, excluding reimbursement/waiver	1.55%	4.88	%(4)
Net investment income, including reimbursement/waiver	0.42%	0.31	%(4)
Portfolio turnover rate	119%	101	%(3)
Net assets at end of year (000’s omitted)	$26,588	$7,880

*	Prior to October 26, 2007, CRM Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.
(1)	Inception of Institutional Share class.
(2)	The net investment income per share was calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

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	For the Period October 24, 2006(1) through June 30, 2007
ALL CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Period	$10.00

Investment Operations:
Net investment income(2)	0.01
Net realized and unrealized gain on investments	1.44

Total from investment operations	1.45

Distributions to Shareholders:
From net investment income	(0.02)
From net realized gain on investments	(0.01)

Total distributions to shareholders	(0.03)

Net Asset Value—End of Period	$11.42

Total Return	14.46	%(3)

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25	%(4)
Expenses, excluding reimbursement/waiver	5.84	%(4)
Net investment income, including reimbursement/waiver	0.14	%(4)
Portfolio turnover rate	54	%(3)
Net assets at end of period (000’s omitted)	$2,508

(1)	Inception of Institutional Share class.
(2)	The net investment income per share was calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

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THIS PRIVACY POLICY IS BEING DELIVERED WITH THE FUNDS’ PROSPECTUS BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ PROSPECTUS

APPENDIX A

PRIVACY POLICY

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund and CRM All Cap Value Fund (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refer to the Trust and the Funds. The words “you” and “your” refer to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic, and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents will comply with these laws to the extent we are required to do so. In addition, we and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained, free of charge, by (i) visiting the Funds’ website at www.crmfunds.com, (ii) calling the Funds at 800-CRM-2883; and (iii) writing to the CRM Funds, c/o PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-800-CRM-2883.

The investment company registration number is 811-21749.

CRM SMALL CAP VALUE FUND

CRM SMALL/MID CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM LARGE CAP OPPORTUNITY FUND

CRM ALL CAP VALUE FUND

CRM Funds

c/o PFPC Inc.

PO Box 9812

Providence, RI 02940

800-CRM-2883

www.crmfunds.com

The investment objective of each Fund is long-term capital appreciation

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS

OCTOBER 26, 2007

CRM LARGE CAP OPPORTUNITY FUND

CRM ALL CAP VALUE FUND

Advisor Shares

INVESTMENT OBJECTIVES

OF THE FUNDS

The CRM Large Cap Opportunity Fund* and CRM All Cap Value Fund (the “Funds”) each seek to achieve long-term capital appreciation. Each Fund may change its objective without shareholder approval. There is no guarantee that a Fund will achieve its investment objective. The Funds will provide written notice at least 60 days prior to implementing any change in a Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Large Cap Opportunity Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase similar to those in the Russell 1000 Value Index (“large cap companies”) that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 1000 Value Index changes constantly, and as a result, the capitalization of large cap companies in which the Large Cap Opportunity Fund will invest will also change. As of September 30, 2007, the market capitalization range of the Russell 1000 Value Index was from approximately $901 million to $521 billion.

The All Cap Value Fund, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of U.S. and non-U.S. companies that are publicly traded on a U.S. securities market. There are no limits on the market capitalizations of the companies in which the All Cap Value Fund may invest.

For purposes of the 80% investment policy for each Fund, equity and equity related securities include:

•	common and preferred stocks;

•

securities convertible into common stock (such as convertible preferred stock and convertible bonds) that are rated, at the time of initial purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), or if unrated, are determined by the adviser to be of comparable quality; and

•	warrants on common stock.

Value Investing. Each Fund pursues a value strategy. Cramer Rosenthal McGlynn, LLC (“CRM” or the “Adviser”), the Fund’s investment adviser, seeks to identify changes that are material to a company’s operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to today. This type of dynamic change often creates confusion and misunderstanding that can result in the securities of a company being “neglected by investors” and undervalued relative to its future

*	Prior to October 26, 2007, CRM Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.

prospects and peer companies. CRM believes that, over time, the marketplace will recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution and regulatory change.

The Investment Adviser’s Process. CRM identifies change from a variety of both qualitative and quantitative sources. These sources include the extensive use of CRM’s proprietary database of analysis and information, as well as news services and event driven information, and a screening process which uses various criteria, including neglect (where CRM seeks to identify companies whose future earnings or cash flow will surpass more modest market expectations) and valuation relationships (where CRM seeks to identify companies that are under-earning their potential with margins that are below their previous highs or those of peer companies). “Connecting the Dots” research involves companies within the same and different industries that might be affected by similar positive changes or developments. For example, when CRM identifies a business trend that affects one company, it may seek to identify other companies affected by the same trend. CRM’s ideas are generated internally with significant interaction among the members of CRM’s portfolio management teams. Members of CRM’s portfolio management teams regularly meet with representatives for companies both around the country and globally, and in a typical year they annually attend more than 500 company/management meetings.

Once change is identified, CRM evaluates a company on several levels by analyzing:

•	financial models based principally upon projected cash flows;

•	the price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	the extent of management’s ownership interest in a company; and

•	a company’s market position by corroborating CRM’s observations and assumptions through meetings with the company’s management, customers and suppliers.

CRM also evaluates the degree of recognition of a company by Wall Street by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base.

An important function of CRM’s investment process is to set a price target at which the stock will be sold, provided that there has been no fundamental change in the investment case. CRM constantly monitors the portfolio companies held by the Funds to determine if the stocks continue to act in accordance with CRM’s initial assessment. A stock may be sold when its fundamentals deteriorate or when the identified change is not having the expected impact on earnings and cash flow.

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Each Fund also may use other strategies and engage in other investment practices described below and in the Funds’ Statement of Additional Information (“SAI”).

PRINCIPAL INVESTMENT RISKS OF THE FUNDS

It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Fund buys will increase in value. The Funds are subject to the following principal investment risks:

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition, and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The investment adviser may be incorrect when it decides that some stocks are undervalued by the market.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Funds may be more volatile because they invest in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Risks of Foreign Investments. Each Fund may invest in foreign securities. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, currency exchange controls and political or social instability. The Funds could also lose money if the currency in which a foreign security is priced declines in value relative to the U.S. dollar. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Foreign markets may offer less protection to investors. Enforcing legal rights in some foreign countries may be difficult, costly and slow.

Portfolio Turnover Risk. Each Fund may actively trade portfolio securities to achieve its principal investment strategies. Consequently, a Fund’s portfolio turnover rate may exceed 100% per year. To the extent that a Fund’s strategies lead it to buy and sell securities more actively than other mutual funds, the Fund could have higher expenses, including

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increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate also may expose shareholders to higher taxable distributions.

Additional Risks. The Funds are also subject to other risks, some of which are described below under “Additional Information on Investment Risks.”

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PERFORMANCE INFORMATION,

FEE TABLES AND EXAMPLES

LARGE CAP OPPORTUNITY FUND*

PERFORMANCE INFORMATION

The Advisor Shares of the CRM Large Cap Opportunity Fund commenced operations on October 24, 2006. Therefore, because the Fund does not yet have performance information for a full calendar year, information on the Fund’s Investor Shares is included in this section.

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Large Cap Opportunity Fund’s Investor Shares by showing changes in the performance of the Fund’s Investor Shares from calendar year to calendar year and by showing how the average annual total returns of the Fund’s Investor Shares for one year and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the Russell 1000 Index, two broad-based measures of market performance. This performance information includes performance for the period from December 1, 2005 (commencement of operations). Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance of Advisor Shares would be lower than the performance shown in the bar chart and the average annual total return table because Advisor Shares have higher expenses than Investor Shares.

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart
7.20%	(2.24)%
For the quarter ended March 31, 2006	For the quarter ended June 30, 2006

*	Prior to October 26, 2007, CRM Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.

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LARGE CAP OPPORTUNITY FUND

INVESTOR SHARES

Average Annual Total Returns as of December 31, 2006	1 Year	Since Inception (December 1, 2005)
Before Taxes	16.62%	15.26%
After Taxes on Distributions(1)	16.41%	15.07%
After Taxes on Distributions and Sale of Shares(1)	10.91%	12.92%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	22.25%	21.02%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)(3)	15.46%	14.32%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Russell 1000 Value Index is the Fund’s benchmark. The Russell 1000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
(3)	The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in an index.

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LARGE CAP OPPORTUNITY FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Advisor Shares of the Large Cap Opportunity Fund.

ADVISOR SHARES

Management Fees(1)	0.75%
Distribution (12b-1) fees (includes service fees)	0.50%
Other expenses(2)	0.79%

Total Annual Operating Expenses(3)	2.04%
Fee Waiver(3)	(0.29)%

Net Expenses(3)(4)	1.75%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody and accounting services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Advisor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.75% of average net assets.
(4)	From time to time, CRM may agree to waive its fees to lower annual operating expenses beyond the ones contractually agreed upon. Effective March 29, 2007, CRM voluntarily agreed to cap annual operating expenses of the Advisor Shares of the Fund to the extent they exceeded 1.65% of average net assets. This voluntary cap may be increased or terminated at any time.

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EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Shares of the Large Cap Opportunity Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Large Cap Opportunity Fund	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$178	$551	$1,014	$2,295

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PERFORMANCE INFORMATION,

FEE TABLES AND EXAMPLES

ALL CAP VALUE FUND

PERFORMANCE INFORMATION

The All Cap Value Fund commenced operations on October 24, 2006. Therefore, because the Fund does not yet have performance information for a full calendar year, information on the Fund’s performance is not included in this section. However, performance of another account that is similarly managed by the Adviser is presented in the section entitled “Management of the Funds—Adviser Performance Information.”

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ALL CAP VALUE FUND

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Advisor Shares of the All Cap Value Fund.

ADVISOR SHARES

Management Fees(1)	0.95%
Distribution (12b-1) fees (includes service fees)	0.50%
Other expenses(2)	4.95%

Total Annual Operating Expenses(3)	6.40%
Fee Waiver(3)	(4.65)%

Net Expenses(3)	1.75%

(1)	The Fund has a management fee payable in accordance with the following fee schedule: 0.95% on net assets up to and including $1 billion; 0.90% on net assets over $1 billion and up to and including $2 billion; and 0.85% on net assets over $2 billion.
(2)	Other expenses include costs of administration, custody and accounting services, line of credit commitment fees and similar expenses.
(3)	CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Advisor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.75% of average net assets.

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EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Shares of the All Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

All Cap Value Fund	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$178	$551	$1,940	$5,247

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ADDITIONAL INFORMATION ON

INVESTMENT STRATEGIES

AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

The Funds’ investment objectives and their principal investment strategies and risks are summarized at the beginning of this prospectus. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve the Funds’ investment objectives. More information on investment strategies and risks appears in this section. A Fund may also use strategies and invest in securities that are not described below but which are described in the Fund’s SAI. The Adviser may decide, as a matter of investment strategy, not to use the investment and investment techniques described below and in the SAI at any particular time. Also note that there are many other factors that could adversely affect your investment and that could prevent the Funds from achieving their goals, which are not described here.

Convertible Securities. Under normal circumstances, each Fund invests at least 80% of its assets in equity and equity related securities. Equity and equity related securities include convertible securities that are rated, at the time of purchase, in the three highest rating categories by a NRSRO such as Moody’s or S&P, or if unrated, are determined by CRM to be of comparable quality.

Debt Securities. Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in one of the three highest categories by a NRSRO such as Moody’s or S&P, or if unrated, are determined by CRM to be of comparable quality. Each Fund may invest in debt securities of any maturity.

Derivatives. Each Fund may also invest in derivative contracts, such as options on securities and securities indices. However, as a fundamental policy, each Fund may not commit nor expose more than 15% of its total assets to derivative strategies.

Restricted Securities. Although each Fund usually invests in securities listed on securities exchanges, it may also purchase securities that are not registered for sale to the general public, or to a limited extent, securities that are not readily marketable. Each Fund may invest up to 15% of its net assets in illiquid securities.

Exchange Traded Funds. Subject to applicable statutory and regulatory limitations, each Fund may invest in securities of exchange traded funds (“ETFs”), which are registered investment companies that are listed on securities exchanges. These limitations currently provide, in part, that each Fund may not purchase shares of an ETF if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the ETF, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the ETF or (c) more than 10% of the Fund’s total assets would be invested in ETFs and other investment companies.

Defensive Investing. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the three highest rating categories by a NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Funds will be unable to achieve their investment objectives.

Money Market Investments. To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term investment grade bonds, money market mutual funds and other money market instruments. Each Fund

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may also hold collateral in connection with the loan of portfolio securities consisting of money market mutual funds and other money market instruments.

Portfolio Turnover. Each Fund’s investment objective is to seek to achieve long-term capital appreciation and the Funds do not purchase securities with the intention of engaging in short-term trading. A Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Adviser, regardless of the length of the holding period. Frequent trading involves higher securities transaction costs which may adversely affect a Fund’s performance. To the extent that this policy results in the realization of gains on investments, a Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

ADDITIONAL INFORMATION ON INVESTMENT RISKS

Risks of Debt Securities. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

Risks of Convertible Securities. Convertible securities, such as convertible preferred stock and convertible bonds, are subject to the market risks of stocks as well as the risks of credit and interest rate risk of debt securities.

Liquidity Risk. Restricted securities and thinly traded securities may be difficult or impossible to sell at the time and the price that a Fund would like.

Risks of Derivatives. A Fund’s use of derivative contracts, such as options on securities, and securities indices, may be risky. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivatives can have a big impact on the Fund’s stock and index exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets, and derivative counterparties may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

Risk of ETFs. The return on investments in ETFs will be reduced by the operating expenses, including investment advisory, of the ETFs, and will be further reduced by the expenses of a Fund, including advisory fee payable by the Fund. As such, there is a layering of fees and expenses.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is contained in the SAI.

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MANAGEMENT OF THE FUNDS

The Board of Trustees of the CRM Mutual Fund Trust has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by each Fund and its shareholders.

ADVISER

Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 20th Floor, New York, New York 10022, serves as the investment adviser to the Fund. As a Fund’s investment adviser, CRM has the overall responsibility for directing the Fund’s investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and have been in business for more than thirty years. CRM has advised the CRM Funds and their predecessors since each Fund’s inception. As of June 30, 2007, CRM had over $11 billion of assets under management.

For the fiscal year ended June 30, 2007 CRM received, after waivers investment and advisory fees of 0.38% as a percentage of average daily net assets for the management of the Large Cap Opportunity Fund.

CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Funds. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

The All Cap Value Fund pays a monthly advisory fee to CRM at the annual rate of 0.95% of the Fund’s average daily net assets up to and including $1 billion, 0.90% of the Fund’s average daily net assets over $1 billion and up to and including $2 billion, and 0.85% of the Fund’s average daily net assets over $2 billion.

A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ management agreement is available in the Funds’ Annual Report for the fiscal period ended June 30, 2007.

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PORTFOLIO MANAGERS

Ronald McGlynn, Chairman & CEO and Jay Abramson, President & CIO are responsible for the overall management of each of the CRM Funds. The investment research team for all of the CRM Funds consists of eighteen individuals, with an average of fourteen years investment experience. The portfolio managers who have responsibility for the day-to-day management of the Funds, together with their business experience for at least the past five years, are set forth below.

Large Cap Opportunity Fund. Jay Abramson and David Tillson are co-leaders of the team responsible for the day-to-day management of the Large Cap Opportunity Fund.

Jay B. Abramson—President, Chief Investment Officer

Jay has been with the firm for twenty-two years and has the overall responsibility for CRM’s investment team. Prior to joining the firm, Jay earned his CPA. He received a BSE from the University of Pennsylvania Wharton School and a JD from the University of Pennsylvania Law School. Jay has served as a portfolio manager of the Large Cap Opportunity Fund since its inception.

David A. Tillson, CFA—Senior Vice President

David, with thirty-three years of investment experience, is responsible for portfolio management and research. Prior to joining the firm in 2002, he was a Managing Director and Head of Personal Investments in New York for the U.S. Trust Company responsible for the Wealth Management Group, Wealth Advisory and Domestic Equity Trading. David received his BA from Brown University and an MBA from New York University’s Stern School of Business. David has served as a portfolio manager of the Large Cap Opportunity Fund since its inception.

All Cap Value Fund. Kevin M. Chin and Ronald McGlynn are co-leaders of the team responsible for the day-to-day management of the All Cap Value Fund.

Kevin M. Chin—Senior Vice President

Kevin, with twenty-one years of investment experience, is responsible for portfolio management and research in CRM’s investment group. Prior to joining the firm in 1989, he was a financial analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrager with Credit Suisse First Boston. He received a BS from Columbia University. Kevin has served as a portfolio manager of the All Cap Value Fund since January 2007.

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Ronald H. McGlynn—Chairman, Chief Executive Officer

Ron is a co-founder, the Chairman and Chief Executive Officer of CRM with over 36 years of investment experience. Prior to founding CRM, he was a portfolio manager and an investment research analyst for Standard & Poor’s Inter-Capital, Chase Manhattan Bank and Oppenheimer & Company. Mr. McGlynn earned a B.A. from Williams College and an MBA from Columbia University Business School. Ron has served as a portfolio manager of the All Cap Value Fund since its inception.

The SAI provides additional information about compensation of the portfolio managers listed above, the other funds, pooled investment vehicles and accounts they manage, and their respective ownership of securities of the Funds.

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ADVISER PERFORMANCE INFORMATION

The table below sets forth the average annual returns of a separate account (referred to as the All Cap Value Account) managed by CRM. The All Cap Value Account is the only account managed by CRM with an investment goal, policies and restrictions substantially similar to the All Cap Value Fund, and has been managed in substantially the same way that the All Cap Value Fund is managed by CRM. The All Cap Value Account is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, that the All Cap Value Fund is subject to, which had they applied might have adversely affected the performance of the All Cap Value Account. In addition, securities held by the All Cap Value Fund are not identical to the securities held by the All Cap Value Account.

The data is provided to illustrate the past performance of CRM in managing an account with an investment goal, policies and restrictions substantially similar to those of the All Cap Value Fund as measured against the index that is the benchmark for the All Cap Value Fund, and does not represent the performance of the All Cap Value Fund. Investors should not consider this performance data as a substitute for the performance of the All Cap Value Fund, nor should investors consider this data as an indication of future performance of the All Cap Value Fund or of any other Fund. The returns are not intended to predict or suggest the returns that might be experienced by the All Cap Value Fund or an individual investing in the All Cap Value Fund.

The performance figures represent the total return for the 1-year and 5-year periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Advisor Shares of the All Cap Value Fund which are presently in effect and which are listed in the Fees and Expenses Table were deducted during such periods. All returns are for the periods ended on December 31, 2006.

ANNUAL TOTAL RETURN

	1 Year	5 Years(2)
All Cap Value Account	15.44%	10.10%
Russell 3000 Index(1)	15.72%	7.17%

(1)	The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.
(2)	The All Cap Value Account commenced operations on January 1, 2002.

18

SERVICE PROVIDERS

The chart below provides information on the Funds’ primary service providers.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

The net asset value (“NAV”) of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds’ transfer agent are open for business) (a “Business Day”). The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds’ transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not Business Days.

The Funds value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees. The Board of Trustees has delegated to the Adviser the authority to approve fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

The Funds may use fair value pricing for, among other things, the following investments: (i) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (ii) a security whose trading has been suspended or which has been delisted from its primary trading exchange; (iii) a security that is thinly traded; (iv) a security whose issuer is in default or bankruptcy proceedings; (v) a security affected by extreme market conditions; (vi) a security affected by currency controls or restrictions; and (vii) a security whose issuer is affected by a significant event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net asset value is computed and that may materially affect the value of the security. Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

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Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings could change at a time when you are not able to buy or sell Fund shares.

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and when purchased directly from the Funds are sold without any sales charges. The minimum initial investment in a Fund’s Advisor Shares is $1,000. The Funds, in their sole discretion, may waive the minimum initial investment to establish certain Advisor Share accounts. The minimum additional investment for direct investors in each Fund is $100. You may purchase shares from the Funds as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (an “Intermediary”). The policies and fees charged by an Intermediary may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

21

PURCHASE OF SHARES FROM THE FUNDS

By Mail. You may purchase shares by sending a check drawn on a U.S. bank payable to the CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Funds	CRM Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9812	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

By Wire. You may purchase shares by wiring federal funds immediately available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company

c/o PNC Bank

Philadelphia, PA

ABA #031-0000-53

DDA #86-1282-2896

Attention: CRM Funds

[YOUR NAME]

[YOUR FUND ACCOUNT NUMBER]

If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above.

ADDITIONAL INFORMATION REGARDING PURCHASES

You must submit your purchase order by the close of regular trading on the Exchange on any Business Day to purchase shares at that day’s NAV. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

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The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds will not accept third party checks.

Federal law requires the Funds to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Fund verifies the accountholder’s identity.

If you place an order to an Intermediary, it is the responsibility of the Intermediary, rather than the Fund, to transmit your order for the purchase of shares to the Fund’s transfer agent. The Intermediary may impose an earlier deadline for submitting your purchase order. Please consult your Intermediary for additional information.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to the SAI.

REDEMPTION OF SHARES

You may sell your shares on any Business Day. Redemption requests received by an Intermediary or the Funds’ transfer agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading on that day. Redemption requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. The Fund does not impose any fees when Fund shares are redeemed. However, an Intermediary may impose a fee upon redemptions of Fund shares. Please consult your Intermediary. It is the responsibility of each Intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis.

To be in “good order” a redemption request must include:

•	Your account number;

•	The amount of the transaction (in dollars or shares);

•	Signatures of all owners exactly as registered on the account (for requests by mail);

•	Signature guarantees, for mail requests only; and

•	Any supporting legal documentation that may be required.

Redemption checks are normally mailed on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt. Amounts redeemed by wire

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are normally wired on the next Business Day following receipt by the Funds’ transfer agent of redemption instructions in good order, but never later than 7 days following such receipt.

If you purchased your shares through an account with an Intermediary, you should contact the Intermediary for information relating to redemptions.

REDEMPTION OF SHARES FROM THE FUNDS

By Mail. If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:
CRM Funds	CRM Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9812	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

By Telephone. In order to be eligible to redeem shares by telephone, you must check the appropriate box on the Funds’ application form. To redeem shares by telephone, please call PFPC at (800) CRM-2883 for instructions. A telephone request to sell shares must be received prior to the close of the Exchange. If you telephone your request to the Funds’ transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. The Funds will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Funds nor their transfer agent will be responsible if they act on telephone instructions they reasonably believe to be genuine.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Redemption proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include

24

your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected.

Small Accounts. If the value of your investment in a Fund falls below $1,000 for Advisor Share accounts, a Fund may ask you to increase your balance. If the account value is still below $1,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $1,000 solely as a result of a reduction in your account’s market value.

Redemptions in Kind. The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect a Fund’s operations (for example, if it represents more than 1% of a Fund’s assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Advisor Shares of another CRM Fund. The Funds reserve the right to reject any exchange request at any time and for any reason, without prior written notice.

Exchange requests received by an Intermediary or the Funds’ transfer agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading on that day. Exchange requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $1,000 for Advisor Share accounts. See “Taxes” for a discussion of the tax effect on an exchange of shares.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with an Intermediary, contact the Intermediary. Generally, all written requests must be signed by all owners and must include any required signature. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Advisor Shares to be acquired through an exchange may be legally made.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all Fund shareholders. In particular, frequent trading can (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.

The Board of Trustees of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds’ policy is intended to discourage excessive trading in a Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order or exchange request at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor’s trading history in any of the Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

The Funds will generally monitor trading activity within a 90-day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and may consider trading activity in multiple account under common ownership, control or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Adviser will seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders, whether an individual account or omnibus accounts maintained by Intermediaries in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. The Funds or the Distributor, in

26

accordance with applicable law, enter into agreements with Intermediaries requiring the Intermediaries to provide certain information to help identify excessive trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. Nonetheless, the Funds’ ability to identify and deter frequent purchases and redemptions of a Fund’s shares through omnibus accounts is limited, and the Funds’ success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the Intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Fund. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

Federal Income Taxes. As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

You will normally have to pay Federal income taxes, and any state or local taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. For taxable years beginning on or before December 31, 2010, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income,” provided that they are so designated by that Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at long-term capital gain rates to the extent derived from “qualified dividend income” of the Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or

27

eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations will be “qualified dividend income” if that stock is readily tradable on an established U.S. securities market. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you redeem, sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being redeemed, sold or exchanged and the sale price of the shares you redeem, sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

If you are neither a citizen nor a resident of the United States, a Fund in which you invest will withhold U.S. Federal income tax at the rate of 30% (or lower applicable treaty rate) on taxable dividends and certain other payments (but not including distributions of net capital gains). For Fund taxable years beginning before 2008, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

State and Local Income Taxes. You should consult your tax advisor concerning the state and local tax consequences of investment in a Fund, which may be different from those under Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the SAI.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under Federal tax law, and under other tax laws, such as foreign, state or local tax laws of an investment in a Fund, which are not addressed here.

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DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. (the “Distributor”) manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with Intermediaries to sell shares and provides shareholder support services, directly or through affiliates. The Adviser may pay brokers, financial intermediaries or service providers an amount calculated as a percentage of assets held by customers of the recipient. Please contact your broker, financial intermediary or service provider for details about payments it may receive.

DISTRIBUTION FEES

The Board of Trustees has adopted a distribution plan under Rule 12b-1 authorizing each Fund to pay fees for the sale and distribution of its Advisor Shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the distribution plan, each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the Fund’s average daily net assets attributable to its Advisor Shares.

Such fees may be used to make payments to the Distributor for distribution services, to certain financial institutions such as banks or broker-dealers (“Service Organizations”) who have entered into servicing agreements with the Distributor in respect of the sale of shares of a Fund, and to other financial institutions in respect of the sale of shares of a Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders.

Each Fund also may make payments to the Distributor, to Service Organizations and to other financial institutions for providing shareholder service or the maintenance of shareholder accounts. Service activities provided by service providers under this plan include (a) answering shareholder inquiries, (b) assisting in designating and changing dividend options, account designations and addresses, (c) establishing and maintaining shareholder accounts and records, (d) assisting in processing Fund share purchase, exchange and redemption transactions, (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances, (i) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders, (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders, (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares, (m) completing all customer identification procedures in relation to

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the shareholders under the Funds’ anti-money laundering program, (n) providing to shareholders all privacy notices, and (o) providing other services requested by shareholders of Advisor Shares. The Adviser may provide services to some holders of Advisor Shares and receive the applicable shareholder service fee or may remit all or a portion of shareholder service fees to an Intermediary.

ADDITIONAL PAYMENTS

The Adviser may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this Prospectus for distribution and/or shareholder servicing. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries. Please contact your Intermediary for information regarding any Additional Payments they may receive.

SHARE CLASSES

The Large Cap Opportunity Fund and the All Cap Value Fund each offer Investor, Institutional and Advisor Shares. Each class has different minimum investment requirements, fees and expenses. Investors investing $2,500 ($2,000 for IRAs and automatic investment plans) or more may purchase Investor Shares. Other investors investing $1,000 or more may purchase Advisor Shares. Institutional Shares are offered only to those investors who invest in a Fund through an Intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Unlike the Investor Shares and the Advisor Shares, the Institutional Shares are not subject to a shareholder service fee. The Advisor Shares are subject to a Rule 12b-1 distribution fee. The Investor Shares and the Institutional Shares are not subject to a Rule 12b-1 distribution fee.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance for the past five fiscal years or since inception, if shorter. Certain information reflects financial results for a single Advisor share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). Financial highlights for the periods through June 30, 2007 have been audited by Ernst & Young LLP, the Funds’ Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in the CRM Funds’ Annual Report, which is available, without charge, upon request.

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	For the Period October 24, 2006(1) through June 30, 2007
LARGE CAP OPPORTUNITY FUND*—Advisor Shares
Net Asset Value—Beginning of Period	$11.34

Investment operations:
Net investment income(2)	0.03
Net realized and unrealized gain on investments	1.42

Total from investment operations	1.45

Distributions to shareholders:
From net investment income	(0.01)
From net realized gain on investments	(0.08)

Total distributions to shareholders	(0.09)

Net Asset Value—End of Period	$12.70

Total Return	12.89	%(3)

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.21	%(4)
Expenses, excluding reimbursement/waiver	2.04	%(4)
Net investment income, including reimbursement/waiver	0.42	%(4)
Portfolio turnover rate	119	%(5)
Net Assets at the end of period (000’s omitted)	$28
*	Prior to October 26, 2007, CRM Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.
(1)	Inception of Advisor Share class.
(2)	The net investment income per share was calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Represents the portfolio turnover rate for the Fund for the year ended June 30, 2007.

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	For the Period October 24, 2006(1) through June 30, 2007
ALL CAP VALUE FUND—Advisor Shares
Net Asset Value—Beginning of Period	$10.00

Investment operations:
Net investment income(2)	0.02
Net realized and unrealized gain on investments	1.43

Total from investment operations	1.45

Distributions to shareholders:
From net investment income	(0.01)
From net realized gain on investments	(0.01)

Total distributions to shareholders	(0.02)

Net Asset Value—End of Period	$11.43

Total Return	14.45	%(3)

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25	%(4)
Expenses, excluding reimbursement/waiver	6.40	%(4)
Net investment income, including reimbursement/waiver	0.21	%(4)
Portfolio turnover rate	54	%(3)
Net Assets at the end of period (000’s omitted)	$29
(1)	Inception of Advisor Share class.
(2)	The net investment income per share was calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

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THIS PRIVACY POLICY IS BEING DELIVERED WITH THE FUNDS’ PROSPECTUS BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ PROSPECTUS

APPENDIX A

PRIVACY POLICY

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/ Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund and CRM All Cap Value Fund (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refer to the Trust and the Funds. The words “you” and “your” refer to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic, and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents will comply with these laws to the extent we are required to do so. In addition, we and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained, free of charge, by (i) visiting the Funds’ website at www.crmfunds.com, (ii) calling the Funds at 800-CRM-2883; and (iii) writing to the CRM Funds, c/o PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-800-CRM-2883.

The investment company registration number is 811-21749.

CRM LARGE CAP OPPORTUNITY FUND

CRM ALL CAP VALUE FUND

CRM Funds

c/o PFPC Inc.

PO Box 9812

Providence, RI 02940

800-CRM-2883

www.crmfunds.com

Statement of Additional Information

October 26, 2007

CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

CRM Large Cap Opportunity Fund

CRM All Cap Value Fund

(Series of CRM Mutual Fund Trust, each a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI sets forth information which may be of interest to investors but which is not necessarily included in the Funds’ Prospectuses dated October 26, 2007, as supplemented from time to time (the “Prospectus”). This SAI should be read in conjunction with the Prospectus. An investor may obtain copies of the Funds’ Prospectus and this SAI, without charge by (i) visiting the Fund’s website at www.crmfunds.com or (ii) calling 1-800-CRM-2883.

i

(continued)

ii

GENERAL INFORMATION

The CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”) and CRM All Cap Value Fund (“All Cap Value Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified open-end management investment company. Each Fund is a series of shares of beneficial interest of CRM Mutual Fund Trust (the “Trust”), which was organized as a Delaware statutory trust on March 30, 2005.

Cramer Rosenthal McGlynn, LLC (“CRM” or the “Adviser”) is the investment adviser to each Fund. The Board of Trustees of the Trust (the “Board”) provides broad supervision over the affairs of each Fund. Shares of the Funds are continuously sold by PFPC Distributors, Inc., the Funds’ distributor (the “Distributor”). Shares may be purchased from the Distributor, or from a broker or other financial institution that has made contractual arrangements to offer the Fund (an “Intermediary”).

PRIOR HISTORY

CRM Small Cap Value Fund and CRM Mid Cap Value Fund were initially organized as series of “The CRM Funds,” a separate Delaware statutory trust, and named “Small Cap Value Fund” and “Mid Cap Value Fund,” respectively. Investor Shares of Small Cap Value Fund commenced operations on October 1, 1995. Institutional Shares of Small Cap Value Fund commenced operations on January 27, 1998. Institutional Shares of Mid Cap Value Fund commenced operations on January 6, 1998.

As of November 1, 1999, the Small Cap Value Fund and Mid Cap Value Fund were reorganized as series of “WT Mutual Fund,” a separate Delaware statutory trust, and re-named “CRM Small Cap Value Fund” and “CRM Mid Cap Value Fund.”

Investor shares of “CRM Mid Cap Value Fund” commenced operations on September 20, 2000. Institutional and Investor Shares of a series of WT Mutual Fund named “CRM Small/Mid Cap Value Fund” commenced operations on September 1, 2004.

In connection with a reorganization that occurred on September 30, 2005, each of the Small Cap Value Fund, Small/Mid Cap Value Fund and Mid Cap Value Fund received all of the assets of the identically named corresponding series of WT Mutual Fund.

Institutional and Investor Shares of the Large Cap Opportunity Fund commenced operations on December 1, 2005. Prior to October 26, 2007, Large Cap Opportunity Fund was known as Mid/Large Cap Value Fund.

Advisor Shares of the Large Cap Opportunity Fund and Institutional, Investor, and Advisor Shares of the All Cap Value Fund, commenced operations on October 24, 2006.

INVESTMENT OBJECTIVE

As its investment objective, each Fund seeks to achieve long-term capital appreciation. The investment objective of each Fund may be changed without the approval of the Fund’s shareholders, but not without written notice thereof to shareholders sixty days prior to implementing the change. If there is a change in a Fund’s investment objective, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. There can, of course, be no assurance that the investment objective of a Fund will be achieved.

INVESTMENT STRATEGIES AND RISKS

Descriptions in the Prospectus and in this SAI of a particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase are meant to describe the spectrum of investments that CRM, in its discretion, might, but is not required to, use in managing a Fund’s portfolio assets. CRM may, in its discretion, at any time employ such practice, technique or instrument for one or more Funds but not necessarily for all Funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund’s performance.

The following supplements the information concerning the Funds’ investment strategies and risks contained in the Prospectus and should only be read in conjunction therewith.

Equity and Equity Related Securities

The equity and equity-related securities in which the Funds may invest include common stocks, preferred stocks, convertible securities, and warrants.

Common Stock. The Funds invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Common stocks do not represent an obligation of the issuer, and do not offer the degree of protection of debt securities. The issuance of debt securities or preferred stock by an issuer will create prior claims which could adversely affect the rights of holders of common stock with respect to the assets of the issuer upon liquidation or bankruptcy.

Preferred Stock. Preferred stock offers a stated dividend rate payable from a corporation’s earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities. Dividends on some preferred stock may be “cumulative” if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,”

which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities.

Convertible Securities. The Funds may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s (“S&P”), or if unrated, are determined by the adviser to be of comparable quality. See Appendix A, “Description of Ratings.” Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Fund’s purchase of the security, CRM will determine whether it is in the best interest of a Fund to retain the security.

A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed-income security) or its “conversion value” (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Warrants. Warrants are securities which permit, but do not obligate, their holder to subscribe for other securities. Warrants are subject to the same market risks as stocks, but may be more volatile in price. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. Because investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, warrants involve leverage and are considered speculative investments. At the time of issuance of a warrant, the cost is generally substantially less than the cost of the underlying security itself, and therefore, the investor is able to gain exposure to the underlying security with a relatively low capital investment. Price movements in the underlying security are generally magnified in the price movements of the warrant, although changes in the market value of the warrant may not necessarily correlate to the prices of the underlying security. In addition, a warrant ceases to have value if it is not exercised prior to its expiration date.

Derivatives

As a fundamental policy, no more than 15% of a Fund’s total assets may be committed or exposed to derivative strategies. For purposes of this 15% investment limitation, derivative strategies include investments in options on securities and securities indices.

Options. A Fund may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Asset Coverage For Derivative Strategies. Each Fund will comply with guidelines established by the Securities and Exchange Commission (“SEC”) with respect to coverage of derivative strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the derivative contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Debt Securities

Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in the three highest categories by a NRSRO such as Moody’s or S&P, or if unrated, are determined by CRM to be of comparable quality. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

Foreign Securities

Each Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets.

Investors should recognize that investing in foreign securities involves special considerations which are not typically associated with investing in the securities of U.S. issuers. Investments in foreign securities may involve risks arising from (i) differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and illiquidity of certain foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, (ii) changes in currency exchange rates, (iii) high and volatile rates of inflation, (iv) economic, social and political conditions such as wars, terrorism, civil unrest and uprisings, and (v) as with domestic multinational corporations, from fluctuating interest rates.

There may be less publicly-available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. Finally, in the event of a default in any such foreign obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of such obligations.

Other investment risks associated with foreign securities include the possible imposition of foreign withholding taxes on certain amounts of a Fund’s income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by a Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian’s bankruptcy.

There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The Investment Company Act of 1940, as amended, (the “1940 Act”) limits the Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from ‘securities related activities,’ as defined by the rules thereunder. These provisions may also restrict the Fund’s investments in certain foreign banks and other financial institutions.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement or other problems could result in periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause a Fund to forego attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Rules adopted under the 1940 Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be ‘eligible sub-custodians,’ as defined in the 1940 Act, for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or which may result in the Funds’ incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Depositary Receipts. ADRs as well as other “hybrid” forms of ADRs, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Illiquid Securities

Each Fund may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to CRM, pursuant to guidelines approved by the Board. CRM will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by CRM to the Board.

Restricted Securities

Each Fund is permitted to invest in restricted securities. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities are generally considered to be illiquid securities, provided that restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined, pursuant to the guidelines established by the Board, by CRM to be liquid are not subject to this limitation. In accordance with the guidelines, CRM will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades.

Securities Lending

Each Fund may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 102% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. A Fund will earn interest on the investment of the cash collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. Either party upon reasonable notice to the other party may terminate any loan.

Repurchase Agreements

Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by CRM. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.

Short Sales

Each Fund may establish short positions in specific securities or securities indices through short sales or in investments in a variety of derivative instruments. A Fund’s use of short sales involves additional investment risks and transaction costs. While short sales can be used to further a Fund’s investment objective, under certain market conditions, they can increase the volatility of the Fund and decrease the liquidity of the Fund. If a Fund uses short sales at inappropriate times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund’s potential loss from an uncovered short position in an equity security or security index resulting from a short sale is unlimited. A Fund also could experience losses if these investment techniques were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Investment Company Securities And Exchange Traded Funds

Each Fund may invest in investment company securities, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act and related Rules promulgated under the 1940 Act unless an SEC exemption is applicable. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund’s total assets would be invested in investment companies. However, Rule 12d1-1, under the 1940 Act permits a Fund to invest an unlimited amount of its uninvested cash in a money market fund so long as said investment is consistent with the Fund’s investment objectives and policies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Cash Management

Each Fund may invest in cash and cash equivalents, including high quality money market instruments and money market funds in order to manage cash flow. Certain of these instruments are described below.

Money Market Funds. Each Fund may invest in the securities of money market mutual funds within the limits prescribed by the 1940 Act. See also “Investment Company Securities and Exchange Traded Funds” above.

U.S. Government Obligations. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Commercial Paper. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody’s or if not rated, determined by CRM to be of comparable quality.

Bank Obligations. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States. Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

Bankers’ acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

Certificates of Deposit. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

Time Deposits. Time deposits are bank deposits for fixed periods of time.

Borrowing

Each Fund may borrow for temporary or emergency purposes, including to meet redemption requests. The Funds will not borrow for speculative purposes. See “Fundamental Investment Restrictions.” Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the strategy of the Adviser. Interest on any borrowings will be a fund expense and will reduce the value of the Fund’s shares.

Line of Credit

The Funds have obtained a line of credit from PNC Bank, N.A. to be used for temporary or emergency purposes, including, without limitation, funding shareholder redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee for the line of credit is borne by the Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Fund at rates that are based on the Federal Funds Rate in effect during the time of the borrowing.

Fundamental Investment Restrictions

Except as otherwise provided, each of the Funds has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or redemptions of shares will not be considered a violation of the limitation. None of the Funds have been granted exemptive orders from the SEC under the 1940 Act.

Each Fund will not, as a matter of fundamental policy:

1. commit nor expose more than 15% of its total assets to derivative strategies;

2. purchase the securities of any one issuer, if as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) a Fund may invest up to 25% of its total assets without regard to these limitations and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3. purchase securities of any issuer if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, however this limitation does not apply to investments in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

4. borrow money, however a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund’s assets;

5. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

6. underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

7. purchase or sell real estate. A Fund may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

8. purchase or sell physical commodities. A Fund is restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities; and

9. issue senior securities, except to the extent permitted by the 1940 Act, however, each Fund may borrow money subject to its investment limitation on borrowing.

Temporary Defensive Positions

Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

Portfolio Turnover

The portfolio turnover rate for the Funds is set forth in the Prospectus under the table entitled “Financial Highlights.” The portfolio turnover rate for the Small/Mid Cap Value Fund increased from 71% for the fiscal year ended June 30, 2005 to 109% for the fiscal year ended June 30, 2006 due to, among other things, realized gains on positions that had achieved price objectives and trading around core positions as part of risk management for the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy governing disclosure of the Funds’ portfolio holdings (the “Portfolio Holdings Disclosure Policy” or the “Policy”). Non-public information about the portfolio holdings of the Funds cannot be shared with financial consultants, investors and potential investors (whether individual or institutional), or other third parties except in accordance with the Policy. The Policy allows the Funds to disclose to third parties non-public information on their securities positions only as follows:

1. The Funds may release non-public portfolio holdings information in the following circumstances:

(a)	The top ten securities of a Fund, current as of quarter-end, and the individual size of each such security position may be released at any time following quarter end with simultaneous public disclosure of this information via the Funds’ website at least one day prior to the release.

(b)	A Fund’s (i) top ten securities positions (including the aggregate but not individual size of such positions), (ii) sector weightings, and (iii) performance attribution may be released at any time with public disclosure of this information via the Funds’ website at least one day prior to the release.

(c)	A list of securities (that may include Fund holdings together with other securities) being researched or owned by the Funds’ Adviser (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

(d)	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

2. The Funds may release non-public portfolio holdings information to their custodian, administrator, transfer agent, distributor, sub-custodian, auditors, or legal counsel or to a proxy voting provider, rating agency, or other vendor or service provider as may be necessary or appropriate for these parties to provide services to the Funds, subject to contractual, legal or other confidentiality restrictions prohibiting the recipient from sharing such non-public information with an unauthorized source or trading (including such recipient’s employees) upon the information so provided.

3. The Funds may release non-public information on their securities holdings to any party to the extent required by laws, regulations, exchange rules, self-regulatory organization rules, or court or governmental orders that apply to the Funds or their respective service providers. Prompt notice of any such release shall be provided to the Funds’ Chief Compliance Officer.

4. The Funds may release non-public information on their securities holdings to such other parties and on such other bases as may be approved by both the President and the Chief Compliance Officer of the Funds, provided (a) the President and Chief Compliance Officer of the Fund determine that such disclosures are in the best interest of the Fund’s shareholders, (b) the Board is notified of the disclosure at their next regularly scheduled meeting; (c) the Funds or their service providers have legitimate business purposes for these disclosures; (d) the recipients are subject to a duty of confidentiality, including a duty not to trade, relating to the non-public information released; and (e) no payment is made to any service provider of the Funds in consideration of the release.

The Portfolio Holdings Disclosure Policy is binding upon the officers of the Funds and each of the Funds’ third party service providers, including the Adviser, the Distributor, the custodian, the transfer agent, and the independent registered public accounting firm. The Policy does not require disclosure of information on portfolio holdings and does not limit any disclosures of information on portfolio holdings that has been or is concurrently being disclosed in a publicly available filing with the SEC. The Policy does not restrict the disclosure of portfolio holdings of separate accounts or investment funds (other than the Funds) managed by CRM. The Chief Compliance Officer shall be responsible for resolving any conflicts of interest between the Fund’s shareholders on one hand, and the Fund’s vendors or service providers on the other, provided that the Chief Compliance Officer shall submit any conflict between the Adviser and the Fund’s shareholders to the Board of Trustees for resolution. The Board of Trustees of the Fund shall review the Portfolio Holdings Disclosure Policy on a periodic basis, and receives reports from the Chief Compliance Officer of any material violations of the Policy on a quarterly basis.

The chart below identifies each party that in the normal course of business receives from the Trust non-public portfolio holdings information of the Funds, the frequency at which that information is received, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to such party.

Recipient of Portfolio Information	Frequency of Portfolio Information Received	Time Lag between Date of Information and Disclosure
Cramer Rosenthal McGlynn, LLC (Adviser)	Continuously provided on a daily basis	None
Ernst & Young LLP (Independent registered public accounting firm)	During the annual audit of the Fund’s financial statements and tax reviews	Typically 10 days, but in certain circumstances there could be no time lag
PFPC Trust Company (Custodian)	Daily access to portfolio holdings	None
PFPC Inc. (Administrator and Accounting Agent)	Daily access to portfolio holdings	None
RR Donnelley (Printer)	Quarterly	Typically 10 business days
Bingham McCutchen LLP (Counsel)	Quarterly	Typically 30 business days
Independent Trustees	Quarterly	Typically 30 business days
Institutional Shareholder Services (Proxy Voting Provider)	Daily access to portfolio holdings	None
Morningstar (Ratings Agency)	Quarterly	Typically 60 business days

MANAGEMENT

The Funds are supervised by the Board. The Board is responsible for the general oversight of the Funds, including general supervision and review of the Funds’ investment activities. The Board, in turn, elects the officers who are responsible for administering the Funds’ day-to-day operations.

The trustees including the trustees who are not “interested persons” of the Funds as defined in the 1940 Act (the “Independent Trustees”), and officers of the Funds, their ages, their principal occupations during the past five years, the number of CRM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is c/o Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 20th Floor, New York, New York 10022, Attention: Carlos Leal.

An asterisk in the table below identifies those trustees and officers who are “interested persons” of the Funds as defined in the 1940 Act. Each trustee and officer of the Funds noted as an interested person is interested by virtue of that individual’s position with CRM, as described in the table below. Each trustee serves during the continued lifetime of the Funds or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
Interested Trustee:

Carlos Leal,* CPA, 41	Trustee, Treasurer and Chief Financial Officer	Since June 2005	Executive Vice President (since 2007), Secretary and Chief Financial Officer, CRM (since 1999); Chief Financial Officer and Secretary, CRM Alternatives, Inc. (investment management) (since 2001); Director, CRM U.S. Value Fund, Ltd. and CRM Windridge Fund, Ltd. (investment management).	5	None

Independent Trustees:

Louis Ferrante, CFA, CPA, 48	Trustee	Since June 2005	Chief Operating Officer of Columbus Nova Capital (private investment firm)(May 2006- August 2007); Private Investor (from January 2005 to April 2006); Vice President and Co-Chief Investment Officer, Citigroup Pension Fund (financial services)(from 1998-2004).	5	None

Louis Klein, Jr., Esq., 72	Trustee	Since June 2005	Self-employed financial consultant since 1991.	5	Trustee, Manville Personal Injury Settlement Trust (since 1991); Trustee, WT Mutual Fund (since June 1999); Trustee WT Investment Trust I (since 2000); WHX Corporation (industrial manufacturer).

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Clement C. Moore, II, 63	Trustee	Since June 2005	Managing Partner, Mariemont Holdings (real estate)(since 1980); President, Kenwood Galleria (since 1980).	5	Trustee, WT Mutual Fund (1999-2006); Trustee, WT Investment Trust I (2000-2006).

Officers

Ronald H. McGlynn*, 64	President and Chief Executive Officer	Since June 2005	Chairman, Chief Executive Officer, CRM (Chairman since 2005, CEO since 1998); President and Chief Executive Officer, Cramer, Rosenthal, McGlynn, Inc. (investment management) (since 1996), CRM Investors, Inc. (investment management)(since 1990), and CRM Alternatives, Inc. (investment management)(since 2001); former President, CRM (from 1998-2005).	N/A	N/A

Steven A. Yadegari*, Esq., 34	Secretary and Chief Compliance Officer	Since August 2005	Chief Legal Officer and Chief Compliance Officer, CRM (since August 2005); Vice President and Director, CRM Alternatives, Inc. (investment management) (since 2007); Vice President and Director CRM US Value Fund, Ltd. and CRM Windridge Fund, Ltd. (investment management); Senior Associate, Kirkpatrick & Lockhart Nicholson Graham, LLP (law firm) (from January 2004 - July 2005); Associate, Proskauer Rose, LLP (law firm) (from September 2002 - January 2004); Senior Counsel, Division of Enforcement, U.S. Securities and Exchange Commission (from February 2000 - September 2002).	N/A	N/A

The Trust has a standing Trustees Committee. The members of the Trustees Committee are each Independent. The responsibilities of the Trustee Committee are to:

(1)	perform the specific tasks assigned to Independent Trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts and service plans with respect to the Fund;

(2)	nominate Independent Trustees of the Trust;

(3)	oversee the accounting and financial reporting processes of the Fund and their internal controls over financial reporting, and as the Trustees Committee deems appropriate, inquire into the internal control over financial reporting of the service providers to the Fund;

(4)	oversee the quality and integrity of financial statements of the Fund and the independent audit thereof;

(5)	pre-approve the engagement of the independent registered public accounting firm for the Fund and, in connection therewith, to review and evaluate the qualifications, independence and performance of the independent registered public accounting firm and approve audit and non-audit services to be provided by the independent registered public accounting firm to the Fund and certain other affiliated parties;

(6)	act as a liaison between the independent registered public accounting firm and the Board;

(7)	review on a periodic basis the governance structures and procedures of the Fund;

(8)	review proposed resolutions of conflicts of interest that may arise in the business of the Fund, and may have an impact on the investors in the Fund;

(9)	review and consider matters that are reported to the Trustees Committee under the Sarbanes Oxley Code of Ethics of the Trust;

(10)	review matters that are referred to the Trustees Committee by the Chief Legal Officer or other counsel to the Trust pursuant to the SEC Standards of Professional Conduct for Attorneys; and

(11)	meet no less frequently than annually with the Chief Compliance Officer of the Trust pursuant to Rule 38a-1 of the 1940 Act and consider any compliance matters referred to the Trustees Committee by the Chief Compliance Officer;

(12)	review and consider the appointment and compensation of the Chief Compliance Officer and any proposal to remove the Chief Compliance Officer; and

(13)	provide general oversight of the Fund on behalf of the Fund’s shareholders.

The Trustees Committee of the Trust met four times during the fiscal year ended June 30, 2007.

The Trustees Committee does not have a formal policy for considering nominees for the position of Trustee recommended by the Fund’s shareholders. Nonetheless, the Trustees Committee may on an informal basis consider any investor recommendations of possible Trustees that are received.

The Trust has a standing Valuation Committee. The members of the Valuation Committee are the Treasurer and the Independent Trustees of the Trust. The Committee is responsible for performing the functions assigned to the Committee in the Pricing and Fair Valuation Procedures of the Trust. In addition, the Valuation Committee has the authority to take any other action that the Committee determines to be necessary or convenient in connection with properly determining the value of the assets of the Trust. The Valuation Committee did not meet during the fiscal year ended June 30, 2007.

The following table shows the Trustees’ aggregate ownership of all of the CRM Funds as of December 31, 2006.

	Dollar Range of Securities Held in the:					Aggregate Dollar Range of Equity Securities in all of the Funds
Name of Trustee	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund

Interested Trustee:

Carlos A. Leal	$10,001- $50,000	$50,001- $100,000	$10,001- $50,000	$50,001- $100,000	$50,001- $100,000	Over $100,000

Independent Trustees:

Louis Ferrante	None	None	Over $100,000	$0-$10,000	None	Over $100,000

Louis Klein, Jr.	None	$50,001- $100,000	None	$50,001- $100,000	None	Over $100,000

Clement C. Moore, II	Over $100,000	None	Over $100,000	None	Over $100,000	Over $100,000

As of December 31, 2006, none of the Independent Trustees (or their immediate family members) held an ownership interest in CRM or PFPC Distributors, Inc. (the “Distributor”) or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

The compensation paid to each Trustee by each Fund and the aggregate compensation paid to each Trustee by all of the CRM Funds for the fiscal year ended June 30, 2007 was:

	Aggregate Compensation from the:						Pension or Retirement Benefits Accrued as Part of the Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and the Fund Complex
	Small Cap Value Fund(1)	Small/Mid Cap Value Fund(1)	Mid Cap Value Fund(1)	Large Cap Opportunity Fund(1) (2)	Large Cap Value Fund(1) (3)	All Cap Value Fund(1)(4)
Interested Trustee:
Carlos Leal	N/A	N/A	N/A	N/A	N/A	None	None	None	None
Independent Trustees:
Louis Ferrante	$8,500	$8,500	$8,500	$8,500	$2,000	$4,000	None	None	$40,000
Louis Klein, Jr.	$8,500	$8,500	$8,500	$8,500	$2,000	$4,000	None	None	$40,000
Clement C. Moore, II	$8,500	$8,500	$8,500	$8,500	$2,000	$4,000	None	None	$40,000
Chief Compliance Officer:
Steven A. Yadegari(5)	$14,880	$1,200	$58,281	$544	$25	$70	None	None	$75,000

(1)

Under a Deferred Compensation Plan adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. As of June 30, 2007, the total amounts in the Independent Trustees’ deferral accounts were: Mr. Klein: $39,627.71

(2)	The Large Cap Opportunity Fund commenced operations on December 1, 2005. Prior to October 26, 2007, Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.
(3)	The Large Cap Value Fund ceased operations as of September 13, 2006.
(4)	The All Cap Value Fund commenced operations on October 24, 2006.
(5)

Mr. Yadegari, the Funds’ Chief Compliance Officer, is an employee of CRM. The Funds reimburse CRM for the portion of his salary allocated to his duties as the Funds’ Chief Compliance Officer at the annual rate of $75,000.

CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust and CRM have adopted Codes of Ethics (the “Code”). The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among CRM and the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.

Under the Code of Ethics adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Code of Ethics adopted by CRM, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board reviews reports regarding the Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are publicly available as exhibits to the Trust’s registration statement filed with the SEC.

PROXY VOTING POLICIES

The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Funds to CRM, subject to the Board’s continuing oversight. In exercising its voting obligations, CRM is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to the Funds. CRM will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.

CRM has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. CRM’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for each Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, CRM’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, instances where in a company soliciting proxies is also an advisory client. In such instances, CRM will submit a separate report to the Board indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. CRM’s proxy voting policies and procedures are attached herewith as Appendix B.

The Fund’s proxy voting record as of June 30, 2007 is available: (i) without charge, upon request by calling 1-800-CRM-2883; and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 18, 2007, all Trustees and officers as a group owned 7.50% of Investor Shares of CRM Large Cap Opportunity Fund, 1.45% of Investor Shares of Small Cap Value Fund, and 21.83% of the Investor Shares of the CRM All Cap Value Fund.

As of October 18, 2007, all Trustees and officers of the Fund owned, individually and as a group, less than 1% of each class of shares of CRM Mid Cap Value Fund and CRM Small/Mid Cap Value Fund, Institutional Shares of CRM Small Cap Value Fund and CRM Large Cap Opportunity Fund, and Advisor Shares of CRM All Cap Value Fund.

Persons or organizations that own beneficially 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval. As noted below, as of October 18, 2007 CRM, the Funds’ investment advisor, owned or controlled 100% of Advisor shares of CRM Large Cap Opportunity Fund and 28.72%, 35.57% and 100% respectively, of Investor Shares Institutional Shares and Advisor Shares of CRM All Cap Value Fund.

As of October 18, 2007, the name, address and percentage ownership of each shareholder that owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund were as follows:

NAME AND ADDRESS	% OF SHARES OWNED	NATURE OF OWNERSHIP
CRM SMALL CAP VALUE FUND - INVESTOR CLASS

Charles Schwab & Co Inc 101 Montgomery Street San Francisco, CA 94104-4122	11.32%	Record

National Financial Services Corp Attn: Mutual Funds 5th Floor 200 Liberty Street New York, NY 10281-1003	16.46%	Record

Vanguard Fiduciary Trust Company Attn: Outside Funds K14 PO BOX 2600 Valley Forge, PA 19482-2600	16.89%	Record

CRM SMALL CAP VALUE FUND - INSTITUTIONAL CLASS

State Street Bank & Trust 105 Rosemont Rd. Westwood, MA 02090-2318	7.09%	Record

Charles Schwab & Co Inc 101 Montgomery Street San Francisco, CA 94104-4122	9.33%	Record

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	12.37%	Record

The Northern Trust Co 801 South Canal Street Chicago, IL 60607	17.77%	Record

CRM SMALL/MID CAP VALUE FUND - INVESTOR CLASS

Vanguard Fiduciary Trust Company Attn: Outside Funds K14 PO BOX 2600 Valley Forge, PA 19482-2600	15.51%	Record

CRM SMALL/MID CAP VALUE FUND - INSTITUTIONAL CLASS

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	6.88%	Record

Wells Fargo Bank PO Box 1533 Minneapolis, MN 55480	7.77%	Record

Strafe & Co. PO Box 160 Westerville, OH	10.24%	Record

The Northern Trust Co 801 South Canal Street Chicago, IL 60607	46.34%	Record

CRM MID CAP VALUE FUND - INVESTOR CLASS

Charles Schwab & Co Inc 101 Montgomery St San Francisco, CA 94104-4122	7.02%	Record

National Financial Services Corp Attn: Mutual Funds 5th Fl 200 Liberty St New York, NY 10281-1003	59.56%	Record

CRM MID CAP VALUE FUND - INSTITUTIONAL CLASS

First Union National Bank 1525 West WT Harris Blvd Charlotte, NC 28288-1151	5.77%	Record

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	6.90%	Record

Charles Schwab & Co Inc 101 Montgomery St San Francisco, CA 94104-4122	14.11%	Record

Prudential Investment Mgmt Serv. 100 Mulberry Street 3 Gateway Center 11th Fl. Newark, NJ 07102	28.57%	Record

CRM LARGE CAP OPPORTUNITY FUND - INVESTOR CLASS

National Financial Services Corp Attn: Mutual Funds 5th Fl 200 Liberty St New York, NY 10281-1003	5.18%	Record

Ronald H McGlynn Cramer Rosenthal McGlynn LLC. 520 Madison Ave. New York, NY 10022-4382	7.21%	Beneficial

CRM LARGE CAP OPPORTUNITY FUND - INSTITUTIONAL CLASS

Wilmington Trust Company C/O Mutual Funds PO Box 8882 Wilmington, DE 19899-8882	5.05%	Record

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	20.23%	Record

Charles Schwab & Co Inc 101 Montgomery St San Francisco, CA 94104-4122	21.49%	Record

Union Bank TR Nominee PO Box 85484 San Diego, CA 92186	24.89%	Record

CRM LARGE CAP OPPORTUNITY FUND - ADVISOR CLASS

Cramer Rosenthal McGlynn LLC. 520 Madison Ave. New York, NY 10022-4382	100.00%	Record

CRM ALL CAP VALUE FUND - INVESTOR CLASS

Lauren B. Cramer & Douglas Cramer c/o McLaughlin & Stern LLP. 260 Madison Ave., 18th Floor New York, NY 10016-2404	7.31%	Beneficial

Ronald H McGlynn Cramer Rosenthal McGlynn LLC. 520 Madison Ave. New York, NY 10022-4382	14.28%	Beneficial

Cramer Rosenthal McGlynn LLC. 520 Madison Ave. New York, NY 10022-4382	28.72%	Record

CRM ALL CAP VALUE FUND -INSTITUTIONAL CLASS

Syracuse University Acct 2 Treasurer’s Office 612 Skytop Road, Suite 120 Syracuse, NY 13244-5290	15.21%	Record

Syracuse University Acct 1 Treasurer’s Office 612 Skytop Road, Suite 120 Syracuse, NY 13244-5290	24.85%	Record

Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deerlake Dr. East Jacksonville, FL 32246-6486	26.30%	Record

Cramer Rosenthal McGlynn LLC. 520 Madison Avenue New York, NY 10022-4382	35.57%	Record

CRM ALL CAP VALUE FUND -ADVISOR CLASS

Cramer Rosenthal McGlynn LLC 520 Madison Avenue New York, NY 10022-4382	100.00%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

Adviser

Cramer Rosenthal McGlynn, LLC (“CRM” or the “Adviser”), 520 Madison Avenue, 20th Floor, New York, New York 10022, serves as investment adviser to the Funds. CRM and its predecessors have managed investments in small, medium and large capitalization companies for over 30 years. CRM is 17.59% owned by Cramer, Rosenthal, McGlynn, Inc. (“CRM, Inc.”), the controlling member of CRM. The principal shareholders of CRM, Inc. are senior and former officers or directors of CRM. CRM is registered as an investment adviser with the SEC. WT Investments, a subsidiary of Wilmington Trust Corporation, owns 82.41% of CRM and thus has a controlling interest in CRM. Options have been granted to senior officers of CRM and key CRM individuals to purchase shares of CRM. If such options were exercised, the senior officers of CRM and key CRM individuals would own 36.78% of CRM on a fully diluted basis. Several affiliates of CRM are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company and Wilmington Trust Investment Management, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Roxbury Capital Management (“Roxbury”) is a registered investment adviser. Wilmington Trust Corporation has a controlling interest in Roxbury.

Under the Investment Advisory Agreement between the Trust, on behalf of the Funds, and CRM, the Small Cap Value Fund, the Small/Mid Cap Value Fund, the Mid Cap Value Fund, and the Large Cap Opportunity Fund each pay a monthly advisory fee to CRM at the annual rate of 0.75% of the Fund’s first $1 billion of average daily net assets; 0.70% of the Fund’s next $1 billion of average daily net assets; and 0.65% of the Fund’s average daily net assets over $2 billion; and the All Cap Value Fund pays a monthly advisory fee to CRM at the annual rate of 0.95% of the Fund’s first $1 billion of average daily net assets; 0.90% of the Fund’s next $1 billion of average daily net assets; and 0.85% of the Fund’s average daily net assets over $2 billion.

CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 for each of the Small Cap Value Fund, Mid Cap Value Fund, the Large Cap Opportunity Fund and the All Cap Value Fund and through November 1, 2008 for the Small/Mid Cap Value Fund, and assume certain expenses of the each Fund to the extent that total annual operating expenses exceed 1.25% of the average daily net assets of the Institutional Shares, 1.50% of the average daily net assets of the Investor Shares, and, as applicable 1.75% of the average daily net assets of the Advisor Shares.

Advisory Services. Under the terms of the Investment Advisory Agreement, CRM agrees to: (a) direct the investments of each Fund, subject to and in accordance with such Fund’s investment objective, policies and limitations set forth in the Fund’s Prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with such Fund’s objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Funds and CRM performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Funds and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Funds for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, CRM agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with a Fund. The Trust and/or CRM may at any time or times, upon approval by the Board, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that CRM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees of the Trust who are affiliated with CRM and the salaries of all personnel of CRM performing services for each Fund relating to research, statistical and investment activities are paid by CRM.

Fees.

Investment Advisory Fees: For the periods listed in the table below, the Funds paid the following fees to CRM under the Investment Advisory Agreement:

CRM Fund	Fiscal Year Ended 6/30/07	Fiscal Period from 10/1/05 - 6/30/06
CRM Small Cap Value Fund	$6,281,535	$4,583,511
CRM Small/Mid Cap Value Fund	$524,626	$326,982
CRM Mid Cap Value Fund	$24,343,980	$12,890,902
CRM Large Cap Opportunity Fund*	$281,891	$22,874
CRM All Cap Value Fund**	$39,496	N/A

*	The Large Cap Opportunity Fund commenced operations on December 1, 2005.
**	The All Cap Value Fund commenced operations on October 24, 2006.

In connection with a reorganization that occurred on September 30, 2005, each of the Small Cap Value Fund, Small/Mid Cap Value Fund and Mid Cap Value Fund received all of the assets and liabilities of identically named corresponding series of WT Mutual Fund, a separate Delaware statutory trust (the “Predecessor Funds”). Each Predecessor Fund was advised by CRM. For the period from July 1, 2005 through September 30, 2005, the Predecessor Funds paid the following fees to CRM under prior investment advisory agreements:

Predecessor Fund	Fiscal Period from 7/1/05 – 9/30/05
Predecessor CRM Small Cap Value Fund	$1,431,111
Predecessor CRM Small/Mid Cap Value Fund	$71,187
Predecessor CRM Mid Cap Value Fund	$3,322,032

Prior to July 1, 2005, each Predecessor Fund was a feeder fund that invested substantially all of its assets in a master fund with the same investment objectives and policies: Small Cap Value Fund invested substantially all of its investable assets in Small Cap Value Series; Small/Mid Cap Value Fund invested substantially all of its investable assets in Small/Mid Cap Value Series; and Mid Cap Value Fund invested substantially all of its investable assets in Mid Cap Value Series; (such series, collectively with the Small Cap Value Series, the Small/Mid Cap Value Series and the Mid Cap Value Series (the “Predecessor Master Funds”). Each Predecessor Master Fund was advised by CRM. For the fiscal years ending June 30, 2005, under prior investment advisory agreements relating Predecessor Master Funds, CRM received the following fees:

Predecessor Master Fund	Fiscal Year Ended 6/30/05
Small Cap Value Series	$5,375,444
Small/Mid Cap Value Series*	$71,744
Mid Cap Value Series	$7,496,384

*	The Small/Mid Cap Value Series commenced operations on September 1, 2004.

Expense Reimbursements: During the past three fiscal years, CRM had contractual obligations to waive a portion of its advisory fees attributable to the Funds, the Predecessor Funds and Predecessor Master Funds and to assume certain expenses of such Funds. In accordance with these contractual obligations, CRM reimbursed the following fees to the Funds and their predecessors:

CRM Fund	Fiscal Year Ended 6/30/07	Fiscal Period from 10/1/05 - 6/30/06
CRM Small Cap Value Fund	N/A	N/A
CRM Small/Mid Cap Value Fund	$17,677	N/A
CRM Mid Cap Value Fund	N/A	N/A
CRM Large Cap Opportunity Fund*	$140,505	$122,249
CRM All Cap Value Fund**	$192,441	N/A

*	The Large Cap Opportunity Fund commenced operations on December 1, 2005.
**	The All Cap Value Fund commenced operations on October 24, 2006.

Predecessor Fund	Fiscal Period from 7/1/05 - 9/30/05
Predecessor CRM Small Cap Value Fund	N/A
Predecessor CRM Small/Mid Cap Value Fund	N/A
Predecessor CRM Mid Cap Value Fund	N/A

Predecessor Master Fund	Fiscal Year Ended 6/30/05
Small Cap Value Series	N/A
Small/Mid Cap Value Series	$6,680
Mid Cap Value Series	N/A

There is no provision in the Investment Advisory Agreement or Expense Limitation Agreement whereby CRM may recapture fees previously waived or expenses reimbursed with respect to the Funds.

Portfolio Managers

Ronald McGlynn, Chairman & CEO and Jay Abramson, President & CIO are responsible for the overall management of each Fund. The investment research team for all of the Funds consists of eighteen individuals, with an average of fourteen years investment experience. The portfolio managers who have responsibility for the day-to-day management of each Fund are set forth below.

Small Cap Value Fund. Carl Brown and James Stoeffel lead the team that is responsible for the day-to-day management of the Small Cap Value Fund.

Small/Mid Cap Value Fund. Jay Abramson, Carl Brown, Brendan Hartman and Robert Rewey are the leaders of the team responsible for the day-to-day management of the Small/Mid Cap Value Fund.

Mid Cap Value Fund. Jay Abramson, Carl Brown, Brendan Hartman and Robert Rewey are the leaders of the team responsible for the day-to-day management of the Mid Cap Value Fund.

Large Cap Opportunity Fund. Jay Abramson and David Tillson are the leaders of the team responsible for the day-to-day management of the Large Cap Opportunity Fund.

All Cap Value Fund. Kevin Chin and Ronald McGlynn are the leaders of the team responsible for the day-to-day management of the All Cap Value Fund.

Other Accounts Managed by Portfolio Managers. The following tables identify, for each portfolio manager listed above as of June 30, 2007, the number of accounts (excluding the Fund which he or she manages) for which he or she has day-to-day management responsibilities, and the total assets in such accounts, within each of the following categories: registered investment companies and other accounts. None of these accounts are assessed a performance-based advisory fee.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James Stoeffel	1 other registered investment company	None	20 other accounts with $429,315,063 in total assets under management.

Carl Brown	2 other registered investment companies	None	126 other accounts with $4,666,969,318 in total assets under management.

Brendan Hartman	2 other registered investment companies	None	126 other accounts with $4,666,969,318 in total assets under management.

Jay Abramson	2 other registered investment companies	None	131 other accounts with $4,784,748,798 in total assets under management.

Robert Rewey	2 other registered investment companies	None	126 other accounts with $4,666,969,318 in total assets under management.

David Tillson	No other registered investment companies	None	119 other accounts with $584,721,812 in total assets under management.

Ronald McGlynn	No other registered investment companies	None	7 other accounts with $67,313,033 in total assets under management.

Kevin Chin	No other registered investment companies	None	7 other accounts with $67,313,033 in total assets under management.

The following table identifies, for each portfolio manager listed above as of June 30, 2007, the number of registered investment companies (excluding the Fund which he manages) and other accounts for which he has day-to-day management responsibilities, which are assessed performance-based advisory fees, and the total assets in such accounts.

Portfolio Manager	Registered Investment Companies	Other Accounts Which Are Assessed Performance-Based Advisory Fees
James Stoeffel	No other registered investment companies	3 other accounts with $151,744,833 in total assets under management

Carl Brown	No other registered investment companies	4 other accounts with $207,441,195 in total assets under management.

Brendan Hartman	No other registered investment companies	4 other accounts with $207,441,195 in total assets under management.

Jay Abramson	No other registered investment companies	4 other accounts with $207,441,195 in total assets under management.

Robert Rewey	No other registered investment companies	4 other accounts with $207,441,195 in total assets under management.

David Tillson	No other registered investment companies	No accounts with assessed performance-based advisory fee.

Ronald McGlynn	No other registered investment companies	No accounts with assessed performance-based advisory fee.

Kevin Chin	No other registered investment companies	3 other accounts with $151,744,833 in total assets under management

Compensation of CRM Portfolio Managers. CRM’s portfolio managers are generally responsible for multiple accounts with similar investment strategies. For example, the managers of CRM’s mid cap value investment strategy are responsible for investment decisions for registered investment companies and separately-managed institutional accounts that pursue a mid cap value investment strategy. Portfolio managers are compensated on portfolio management of the aggregate group of similar accounts rather than for a specific account.

The compensation package for portfolio managers consists of several components: base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager’s contribution to CRM’s success.

The annual incentive plan provides cash bonuses dependent on portfolio performance and individual contributions. The most significant portion of the bonus is determined based on the aggregate portfolio pre-tax performance results over one, two and three year periods relative to peer groups and benchmarks, and the remaining portion is based on certain qualitative factors discussed below.

For purposes of determining a portfolio manager’s bonus, the appropriate Fund’s benchmark is used. The benchmark used to determine the bonuses of the portfolio manager of the Small Cap Value Fund is the Russell 2000 Value Index. The benchmark used to determine the bonuses of the portfolio managers of the Small/Mid Cap Value Fund is the Russell 2500 Value Index. The benchmark used to determine the bonuses of the portfolio managers of the Mid Cap Value Fund is the Russell Midcap Value Index. The benchmark used to determine the bonus of the portfolio managers of the Large Cap Opportunity Fund is the Russell 1000 Index. The benchmark used to determine the bonus of the portfolio manager of the All Cap Value Fund is the Russell 3000 Index.

Bonuses for portfolio managers vary depending on the scope of accountability and experience level of the individual portfolio manager. An individual’s bonus is based upon relative performance of their assigned portfolios compared to a peer group and benchmark, and is generally geared to rewarding top quartile performance on a trailing three-year basis. Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

The long-term incentive plan provides an opportunity for experienced portfolio managers and other key contributors to CRM to be rewarded in the future depending on the achievement of financial goals and value creation. The plan, which is comprised of a profit-sharing component and option program, was created as a means of more closely aligning the interests of CRM professionals with that of the firm. The size of actual awards varies. The profit-sharing plan is based on the income of the firm. Option awards are comprised of member options in CRM. The value of the stock options is dependent upon CRM’s underlying valuation, as well as the exercise price. Options generally vest over a three-year period.

Material Conflicts of Interest. Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies. CRM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may need to be divided among those funds or accounts, which may limit a Fund’s ability to take full advantage of the investment opportunity. To deal with these situations, CRM has adopted procedures for a trade allocation procedure for allocating limited investment opportunities across multiple funds and accounts.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. To help avoid these types of conflicts, CRM generally appoints separate advisory personnel to make investment decisions for long products, such as the Funds, and long/short products, such as hedge funds. In addition, each portfolio manager is subject to CRM’s Conflict of Interest Policy.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. To address these types of conflicts, CRM has adopted best execution and soft dollar policies governing a portfolio manager’s selection of brokers and dealers and his or her use of research services.

Variation in Compensation. A conflict of interest may arise where the management fee structure differs among funds and/or accounts, such as where certain funds or accounts pay higher management fees or performance-based management fees. In such cases, the portfolio manager might be motivated to devote more attention to, or otherwise favor, more profitable funds and/or accounts. To help address these types of conflicts, CRM has adopted a Code of Ethics and Conflicts of Interest Policy.

Proprietary Investments. CRM and/or its affiliates may have substantial personal or proprietary investments in some of the accounts managed by a portfolio manager. A portfolio manager might be motivated to favor funds and/or accounts in which he or she, or his or her colleagues, has an interest or in which CRM and/or its affiliates have interests. However, each portfolio manager is subject to CRM’s Code of Ethics policy governing personal securities transactions in which portfolio managers engage.

Other Factors. Several other factors, including the desire to maintain or increase assets under the Adviser’s management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to some funds and/or accounts. To help address these types of conflicts, CRM has adopted a Code of Ethics and Conflicts of Interest Policy.

As discussed above, CRM and the Funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for CRM and the individuals that it employs. However, there is no guarantee that the policies and procedures adopted by CRM and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Portfolio Manager Security Ownership. The following table shows each portfolio manager’s ownership of securities of the Fund that he manages as of June 30, 2007.

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Ronald McGlynn	Small Cap Value Fund	Over $1,000,000
	Small/Mid Cap Value Fund	Over $1,000,000
	Mid Cap Value Fund	Over $1,000,000
	Large Cap Opportunity Fund	Over $1,000,000
	All Cap Value Fund	$500,001 - $1,000,000

Jay Abramson	Small Cap Value Fund	$100,001 - $500,000
	Small/Mid Cap Value Fund	$100,001 - $500,000
	Mid Cap Value Fund	$100,001 - $500,000
	Large Cap Opportunity Fund	$100,001 - $500,000
	All Cap Value Fund	$100,001 - $500,000

James Stoeffel	Small Cap Value Fund	$100,001 - $500,000

Carl Brown	Small Cap Value Fund	$0 - $10,000
	Small/Mid Cap Value Fund	$50,001 - $100,000

Brendan Hartman	Small/Mid Cap Value Fund	$100,001 - $500,000
	Mid Cap Value Fund	$100,001 - $500,000

Robert “Chip” Rewey, CFA	Small Cap Value Fund	$50,001 - $100,000
	Mid Cap Value Fund	$100,001 - $500,000

David Tillson, CFA	Large Cap Opportunity Fund	$100,001 - $500,000

Kevin Chin	All Cap Value Fund	$0 - $10,000

SERVICE PROVIDERS

Administrator and Accounting Agent

PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809, (“PFPC”) serves as the Funds’ administrator and accounting agent. Pursuant to an Administration and Accounting Services Agreement, PFPC performs certain administrative and accounting services for the Funds, such as preparing shareholder reports, providing statistical and research data, assisting CRM in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Funds. For the services it provides, the Trust pays PFPC an annual fee based on the value of the aggregate average daily net assets of the Funds as follows: 0.050% of each Series’ first $500 million of average net assets; 0.030% of each Series’ next $2 billion of average net assets; 0.025% of each Series’ next $2.5 billion of average net assets; and 0.020% of each Series’ average net assets in excess of $5 billion.

For the periods shown in the table below, the Funds paid the following fees to PFPC under the Administration and Accounting Service Agreement:

CRM Fund	Fiscal Year Ended 6/30/07	Fiscal Period from 10/1/05 - 6/30/06
CRM Small Cap Value Fund	$364,086	$287,329
CRM Small/Mid Cap Value Fund	$58,467	$37,870
CRM Mid Cap Value Fund	$1,120,888	$659,367
CRM Large Cap Opportunity Fund*	$85,445	$33,391
CRM All Cap Value Fund**	$51,191	N/A

*	The Large Cap Opportunity Fund commenced operations on December 1, 2005.
**	The All Cap Value Fund commenced operations on October 24, 2006.

For the period from October 2, 2004 to September 30, 2005, PFPC provided Administration and Accounting services to the Predecessor Funds. For the period from October 2, 2004 to June 30, 2005, PFPC provided Administration and Accounting services to the Predecessor Master Funds. For the period from September 1, 2002 to October 1, 2004, Rodney Square Management Corporation (“RSMC”), an affiliate of CRM, provided administrative and accounting services and PFPC provided certain sub-administration services to the Predecessor Funds and the Predecessor Master Funds. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Predecessor Funds and the Predecessor Master Funds. Accordingly, the Predecessor Funds, together with the Predecessor Master Funds, paid the following fees to RSMC and PFPC, whether as administrator or sub-administrator for the fiscal period from July 1, 2005 through September 30, 2005, and the fiscal years ended June 30, 2005 and June 30, 2004:

Predecessor Fund	Fiscal Period from 7/1/05 - 9/30/05
Predecessor CRM Small Cap Value Fund	$139,780
Predecessor CRM Small/Mid Cap Value Fund	$12,854
Predecessor CRM Mid Cap Value Fund	$274,168

Predecessor Master Fund	Fiscal Year Ended 6/30/05
Small Cap Value Series	$540,502
Small/Mid Cap Value Series	$10,564
Mid Cap Value Series	$700,470

Pursuant to Compliance, Support and Recordkeeping Services Agreements that were in effect from October 1, 2004 to September 30, 2005, RSMC, an affiliate of the Trust, performed certain non-investment related statistical and research services, execution and administrative support services, compliance monitoring and recordkeeping services, as well as certain other coordination and fund related preparatory services for the Predecessor Funds and the Predecessor Master Funds. In consideration of the provision of these services, RSMC, received an asset based fee of 0.006% of each Predecessor Funds average daily net assets.

Custodian

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, (the “Custodian”) serves as the Funds’ custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Funds, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Funds, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Funds, releasing and delivering securities from the custody accounts of the Funds, maintaining records with respect to such custody accounts, delivering to the Funds a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.

Distribution Plan for Advisor Shares

The Advisor Shares of the CRM Large Cap Opportunity Fund and CRM All Cap Value Fund have a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Under the Distribution Plan, each of these Funds may pay monthly fees at an annual rate not to exceed 0.50% of its average daily net assets attributable to Advisor Shares. These fees may be used to make payments to the Distributor for distribution services, to certain financial institutions such as banks or broker-dealers (“Service Organizations”) who have entered into servicing agreements with the Distributor in respect of the sale of shares of one or more of these Funds, and to other financial institutions in respect of the sale of shares of one or more of these Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders.

Advisor Shares of CRM Large Cap Opportunity Fund and CRM All Cap Value Fund also may make payments to the Distributor, to Service Organizations and to other financial institutions for providing shareholder service or the maintenance of shareholder accounts. Service activities provided by service providers under this plan include (a) answering shareholder inquiries, (b) assisting in designating and changing dividend options, account designations and addresses, (c) establishing and maintaining shareholder accounts and records, (d) assisting in processing Fund share purchase, exchange and redemption transactions, (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances, (i) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders, (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders, (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares, (m) completing all customer identification procedures in relation to the shareholders under the Funds’ anti-money laundering program, (n) providing to shareholders all privacy notices, and (o) providing other services requested by shareholders of Advisor Shares.

The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided, provided however, that the fees paid to a recipient with respect to Advisor Shares that may be used to cover expenses primarily intended to result in the sale of Advisor Shares, or that may be used to cover expenses primarily intended for personal service and/or maintenance of shareholder accounts, may not exceed the maximum amounts, if any, as may from time to time be permitted for such services under FINRA Conduct Rule 2830 or any successor rule, in each case as amended or interpreted by the FINRA.

The Distribution Plan permits Advisor Shares of the CRM Large Cap Opportunity Fund and CRM All Cap Value Fund to pay fees to the Distributor, third party providers and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses of the Distributor, third party providers and others exceed the fees provided for by the Distribution Plan or Distribution Agreement, the Funds will not be obligated to pay more than those fees and, if the expenses of the Distributor, third party providers and others are less than the fees paid to them, they will realize a profit. Advisor Shares of the CRM Large Cap Opportunity Fund and CRM All Cap Value Fund may pay the fees to the Distributor and others until the Distribution Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor’s or other recipient’s expenses in excess of fees received or accrued through the termination date will be the Distributor’s or other recipient’s sole responsibility and not obligations of the Funds.

The Distribution Plan also recognizes that various service providers to the Funds, such as the Adviser, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds’ Distributor or third party providers may from time to time use their own resources for distribution related services, in addition to the fees paid under the Distribution Plan. Any such payments by such service providers are not deemed to be expenditures under the Distribution Plan and, accordingly, are not subject to the fee limitations set forth in the Distribution Plan. In addition, the Distribution Plan specifically provides that, to the extent that any payments made by the Funds to the Adviser or any of its affiliates might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then such payments are deemed to be authorized by the Distribution Plan but are not subject to the fee limitations set forth in such Distribution Plan.

The Distribution Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees of the Trust and a majority of the Independent Trustees and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Distribution Plan (for purposes of this paragraph “qualified Trustees”). In their annual consideration of the continuation of the Distribution Plan for the Funds, the Trustees will review the Distribution Plan and the expenses for the Advisor Shares of each Fund separately.

The Distribution Plan requires that the Funds and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. The Distribution Plan may be terminated with respect to the Advisor Shares of a Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that Class of the Fund. The Distribution

Plan may not be amended to increase materially the amount of the permitted expenses of the Advisor Shares thereunder without the approval of a majority of the outstanding securities of the Advisor Shares and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

As of October 26, 2007 only CRM Large Cap Opportunity Fund and the CRM All Cap Value Fund offer Advisor Shares. For the period from October 24, 2006 through June 30, 2007, each of the CRM Small/Mid Cap Value Fund, CRM Large Cap Opportunity Fund, and CRM All Cap Value Fund offered Advisor Shares. For the period from October 24, 2006 through June 30, 2007, (i) no Fund paid fees under the Distribution Plan for the Advisor Shares, and (ii) the Distributor did not incur distribution expenses under the Distribution Plan for the Advisor Shares.

Shareholder Service Plan for Investor Shares

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of its Investor Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund’s Investor Shares. Service activities provided by service providers under this plan include (a) answering shareholder inquiries, (b) assisting in designating and changing dividend options, account designations and addresses, (c) establishing and maintaining shareholder accounts and records, (d) assisting in processing Fund share purchase, exchange and redemption transactions, (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder’s account balances, (i) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders, (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders, (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares, (m) completing all customer identification procedures in relation to the shareholders under the Funds’ anti-money laundering program, (n) providing to shareholders all privacy notices, and (o) providing other services requested by shareholders of Investor Shares. The Adviser may provide services to some holders of Investor Shares and receive the applicable shareholder service fee or may remit all or a portion of shareholder service fees to an Intermediary.

During the past three fiscal years, the Investor Shares of the CRM Small Cap Value Fund, Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, and CRM All Cap Value Fund, and the Investor Shares of the Predecessor Funds, paid the following shareholder servicing fees:

CRM Fund	Fiscal Period form 7/1/06-6/30/07	Fiscal Period from 10/1/05 -6/30/06
CRM Small Cap Value Fund - Investor Shares	$680,050	$556,819
CRM Small/Mid Cap Value Fund - Investor Shares	$76,357	$50,434
CRM Mid Cap Value Fund - Investor Shares	$3,502,869	$1,659,497
CRM Large Cap Opportunity Fund - Investor Shares*	$50,909	$2,540
CRM All Cap Value Fund- Investor Shares**	$6,420	N/A

*	The Large Cap Opportunity Fund commenced operations on December 1, 2005.
**	The All Cap Value Fund commenced operations on October 24, 2006.

Predecessor Fund	Fiscal Period from 7/1/05 -9/30/05	Fiscal Year Ended June 30, 2005
Predecessor CRM Small Cap Value Fund - Investor Shares	$177,845	$685,282
Predecessor CRM Small/Mid Cap Value Fund - Investor Shares	$16,346	$15,363
Predecessor CRM Mid Cap Value Fund - Investor Shares	$418,925	$945,207

Sub-Transfer Agency Expenses Paid by Institutional Shares

Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. Such sub-transfer agency services provided by Intermediaries to shareholders of Institutional Shares of the Funds include: (a) answering shareholder inquiries, (b) establishing and maintaining shareholder accounts and records, (c) providing periodic statements showing a shareholder’s account balances, (d) furnishing on behalf of the Funds’ distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, and (e) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing sub-transfer agency services from the assets of the Institutional Shares of each Fund based on charges for similar services if such services were provided directly by the Funds’ transfer agent.

Additional Service Providers

Independent Registered Public Accounting Firm. Ernst & Young LLP (“E&Y”) serves as the independent registered public accounting firm to the Funds providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of the Fund. E&Y is located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103.

Legal Counsel. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as counsel to the Funds.

Transfer Agent. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

DISTRIBUTION OF SHARES

The Distributor is located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation.

To the extent that the Distributor receives fees under the Funds’ 12b-1 Plan, the Distributor will furnish or enter into arrangements with others for the furnishing of marketing or sales services as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of a Fund as may be required pursuant to such plan.

The Distribution Agreement became effective as of June 15, 2005. The agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of the Funds’ shares.

The Distribution Agreement terminates automatically in the event of an assignment. The agreement is also terminable without payment of any penalty with respect to the Funds (i) by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of a 12b-1 Plan of a Fund or in such Agreement, or by vote of a majority of the outstanding voting securities of the Funds) on sixty (60) days’ written notice to the Distributor; or (ii) by the Distributor on sixty (60) days’ written notice to the Trust.

Additional Payments

The Adviser may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in this SAI for distribution, shareholder servicing, sub-transfer agent and record keeping services. These

Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

CRM places all portfolio transactions on behalf of each Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Funds are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

For the periods shown in the table below, the Funds paid the following brokerage commissions:

CRM Fund	Fiscal Year Ended 6/30/07	Fiscal Period from 10/1/05 - 6/30/06
CRM Small Cap Value Fund	$2,849,476	$1,663,290
CRM Small/Mid Cap Value Fund	$170,177	$147,214
CRM Mid Cap Value Fund	$7,000,463	$5,399,809
CRM Large Cap Opportunity Fund*	$115,192	$22,978
CRM All Cap Value Fund**	$11,398	N/A

*	The Large Cap Opportunity Fund commenced operations on December 1, 2005.
**	The All Cap Value Fund commenced operations on October 24, 2006. For the fiscal period from July 1, 2005 through September 30, 2005, and the fiscal years ended June 30, 2005 and June 30, 2004, the Predecessor Funds, together with the Predecessor Master Funds, paid the following brokerage commissions:

Predecessor Fund	Fiscal Period from 7/1/05 - 9/30/05
Predecessor CRM Small Cap Value Fund	$546,092
Predecessor CRM Small/Mid Cap Value Fund	$41,647
Predecessor CRM Mid Cap Value Fund	$1,504,835

Predecessor Master Fund	Fiscal Year Ended 6/30/05
Small Cap Value Series	$2,327,759
Small/Mid Cap Value Series	$59,950
Mid Cap Value Series	$3,898,134

Significant changes in brokerage commissions paid by a Fund from year to year have been due to changing asset levels and/or portfolio turnover.

To the extent that a Fund effects brokerage transactions with a broker/dealer affiliated directly or indirectly with the Trust, the Adviser or the Distributor, such transactions will be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

During each of the fiscal years ended June 30, 2007 and June 30, 2006, the Funds, the Predecessor Funds and the Predecessor Master Funds did not effect brokerage transactions with an affiliated person.

Brokerage Selection

The primary objective of CRM in placing orders on behalf of the Funds for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, CRM considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Funds or to CRM.

Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a higher broker commission than those available from another broker. Research services received from broker-dealers supplement an adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser’s personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets. Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates. An investment adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.

For the periods shown in the table below, the Funds paid brokerage commissions because of research services provided in the following amounts:

	Fiscal Period form 7/1/06-6/30/07	Fiscal Period from 10/1/05 - 6/30/06
CRM Fund		Commissions Paid
CRM Small Cap Value Fund	$229,218.00	$150,758.20
CRM Small/Mid Cap Value Fund	$23,152.00	$14,804.00
CRM Mid Cap Value Fund	$1,036,489.00	$568,170.20
CRM Large Cap Opportunity Fund*	$17,309.00	$2,028.00
CRM All Cap Value Fund**	$1,981.00	N/A

*	The Large Cap Opportunity Fund commenced operations on December 1, 2005.
**	The All Cap Value Fund commenced operations on October 24, 2006.

During the fiscal period from July 1, 2005 through September 30, 2005, the Predecessor Funds paid brokerage commissions because of research services provided in the following amounts:

Fiscal Period from 7/1/05 - 9/30/05
Predecessor Fund	Commissions Paid
Predecessor CRM Small Cap Value Fund	$13,292.16
Predecessor CRM Small/Mid Cap Value Fund	$6,039.40
Predecessor CRM Mid Cap Value Fund	$157,209.06

During the fiscal year ended June 30, 2007, the Funds purchased securities issued by the following regular broker-dealers of the Funds, which had the following values as of June 30, 2007:

CRM Fund	Shares	Market Value
CRM Large Cap Opportunity Fund	14,600 of JP Morgan Chase	$707,370

Allocation of Portfolio Transactions

CRM’s other clients generally have investment objectives and programs similar to that of the Funds. CRM expects to make purchases or sales of securities on behalf of such clients that are substantially similar to those made by CRM on behalf of the Funds. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of CRM not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Fund and other clients participating in the transaction on a pro-rata basis and purchases and sales are normally allocated between the Funds and the other clients as to amount according to a formula determined prior to the execution of such transactions.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Trust issues two separate classes of shares, Institutional Shares and Investor Shares, for the CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund and CRM Mid Cap Value Fund. The Trust issues three separate classes of shares, Institutional Shares, Investor Shares and Advisor Shares, for the CRM Large Cap Opportunity Fund and CRM All Cap Value Fund. The shares of each Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that (a) the Investor Shares pay shareholder service fees not to exceed 0.25% of the average net assets of the Investor Shares of each Fund and (b) the Advisor Shares pay 12b-1 distribution fees not to exceed 0.50% of the average net assets of the Advisor Shares of the CRM Large Cap Opportunity Fund (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fees may be paid). The net income attributable to Investor or Advisor Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees, respectively. Accordingly, the net asset value of the Investor Shares and Advisor Shares will be reduced by such amount to the extent a Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class take separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund and not by shareholders of other Funds. The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the Shares entitled to vote on a matter shall constitute a quorum at a meeting of the Shareholders. Generally, subject to the 1940 Act and the specific provisions of the Declaration of Trust, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, except only a plurality vote shall be necessary to elect Trustees.

The Funds may involuntarily redeem a shareholder’s shares: (a) if at such time such shareholder owns shares of any Fund having an aggregate net asset value of less than a minimum value determined from time to time by the Trustees; (b) to the extent that such shareholder owns shares of a Fund equal to or in excess of a maximum percentage of the outstanding shares of such Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust. The Trustees have no current intention to involuntarily redeem a shareholder’s shares merely for exceeding a maximum percentage of the outstanding shares of a Fund or of the Trust. In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of a Fund or potential money laundering, ERISA issues, or transactions that could jeopardize the tax status of a Fund or of the Trust. The Declaration of Trust also provides that if an officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of a Fund, the Trust may require such shareholder to redeem their shares.

The Trust may cause, to the extent consistent with applicable law, (a) the Trust or one or more of its Funds to the extent consistent with applicable law to be merged into or consolidated with another trust, series of another trust or other person, (b) the shares of the Trust or any Fund to be converted into beneficial interests in another trust or series thereof, (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law or (d) a sale of assets of the Trust or one or more of its Funds. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present (i.e., the presence of forty percent (40%) of the Shares entitled to vote on a matter), provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any Fund into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to a particular Fund or allocable to a particular class) or to carry on any business in which the Trust shall directly or indirectly have any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer such Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of Shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

The Trust’s Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or any Fund or class thereof to recover a judgment in its favor unless (a) Shareholders holding at least ten percent (10%) of the outstanding Shares of the Trust, Fund or Class, as applicable, join in the bringing of such court action, proceeding or claim, and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act. 12 Del. C. Section 3801 et seq., as amended.

The Trust’s Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder shall be held to have expressly assented and agreed to the terms of the Declaration of Trust of the Trust, the By-Laws of the Trust and the resolutions of the Board of Trustees.

The Trust’s Declaration of Trust provides that the Trust will indemnify and hold harmless each and every Trustee and officer of the Trust and each former Trustee and officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Person’s performance of his or her duties as a Trustee or officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

The Trust’s Declaration of Trust further provides that (i) the appointment, designation or identification of a Trustee as chairperson of the Board of Trustees or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the by-laws of the Trust, a committee charter or a Trust policy statement), (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee’s rights to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of each Fund’s Prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts. You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account (“IRA”). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at 1-800-CRM-2883. PFPC Trust Company, as custodian for each IRA account, receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan. You may purchase Fund shares through an Automatic Investment Plan (“AIP”). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bi-monthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time) on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at 1-800-CRM-2883. (Available only to Investor Shares of the Funds).

Payroll Investment Plan. The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department. Then, a portion of your paychecks will be automatically transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the

Distributor, CRM or the transfer agent, to arrange for transactions under the PIP. A Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP. (Available only to Investor Shares of the Funds).

Redemption of Shares

Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the Prospectus. Additional methods to redeem shares are as follows:

By Wire. Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder’s signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

Systematic Withdrawal Plan. If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may automatically redeem a portion of your account monthly, bi-monthly, quarterly, semi-annually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the net asset value (“NAV”) determined on or about the 25th day of the month. (Available only to Investor Shares of the Funds.)

Additional Information Regarding Redemptions. To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than for customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund during any 90-day period for any one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

Pricing of Shares

The NAV of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds’ transfer agent are open for business) (a “Business Day”). The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds’ transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not Business Days.

In valuing a Fund’s assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the Nasdaq Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the Nasdaq Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

DIVIDENDS

Dividends, if any, from the Funds’ net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

TAXATION OF THE FUNDS

General

Each Fund is treated as a separate corporation for United States federal income tax purposes. Each Fund intends to qualify each year to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as a “regulated investment company” (“RIC”). To qualify or continue to qualify for treatment as a RIC under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income (generally dividends (without regard to the dividends received deduction), interest, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the “Distribution Requirement”) as well as meet several additional requirements. These requirements include, among others, the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such stock securities or those currencies, or net income derived from any interest in certain publicly-traded partnerships; (2) at the close of each quarter of each Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of each Fund’s total assets and that does not represent more than 10% of such issuer’s outstanding voting securities; and (3) at the close of each quarter of each Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that a Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses, or certain publicly traded partnerships.

Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each taxable year. To the extent a Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. However, each Fund generally will be subject to federal corporate income tax (currently at a maximum rate of 35%) on any undistributed income, including “undistributed net capital gain” (i.e., the amount of its net capital gain over the amount of capital gain dividends paid during the year), and to alternative minimum tax (currently at a maximum rate of 20% for corporations such as the Funds) on alternative minimum taxable income.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders, and all distributions from current or accumulated earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of each of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for a shortfall in the prior year’s distribution.

Except as discussed below, distributions from a Fund (whether paid in cash or reinvested in additional shares of the Fund) will generally be taxable to shareholders as ordinary income for U.S. federal income tax purposes to the extent derived from the Fund’s investment income and net short-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) from the sale of investments for which the Fund had a holding period in excess of one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains, whether paid in cash or reinvested in additional funds. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income, whether paid in cash or reinvested in additional funds.

Each Fund may designate amounts retained as undistributed net capital gain in a notice to its shareholders. If the Fund makes such a designation, the Fund’s shareholders (1) will be required to include in income for United States federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (2) will be entitled to credit their proportionate shares of the income tax paid by a Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (3) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in the shareholder’s income over the income tax credit.

For taxable years beginning before January 1, 2011, “qualified dividend income” received by a shareholder taxed as an individual will be taxed at the rates applicable to long-term capital gain. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from a “qualified foreign corporation”. A “qualified foreign corporation is a corporation that is either incorporated in a U.S. possession or eligible for benefits under certain U.S. tax treaties and that meets certain additional requirements. Certain dividends received from foreign corporations not otherwise treated as qualified foreign corporations will be treated as received from a qualified foreign corporation if they are paid on stock that is readily tradable on an established securities market in the United States. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. If 95% or more of a Fund’s gross income, calculated without taking into account net capital gains, consists of qualified dividend income, the Fund may designate all distributions of such income as qualified dividend income.

Shareholders receiving a distribution in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of cash that would have been received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares by such shareholder.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether they are paid in January of the following year.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and will effectively receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another Fund) or redemption of a shareholder’s shares, the shareholder will realize taxable gain or loss depending upon such shareholder’s basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed as a loss from a “wash sale” to the extent shares of the Fund are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain designations, as described above) to that shareholder with respect to those shares. Capital losses are deductible only against capital gains except in the case of individual shareholders, who may deduct up to $3,000 per year of capital losses against any income.

It is anticipated that all or a portion of the dividends from the net investment income of each Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of a Fund’s qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by a Fund from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax (“AMT”). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if certain holding period requirements with respect to those shares are not met. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends received deduction.

Not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice setting forth the federal tax status of Fund distributions made during that taxable year, including, without limitation, the portions of Fund distributions that are treated as ordinary dividends, qualified dividend income, capital gain dividends, and returns of capital, and the amount of dividends qualifying for the dividends received deduction.

Foreign Securities

Dividends and interest received, and gains realized, by a Fund with respect to investments in foreign securities may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the Fund’s effective return from those securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine a Fund’s rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known.

If a Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, it may elect to “pass through” to its shareholders foreign income taxes paid by it. If the Fund so elects, shareholders will be required to treat their pro rata portions of the foreign income taxes paid by the Fund as part of the amounts distributed to them by it and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their alternative minimum tax liability. If the Fund is not eligible, or does not elect, to “pass through” to its shareholders foreign income taxes it has paid, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund.

Each Fund may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation — other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder — that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is timely distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. In order for a Fund to make a QEF election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis. Since a PFIC in which a Fund invests may not provide such tax information, a Fund may not be able to elect to treat that PFIC as a QEF.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark-to-market gains are treated as dividend income in the hands of a Fund. Any mark-to-market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. In order to distribute this income and avoid a tax on a Fund, the Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. If the Fund makes a “mark to market” election with respect to its stock in a PFIC, any gain recognized upon a taxable disposition of a share of such PFIC will be treated as ordinary income, and any loss recognized on such a taxable disposition will be treated as ordinary loss to the extent of the net amount previously included in income as a result of the “mark to market” election.

Derivatives

The use of hedging strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders. In order to distribute the income from such transactions and avoid a tax on a Fund, the Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Short Sales

Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by a Fund has a long-term holding period.

Straddles

Code Section 1092 (dealing with straddles) also may affect the taxation of options in which a Fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Treasury

Regulations promulgated under Section 1092 also provide certain “wash sale” rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. In order to distribute the income from such transactions and avoid a tax on a Fund, the Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Constructive Sale

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale of, an offsetting notional principal contract entered into by a Fund or a related person with respect to, or a futures or forward contract (as defined in the Code) to deliver, the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

U.S. Taxation of Non-U.S. Shareholders

Dividends and certain other payments (but not including distributions of net capital gains) to persons who are neither citizens nor residents of the United States or U.S. entities (“Non-U.S. Persons”) are generally subject to U.S. tax withholding at the rate of 30%. Each Fund intends to withhold at that rate on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. A Fund may withhold at a lower rate permitted by an applicable treaty if the shareholder provides the documentation required by the Fund. For Fund taxable years beginning before 2008, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

Backup Withholding

Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate will increase to 31% for taxable years beginning on or after January 1, 2011. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing discussion is a general summary of some of the important U.S. federal income tax consequences affecting each Fund and its shareholders. The discussion is included for general informational purposes only.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under federal tax law, and under other tax laws, such as foreign, state or local tax laws, of an investment in a Fund, which are not addressed here.

This summary does not address any potential foreign, state, local or non-income tax consequences of an investment in a Fund. Shareholders may be subject to state and local taxes on distributions from a Fund in addition to federal income tax.

FINANCIAL STATEMENTS

The audited financial statements of the Funds (Statement of Assets and Liabilities as of June 30, 2007, Statement of Operations for the year ended June 30, 2007, Statement of Changes in Net Assets for each of the years in the two year period ended June 30, 2007, Financial Highlights for each of the years in the five year period ended June 30, 2007 during which a fund was operational, and Notes to Financial Statements, along with the Report of the Independent Registered Public Accounting Firm) which are included in the Funds’ Annual Report to shareholders, are incorporated by reference into this Statement of Additional Information (filed on September 6, 2007, Accession Number 0001193125-07-196234).

Appendix A

DESCRIPTION OF RATINGS

Moody’s Investor Services, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) and Fitch, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P and Fitch to the securities in which the Funds may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. CRM attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Funds, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. In that event, CRM will consider whether it is in the best interest of the Funds to continue to hold the securities.

Moody’s Ratings

Corporate and Municipal Bonds.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Corporate and Municipal Commercial Paper. The highest rating for corporate and municipal commercial paper is “P-1” (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Municipal Notes. The highest ratings for state and municipal short-term obligations are “MIG 1,” “MIG 2” and “MIG 3” (or “VMIG 1,” “VMIG 2” and “VMIG 3” in the case of an issue having a variable-rate demand feature). Notes rated “MIG 1” or “VMIG 1” are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated “MIG 2” or “VMIG 2” are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated “MIG 3” or “VMIG 3” are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P Ratings

Corporate and Municipal Bonds.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Corporate and Municipal Commercial Paper. The “A-1” rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated “A-1+.”

Municipal Notes. The “SP-1” rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated “SP-1+.” The “SP-2” rating reflects a satisfactory capacity to pay principal and interest.

Fitch Ratings

Description of Fitch’s highest state and municipal notes rating.

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+—Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1—Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Appendix B

CRAMER ROSENTHAL MCGLYNN, LLC

POLICIES AND PROCEDURES FOR PROXY VOTING

Cramer Rosenthal McGlynn, LLC (“CRM” or the “Firm”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). CRM serves as the investment adviser or sub-adviser of various (i) investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), (ii) private investment funds exempt from registration under the 1940 Act, and (iii) outside private accounts over which the Firm has discretionary investment authority.

1.	Purpose and Proxy Voting Process

CRM’s policy seeks to monitor corporate actions, analyze proxy solicitation materials, and vote client proxies for stocks which are held in client accounts in a timely and appropriate manner. CRM shall conduct such activities and vote client proxies in accordance with these Policies.

Monitoring of Corporate Actions

CRM monitors corporate actions electronically through a third-party proxy service. Through the service, CRM receives electronic notice of upcoming proxy votes, meeting and record dates and other information on upcoming corporate actions by companies in which CRM clients are shareholders. CRM generally utilizes the service to electronically vote such proxies.

The Voting Process

Review of Proxy Solicitation Materials/Independent Recommendations

CRM has hired an independent third party, Institutional Shareholder Services (“ISS”) to provide analyses and voting recommendations based on empirical research measuring the impact of proxy issues on shareholder value.

CRM will consider ISS analysis and recommendations, as well as the portfolio manager’s own knowledge of the company (including its management, operations, industry and the particular proxy issue) in proxy decisions, with the exception of separately-managed Taft-Hartley or accounts where the client specifically directs CRM to vote 1 in a “socially responsible” manner; in these cases CRM would generally follow the particular ISS recommendations for that category.

[1]	ISS provides voting recommendations for “Taft-Hartley” accounts that are in the best long-term economic interest of plan participants and beneficiaries conforming to AFL-CIO voting guidelines.

Corporate Governances Matters

The following is a summary of the ISS voting recommendations. 2

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis. Certain actions by directors should result in votes being withheld, including directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse.

•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees.

•	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

Classification/Declassification of the Board

•	Vote against proposals to classify the board. Vote for proposals to repeal classified boards and to elect all directors annually.

Director and Officer Indemnification and Liability Protection

•

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. Vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock). Vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

[2]	The full ISS recommendations are outlined in the ISS Proxy Guidelines, which are available to CRM clients upon request.

Management Compensation

Director Compensation

Votes on compensation plans for directors are determined on a case-by-case basis, using a proprietary, quantitative model developed by ISS.

Employee, Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a case-by-case basis.

Shareholder Proposals regarding Executive and Director Pay

Generally, vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, and would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Social Issues

Animal Rights

Vote case-by-case on proposals to phase out the use of animals in product testing.

Tobacco

Most tobacco-related proposals should be evaluated on a case-by-case basis.

Instances Where CRM Does Not Follow ISS Recommendation

As stated above, there may be instances where the Firm determines that it is not in the best interest of clients to follow ISS recommendations with respect to certain proxy vote(s). These instances may involve non-routine and/or controversial issues, such as the re-pricing of options, adoption or substantial changes to a shareholder rights plan (or poison pill) or proxy contests, involving, for instance, a hostile takeover attempt but may also include more routine issues, such as the election of directors or auditor appointments. When CRM decides not to vote proxies in the manner recommended by ISS, CRM shall document the reasons for such decision.

Securities on Loan

Securities over which CRM has voting authority in certain accounts are subject to being lent to other parties, including securities in private investment partnerships, registered mutual funds and certain other accounts. CRM has no role in the lending process;

securities lending decisions are made by the custodian with the consent of and on behalf of the client. As a general matter, when a security is on “loan” as of the record date, CRM has no authority to vote, and shall not vote, a proxy for the security.

Clients Who Vote Their Own Proxies

CRM clients may retain the authority to vote their own proxies in their discretion.

2.	Conflicts and Potential Conflicts of Interest

CRM recognizes that there may be a conflict of interest or potential conflict of interest between itself and its clients with respect to the voting of proxies of certain companies and has developed a mechanism for identifying and addressing such conflicts. Examples of such conflicts include, but are not limited to, where a company soliciting proxies is an advisory client of CRM or where CRM has a financial interest in a company soliciting proxies. When a conflict or potential conflict has been identified, CRM will generally vote the proxy as recommended by ISS, subject to a review by the Compliance Committee to confirm that voting is in the best interest of clients.

3.	Disclosure and Oversight

CRM, in its written brochure required under Rule 204-3 (the “Form ADV”) shall describe: (i) these Policies; (ii) how a client can obtain information from CRM on how it voted the client’s proxies; and (iii) how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.

The Compliance Committee shall have oversight responsibility for these Policies. In particular, the Compliance Committee shall have responsibility for monitoring the actual or potential conflicts of interest that may arise in relation to voting proxies for client securities.

4.	Recordkeeping

CRM shall retain the following books and records in, as appropriate, electronic or hard copy form:

(a)	These Policies as they may be amended from time to time.

(b)	A copy of each proxy statement received regarding client securities (which may be kept by relying on obtaining copies through the EDGAR system maintained by the Securities and Exchange Commission).

(c)	A record of each vote cast on behalf of clients.

(d)	Internal documents created that were material to the decision on how to vote any proxies or that memorialize the basis for such a decision, including any documentation relating to decisions to vote proxies other than in accordance with ISS recommendations.

(e)	Copies of written client requests for proxy voting records and of the Firm’s written responses to either a written or oral request for information on how the Firm voted proxies on behalf of the requesting client.

The above records shall be retained in an easily accessible place for a period of at least five (5) years from the end for the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of CRM.

Records for CRM Mutual Fund Trust shall be maintained by CRM Mutual Fund Trust.

ITEM 23.	EXHIBITS.

a(1)	Certificate of Trust of CRM Mutual Fund Trust (the “Trust”) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the Commission on April 11, 2005 (SEC File Nos. 333-123998 and 811-21749) (“Registration Statement”).

a(2)	Agreement and Declaration of Trust of the Trust is incorporated herein by reference to the Registrant’s Registration Statement.

a(3)	Amended Schedule A to the Agreement and Declaration of Trust of the Trust to establish and designate CRM Mid/Large Cap Value Fund as a series of the Trust is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the Commission on October 11, 2005 (SEC File Nos. 333-123998 and 811-21749) (“Post Effective Amendment No. 1”).

a(4)	Amended Schedule A to the Agreement and Declaration of Trust of the Trust to establish and designate CRM All Cap Value Fund as a series of the Trust and Advisor Shares as a class of shares of CRM Mid/Large Cap Value Fund and CRM All Cap Value Fund is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the Commission on August 10, 2006 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No.4”).

a(5)	Amended Schedule A to the Agreement and Declaration of Trust of the Trust to establish and designate CRM 130/30 Value Fund as a series of the Trust to be filed by Amendment.

b(1)	By-Laws of the Trust is incorporated herein by reference to the Registrant’s Registration Statement.

d(1)	Investment Advisory Agreement between the Trust, on behalf of CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund and CRM Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”), and Cramer Rosenthal McGlynn, LLC, as investment adviser is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the Commission on October 28, 2005 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 2”).

d(2)	Amended and Restated Schedule A and Schedule B to the Investment Advisory Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund, and Cramer Rosenthal McGlynn, LLC, as investment adviser are incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, as filed with the Commission on October 24, 2006 (SEC File Nos. 333-123998 and 811-21749) (Post-Effective Amendment No. 5”).

d(3)	Amended and Restated Schedule A and Schedule B to the Investment Advisory Agreement between the Trust, on behalf of CRM All Cap Value Fund, and Cramer Rosenthal McGlynn, LLC, as investment adviser are incorporated herein by reference to Post-Effective Amendment No. 5.

d(4)	Amended and Restated Schedule A and Schedule B to the investment Advisory Agreement between the Trust, on behalf of CRM 130/30 Value Fund, and Cramer Rosenthal McGlynn, LLC, as investment adviser to be filed by Amendment.

d(5)	Amended and Restated Exhibit A to the Expense Limitation Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund, and Cramer Rosenthal McGlynn, LLC is incorporated herein by reference to Post-Effective Amendment No. 5.

d(6)	Amended and Restated Exhibit A to the Expense Limitation Agreement between the Trust, on behalf of CRM All Cap Value Fund, and Cramer Rosenthal McGlynn, LLC is incorporated herein by reference to Post-Effective Amendment No. 5.

d(7)	Amended and Restated Exhibit A to Expense Limitation Agreement between the Trust, on behalf of CRM Small/Mid Cap Value Fund, and Cramer Rosenthal McGlynn, LLC is filed herewith.

d(8)	Amended and Restated Exhibit A to Expense Limitation Agreement between the Trust, on behalf of CRM 130/30 Value Fund, and Cramer Rosenthal McGlynn, LLC to be filed by Amendment.

e(1)	Underwriting Agreement between the Trust and PFPC Distributors, Inc., as distributor is incorporated herein by reference to Post-Effective Amendment No. 5.

e(2)	Amended and Restated Exhibit A to the Underwriting Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund, and PFPC Distributors, Inc., as distributor is incorporated herein by reference to Post-Effective Amendment No. 2.

e(3)	Amended and Restated Exhibit A to the Underwriting Agreement between the Trust, on behalf of CRM All Cap Value Fund, and PFPC Distributors, Inc., as distributor is incorporated herein by reference to Post-Effective Amendment No. 5.

e(4)	Amended and Restated Exhibit A to the Underwriting Agreement between the Trust, on behalf of CRM 130/30 Value Fund, and PFPC Distributors, Inc., as distributor to be filed by Amendment.

g(1)	Custodian Services Agreement between the Trust and PFPC Trust Company, as custodian is incorporated herein by reference to Post-Effective Amendment No. 2.

h(1)	Transfer Agency Services Agreement between the Trust and PFPC Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 2.

h(2)	Amended and Restated Exhibit A to the Transfer Agency Services Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund, and PFPC Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 5.

h(3)	Amended and Restated Exhibit A to the Transfer Agency Services Agreement between the Trust, on behalf of CRM All Cap Value Fund and CRM 130/30 Value Fund, and PFPC Inc., as transfer agent to be filed by Amendment.

h(4)	Administration and Accounting Services Agreement between the Trust and PFPC Inc., as administrator is incorporated herein by reference to Post-Effective Amendment No. 2.

h(5)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund and PFPC Inc., as administrator is incorporated herein by reference to Post-Effective Amendment No. 5.

h(6)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement between the Trust, on behalf of CRM All Cap Value Fund, and PFPC Inc., as administrator is incorporated herein by reference to Post-Effective Amendment No. 5.

h(7)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement between the Trust, on behalf of CRM 130/30 Value Fund, and PFPC Inc., as administrator, to be filed by Amendment.

h(8)	Amended and Restated Shareholder Service Plan for Investor Shares of the Funds is incorporated herein by reference to Post-Effective Amendment No. 5.

h(9)	Amended and Restated Shareholder Servicing Agreement for Investor Shares of the Funds is incorporated herein by reference to Post-Effective Amendment No. 5.

h(10)	Shareholder Servicing Agreement for Advisor Shares of the CRM Small/Mid Cap Value Fund, the CRM Mid/Large Cap Value Fund and the CRM All Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 5.

h(11)	Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 5.

i(1)	Form of Opinion and Consent of counsel with respect to CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund CRM Mid Cap Value Fund and CRM Large Cap Value Fund is incorporated herein by reference to the Registrant’s Registration Statement.

i(2)	Form of Opinion and Consent of counsel with respect to CRM Mid/Large Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 1.

i(3)	Form of Opinion and Consent of counsel with respect to CRM All Cap Value Fund and Advisor Shares as a class of shares of CRM Mid/Large Cap Value Fund and CRM All Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No.4.

i(4)	Form of Opinion and Consent of counsel with respect to CRM 130/30 Value Fund, to be filed by Amendment.

j	Consent of Ernst & Young LLP, the Trust’s Independent Registered Public Accounting Firm is filed herewith.

m	Distribution Plan for Advisor Shares of the Funds is incorporated herein by reference to Post-Effective Amendment No. 5.

n	Amended and Restated Multiple Class Plan of the Trust is incorporated herein by reference to Post-Effective Amendment No. 5.

p(1)	Code of Ethics for the Trust is Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the Commission on June 29, 2005 (SEC File Nos. 333-123998 and 811-21749).

p(2)	Code of Ethics for Cramer Rosenthal McGlynn, LLC, the Investment Adviser, as revised January 2007 is filed herewith

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

The Adviser of the Trust is controlled by WT Investments, Inc., which owns 82.41% of the equity interest in the Adviser. WT Investments, Inc., is a subsidiary of Wilmington Trust Corporation and an investment holding company.

Information regarding Wilmington Trust Corporation, its subsidiaries and affiliates follows:

Wilmington Trust Corporation

Rodney Square North

1100 North Market Street

Wilmington, Delaware

Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB, WT Investments, Inc., Rodney Square Management Corporation, Balentine Holdings, Inc. and Wilmington Trust (UK) Limited

SUBSIDIARIES OF WILMINGTON TRUST CORPORATION

Wilmington Trust Company

Rodney Square North

1100 North Market Street

Wilmington, Delaware

Delaware-chartered bank and trust company

Wilmington Trust FSB

One South Street, Suite 2160 Baltimore, Maryland 21202

Federal savings bank headquartered in Maryland, a registered investment adviser

Wilmington Trust of Pennsylvania

795 East Lancaster Avenue

Villanova, Pennsylvania

Commercial bank headquartered in Pennsylvania

WT Investments, Inc.

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Corporation and an investment holding company

Brandywine Insurance Agency, Inc.

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company and a licensed insurance agent and broker for life, casualty and property insurance

Brandywine Finance Corporation

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company which is a finance company

Brandywine Life Insurance Company, Inc.

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes

Wilmington Trust SP Services, Inc.

(f/k/a Delaware Corporate Management, Inc.)

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.

Wilmington Trust SP Services (Nevada), Inc.

(f/k/a Nevada Corporate Management, Inc.)

3773 Howard Hughes Parkway

Las Vegas, Nevada

A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities

Rodney Square Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Corporation and a registered investment advisor

Wilmington Brokerage Services Company

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment advisor

100 West Tenth Street Corporation

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation

Compton Realty Corporation

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center

Rodney Square Investors, L.P.

Rodney Square North

1100 North Market Street

Wilmington, Delaware

49% owned by Compton Realty Corporation. Partnership that holds title to the Wilmington Trust Center

Drew-VIII-Ltd.

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

Siobain VI, Ltd.

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

Wilmington Trust SP Services (New York), Inc. (f/k/a) WTC Corporate Services, Inc.)

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company that provides nexus and other services

WT Services of Delaware, Inc.

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company that provides back-office and support services to Wilmington Trust Company and its affiliates

Wilmington Trust SP (Delaware) Services, Inc.

(f/k/a Organization Services, Inc.)

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust SP Services, Inc., that provides nexus and other services for Delaware holding companies and other Delaware entities

Special Services Delaware, Inc.

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust SP Services, Inc., a special purpose entity used to facilitate corporate transactions

Wilmington Trust Global Services, Ltd.

Rodney Square North

1100 North Market Street

Wilmington, Delaware

A subsidiary of Wilmington Trust Company that provides nexus and other services

Wilmington Trust (Cayman), Ltd.

George Town, Cayman Islands, British West Indies

A subsidiary of Wilmington Trust Company that provides trust services

Wilmington Trust (Channel Islands), Ltd.

St. Helier, Jersey, Channel Islands

A subsidiary of Wilmington Trust Company that provides trust services

Wilmington Trust Investment Management, LLC

(f/ka Balentine & Company, LLC)

3455 Peachtree Road

Suite 2000

Atlanta, Georgia 30325

Owned by Balentine Delaware Holding Company, LLC. A registered broker-dealer and a registered investment adviser

Balentine Management, Inc.

1100 North Market Street

Rodney Square North

Wilmington, DE 19890

A subsidiary of Balentine Holdings, Inc.

Wilmington Trust (UK) Limited

200 Aldersgate Street

London, EC1A 4JJ

A subsidiary of Wilmington Trust Corporation Holding company

SPV Management Limited

78 Cannon Street, London, EC4P 5LN

A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services

SPV Advisors Limited

78 Cannon Street, London, EC4P 5LN

A subsidiary of Wilmington Trust (UK) Limited that serves as advisor to SPV Management Limited

Lord SPV Limited

78 Cannon Street, London, EC4P 5LN

A subsidiary of SPV Management Limited

SPV Management (Dublin) Limited

78 Cannon Street, London, EC4P 5LN

A subsidiary of SPV Management Limited that provides nexus and other services

SPV Management (Italia) SRL

Studio Tributare Deiure, Via Pontaccio 10, Milan, 20120, Italy

A subsidiary of SPV Management Limited that provides nexus and other services

SPV Jersey Limited

Oak Walk, St. Peter, Jersey, JE3 7EF

A subsidiary of SPV Management Limited that provides nexus and other services

SPV Cayman Limited

Q&H Corporate Services Ltd., Third Floor, Harbour Centre,

P.O. Box 1347, Georgetown, Grand Cayman, BWIO, Cayman Islands

A subsidiary of SPV Management Limited that provides nexus and other services

Bedell SPV Management (Jersey) Limited

26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands

51% owned by SPV Management Limited

Provides nexus and other services

GTBA Holdings, Inc.

Grant Tani Barash & Altman LLC

Grant Tani Barash & Altman Management, Inc.

WTC Camden, Inc.

WT Delaware Capital Corp.

Wilmington Investment Managers, Inc.

Rodney Square North

1100 North Market Street

Wilmington, DE

California Corporate Management, Inc.

Rodney Square North

1100 North Market Street

Wilmington, DE

AFFILIATES OF WILMINGTON TRUST CORPORATION

Cramer Rosenthal McGlynn, LLC

New York, New York

A registered investment adviser

(82.41%] equity interest owned by WT Investments, Inc.)

Roxbury Capital Management, LLC

Santa Monica, California

A registered investment adviser

(100% preferred interests owned by WT Investments, Inc.

30% revenue interest owned by WT Investments, Inc.

41.23% equity interest owned by WT Investments, Inc.)

Clemente Capital, Inc.

152 West 57th Street

New York, New York 10017

(24.9% equity interest owned by WT Investments, Inc.)

Camden Partners Holdings, LLC

500 East Pratt Street

Baltimore, MD 21202

(28.125% equity interest owned by WT Investments, Inc.)

A registered investment adviser

Camden Partners Equity Advisors, LLC

500 East Pratt Street

Baltimore, MD 21202

(100% owned by Camden Partners Holdings, LLC)

A registered investment adviser

Camden Partners Equity Managers I, LLC

500 East Pratt Street

Baltimore, MD 21202

(28.125% equity interest owned by WTC Camden, Inc.)

A registered investment adviser

The Independence Group, Ltd.

ITEM 25.	INDEMNIFICATION.

Article IX of the CRM Mutual Fund Trust (the “CRM Trust” or the “Registrant”) Agreement and Declaration of Trust (the “Agreement”) which is incorporated by reference provides, among other things, that no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its shareholders, in connection with trust property or the affairs of the Trust; and all persons shall look solely to the trust property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any shareholder, Trustee, officer, employee, or agent of the Trust for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, wilful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office. The Agreement requires the CRM Trust to indemnify trustees and officers, as well as former trustees and officers, provided that the Agreement does not allow indemnification in the following circumstances:

(i)	if there has been a final adjudication by a court or other body that the person seeking indemnification engaged in bad faith, wilful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office,

(ii)	if there has been a final adjudication whereby the person seeking indemnification is found to not to have acted in good faith in the reasonable belief that that individual’s action was in the best interest of the CRM Trust; or

(iii)	in the event of a settlement resulting in a payment by a person seeking indemnification, unless there has been either a determination that such indemnified person did not engage in bad faith, wilful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts that that individual did not engage in such conduct by (a) a vote of a majority of the non-interested trustees acting on the matter; or (b) a written opinion of legal counsel chosen by a majority of the trustees and determined by them in their reasonable judgment to be independent.

The CRM Trust is party to an investment advisory agreement with Cramer Rosenthal McGlynn, LLC (the “Adviser”). Paragraph 8 of the foregoing investment advisory agreement with the Trust provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the Adviser shall not be subject to liability to the Trust or Fund, any Series of the Trust or Fund or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or the Fund. Any liability of an Adviser to any series of the Trust or the Fund shall not automatically impart liability on the part of such Adviser to any other series of the Trust or the Fund. No series of the Fund shall be liable for the obligations of any other series of the Fund.

Indemnification of PFPC Distributors, Inc. (the “Distributor”), the Funds’ principal underwriter, against certain losses is provided for in Section 9 of the Underwriting Agreement with the Distributor incorporated by reference. In Section 9 of the Underwriting Agreement, the Fund agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Distributor.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Cramer Rosenthal McGlynn, LLC (“CRM”)

The only employment of a substantial nature of each of CRM’s directors and officers is with CRM.

ITEM 27.	PRINCIPAL UNDERWRITER

(a)	PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of July 11, 2007, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

PAX World Funds Series Trust I

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Sterling Capital Small Cap Value Fund

The Torray Fund

Van Wagoner Funds

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Distributed by BB&T AM Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

BB&T Fund

Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

BlackRock Funds

BlackRock Bond Allocation Target Shares

BlackRock Liquidity Funds

International Dollar Reserve Fund I, Ltd.

BlackRock Senior Floating Rate Fund, Inc. and

BlackRock Senior Floating Rate Fund II, Inc.

Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

MGI Funds

Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

Northern Funds

Northern Institutional Funds

(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Name	Position(s) with Distributor
Brian Burns	Chairman; Director; President; Chief Executive Officer

Michael Denofrio	Director

Nicholas Marsini	Director

Rita G. Adler	Chief Compliance Officer

John Munera	Anti-Money Laundering Officer

Jodi Jamison	Chief Legal Officer

Bradley A. Stearns	Secretary; Clerk

Julie Bartos	Assistant Secretary; Assistant Clerk

Charlene Wilson	Treasurer; Chief Financial Officer; Financial & Operations Principal

Maria Schaffer	Assistant Treasurer; Controller

Bruno Di Stefano	Vice President

Susan K. Moscaritolo	Vice President

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

All accounts and records are maintained by the Trust, or on its behalf by the Trust’s administrator, accounting agent, distributor and transfer agent PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29.	MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.	UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on October 24, 2007.

CRM MUTUAL FUND TRUST

By:	/s/ Ronald H. McGlynn
Ronald H. McGlynn
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated below on October 24, 2007.

SIGNATURE	TITLE

/s/ Ronald H. McGlynn Ronald H. McGlynn	Chief Executive Officer

* /s/ Louis Ferrante Louis Ferrante	Trustee

* /s/ Louis Klein, Jr. Louis Klein, Jr.	Trustee

/s/ Carlos A. Leal Carlos A. Leal	Chief Financial Officer and Trustee

* /s/ Clement C. Moore, II Clement C. Moore, II	Trustee

SIGNATURE

* By:	/s/ Carlos A. Leal
Carlos A. Leal, Attorney-in-Fact

Exhibit Index

d(7)	Amended and Restated Exhibit A to the Expense Limitation Agreement between the Trust, on behalf of CRM Small/Mid Cap Value Fund, and Cramer Rosenthal McGlynn, LLC.

(j)	Consent of Ernst & Young LLP, the Trust’s Independent Registered Public Accounting Firm.

p(2)	Code of Ethics for Cramer Rosenthal McGlynn, LLC, the Investment Adviser, as revised January 2007.